UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4630

 NAME OF REGISTRANT:                     John Hancock Investment Trust
                                         III



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congress Street
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


127400 John Hancock Funds Greater China Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 ADVANCED SEMICONDUCTOR MANUFACTURING CORPORATION LIMITED                                    Agenda Number:  701366963
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00173107
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2007
          Ticker:
            ISIN:  CNE1000001R2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the appointment of Mr. Hsueh Cheng Lu             Mgmt          For                            For
       as an Executive Director of the second session
       of the Board of Directors with a term of office
       from the date of the EGM to 01 MAR 2010

2.A    Approve the appointment of Mr. Yi Liang Yeh               Mgmt          For                            For
       as a shareholders representative Supervisor
       of the second session of the Supervisory Committee
       with a term of office from the date of the
       EGM to 01 MAR 2010

2.B    Approve the appointment of Ms. Chen Yan as a              Mgmt          For                            For
       shareholders representative Supervisor of the
       second session of the Supervisory Committee
       with a term of office from the date of the
       EGM to 01 MAR 2010

3.A    Approve the application of Service Contract               Mgmt          For                            For
       for Executive Director [as specified] between
       the Company and Mr. Hsueh Cheng Lu

3.B    Approve the application of Service Contract               Mgmt          For                            For
       for shareholders representative Supervisor
       [as specified] between the Company and Mr.
       Yi Liang Yeh

3.C    Approve the application of Service Contract               Mgmt          For                            For
       for shareholders representative Supervisor
       [as specified] between the Company and Ms.
       Chen Yan

4.     Approve the remuneration [as specified]                   Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 ADVANCED SEMICONDUCTOR MANUFACTURING CORPORATION LIMITED                                    Agenda Number:  701455277
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00173107
    Meeting Type:  EGM
    Meeting Date:  18-Mar-2008
          Ticker:
            ISIN:  CNE1000001R2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the appointment of Mr. Hendricus Cornelis         Mgmt          No vote
       Maria van der Zeeuw as a Non-Executive Director
       of the 2nd session of the Board of Directors
       with a term of Office from the date of the
       EGM to 01 MAR 2010

2.     Approve the application of Service Contract               Mgmt          No vote
       for Non-Executive Director [as specified] between
       the Company and Mr. Hendricus Cornelis Maria
       van der Zeeuw

3.     Approve the proposed remuneration [as specified]          Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ADVANCED SEMICONDUCTOR MANUFACTURING CORPORATION LIMITED                                    Agenda Number:  701532310
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y00173107
    Meeting Type:  AGM
    Meeting Date:  22-May-2008
          Ticker:
            ISIN:  CNE1000001R2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       [the Board] of the Company for the YE 31 DEC
       2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company and the report of the Auditors
       for the YE 31 DEC 2007

4.     Approve the profit distribution of the Company            Mgmt          For                            For
       [i.e., no dividend being proposed] for the
       YE 31 DEC 2007

5.     Approve the appointment of Ernst & Young Hua              Mgmt          For                            For
       Ming and Ernst & Young as the PRC and International
       Auditors of the Company, until the conclusion
       of the next AGM and authorize the Board of
       Directors to fix their remuneration

S.6    Authorize the Board of Directors, subject to              Mgmt          Against                        Against
       this resolution and in accordance with the
       relevant requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited, the Articles of Association
       of the Company and the applicable Laws and
       regulations of the People's Republic of China,
       to allot, issue and deal with, either separately
       or concurrently, additional Domestic Shares
       and H-Shares of the Company and to make or
       grant offers, agreements, options and rights
       of exchange or conversion which might require
       the exercise of such powers during and after
       the relevant period, the aggregate nominal
       amounts of Domestic Shares and H-Shares authorized
       to be allotted, issued and dealt with or agreed
       conditionally or unconditionally to be allotted,
       issued and dealt with [whether pursuant to
       an option or otherwise] by the Board of Directors
       pursuant to the said approval not exceeding
       20% of each of the aggregate nominal amounts
       of Domestic Shares and H-Shares of the Company
       respectively in issue at the date of passing
       this resolution, otherwise than pursuant to:
       i) a Rights Issue or ii) any scrip dividend
       or similar arrangement providing for allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or other applicable Laws to
       be held]; to make corresponding amendments
       to the Articles of Association of the Company
       as it thinks fit so as to reflect the new capital
       structure upon the allotment or issuance of
       shares as provided in this Resolution




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORP CHINA LTD                                                                     Agenda Number:  701352368
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  SGM
    Meeting Date:  12-Oct-2007
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve: 1) Baotou Aluminum be merged with the            Mgmt          For                            For
       Company and for such purpose, authorize the
       Company issue 637,880,000 ordinary shares of
       RMB 1.00 each ("Chalco A Shares"), such Chalco
       A Shares to be listed on the Shanghai Stock
       Exchange, to exchange for 431,000,000 Baotou
       Shares at the rate set out in sub point 2;
       2) the exchange of Chalco A Shares for Baotou
       Shares shall be at the rate of 1.48 Chalco
       A Shares for 1 Baotou Share; 3) ratify and
       approve the terms and conditions of the Merger
       Agreement dated 20 JUL 2007 between the Company
       and Baotou Aluminum as referred to in the Baotou
       Merger Circular and the Merger Proposal as
       referred to in the Baotou Merger Circular and
       authorize the Directors of the Company (the
       "Directors") to implement the transactions
       under the Merger Agreement and the Merger Proposal;
       4) and approve, upon the implementation of
       the Merger Agreement and the Merger Proposal,
       the connected transaction which will be constituted
       by the share exchange by the Company with Baotou
       Group and Guiyang Aluminum, which are non-wholly
       owned subsidiaries of Aluminum Corporation
       of China ("Chinalco"), a connected person of
       the Company

S.2    Amend, subject to the passing of Resolution               Mgmt          For                            For
       1 and the passing of the resolutions proposed
       at the respective class meetings of the holders
       of H Shares and the holders of A Shares and
       subject further to the issue of the Chalco
       A Shares as referred to in Resolution 1, the
       Articles of Association of the Company to reflect
       the changes in the total number of issued shares
       and the share capital structure of the Company
       after the issue of Chalco A shares to implement
       the Merger Proposal

S.3    Amend the Article 99 of the Articles of Association       Mgmt          Against                        Against
       of the Company, as specified in the Continuing
       Connected Transactions

4.     Approve, to exempt, the Chinalco and the parties          Mgmt          Against                        Against
       acting in concert with it, from making a general
       offer for the Shares pursuant to the relevant
       laws and regulations of the PRC

5.     Authorize the Board [or the Committee of Directors        Mgmt          For                            For
       as may be appointed by the Board], subject
       to the passing of Resolution 1 and the passing
       of the resolutions proposed at the respective
       class meetings of the holders of H Shares and
       the holders of A Shares, to implement the Merger
       Proposal and the matters contemplated there
       under from the date of passing this resolution

6.     Approve to revise the annual limits for the               Mgmt          Abstain                        Against
       transactions under the Mutual Supply Agreement
       for the 3  FY endings 31 DEC 2009 as set out
       in the Continuing Connected Transactions Circular
       and authorize the Board to take such actions
       as are necessary to implement such revisions

7.     Approve an interim dividend of RMB 0.137 [tax             Mgmt          For                            For
       inclusive] per ordinary share of the Company
       totaling the sum of approximately RMB 1,765
       million in respect of the 6 months ended 30
       JUN 2007

8.     Approve a special dividend of RMB 0.013 [tax              Mgmt          For                            For
       inclusive] per ordinary share of the Company
       totaling the sum of approximately RMB 168 million
       out of the retained earnings of Lanzhou Aluminum
       and Shandong Aluminum for the YE 31 DEC 2006




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORP CHINA LTD                                                                     Agenda Number:  701352370
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  CLS
    Meeting Date:  12-Oct-2007
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve: the merger of Baotou Aluminum with               Mgmt          For                            For
       the Company by way of the proposed share exchange
       [as specified]: 1) Baotou Aluminum be merged
       with the Company and for such purpose, authorize
       the Company to issue 637,880,000 ordinary shares
       of RMB 1.00 each [Chalco A Shares], such Chalco
       A Shares to be listed on the Shanghai Stock
       Exchange, to exchange for 431,000,000 Baotou
       Shares at the rate specified; 2) the exchange
       of Chalco A Shares for Baotou Shares shall
       be at the rate of 1.48 Chalco A Shares for
       1 Baotou Share; 3) the terms and conditions
       of the Merger Agreement dated 20 JUL 2007 between
       the Company and Baotou Aluminum as specified
       and the merger proposal as specified and authorize
       the Directors of the Company [the Directors]
       to implement the transactions under the Merger
       Agreement and the merger proposal; and 4) upon
       implementation of the merger proposal and the
       Merger Agreement, the connected transaction
       which will be constituted by the Share Exchange
       by the Company with Baotou Group and Guiyang
       Aluminum, which are non-wholly owned subsidiaries
       of Aluminum Corporation of China [Chinalco],
       a connected person of the Company

2.     Approve, subject to the passing of Special Resolution     Mgmt          Against                        Against
       No. 1 and the passing of the resolutions proposed
       at the respective class meetings of the holders
       of H Shares and the holders of A Shares and
       subject to the Executive granting to Chinalco
       and parties acting in concert with it the Whitewash
       Waiver and the satisfaction of any condition
       attached to the Whitewash Waiver imposed by
       the Executive, the Whitewash Waiver




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORP CHINA LTD                                                                     Agenda Number:  701503840
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  EGM
    Meeting Date:  09-May-2008
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the bidding by the Company of the Target          Mgmt          For                            For
       Equity Interests [as defined in the Circular]
       at China Beijing Equity Exchange and upon such
       bidding being successful, the entering into
       of the Acquisition Agreement in respect of
       the Target Equity Interests between the Company
       and Chinalco and the terms and transactions
       contemplated and confirmed; authorize the Directors
       to do all such acts and things and execute
       such documents which they consider necessary
       or expedient for the implementation and giving
       effect to the Acquisition Agreement and the
       transactions contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 ALUMINUM CORP CHINA LTD                                                                     Agenda Number:  701555609
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0094N109
    Meeting Type:  AGM
    Meeting Date:  09-May-2008
          Ticker:
            ISIN:  CNE1000001T8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 464227 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Directors of the Company        Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the report of the Independent Auditor             Mgmt          For                            For
       and the audited financial statements of the
       Group and of the Company for the YE 31 DEC
       2007

4.     Approve the profit distribution of the Company            Mgmt          For                            For
       for the YE 31 DEC 2007 and the declaration
       of the Company's final dividend for the YE
       31 DEC 2007

5.I    Appoint Mr. Zhu Demiao as a Independent Non-Executive     Mgmt          For                            For
       Director of the Company

5.II   Appoint Mr. Wang Mengkui as a Independent Non-Executive   Mgmt          For                            For
       Director of the Company

6.     Authorize the Board of Directors to determine             Mgmt          For                            For
       the remuneration of the Directors and Supervisors
       of the Company for the YE 31 DEC 2008

7.     Approve to pay a discretionary bonus for the              Mgmt          For                            For
       year 2007 to the Directors and Supervisors
       of the Company

8.     Approve to renew the liability insurance for              Mgmt          Against                        Against
       the Directors, Supervisors and other Senior
       Management of the Company for the year of 2008/2009

9.     Re-appoint PricewaterhouseCoopers, Hong Kong              Mgmt          For                            For
       Certified Public Accountants, and PricewaterhouseCoopers
       Zhong Tian CPAs Limited Company as the Company's
       Independent Auditors and PRC Auditors, until
       the conclusion of the following AGM, and authorize
       the Audit Committee of the Board of Directors
       to determine their remuneration

10.    Approve to put forward at such meeting by any             Mgmt          Against                        Against
       shareholder(s) holding 3% or more of the shares
       carrying the right to vote at such meeting

S.11   Approve, subject to notifications being given             Mgmt          For                            For
       to the People's Bank of China, the Company
       may issue short-term bonds [the Short-term
       Bonds] in the period from the date when approval
       from the Company's shareholders is obtained
       to the conclusion of the AGM of the Company
       for the year ending 31 DEC 2008 on the specified
       terms; and authorize the Chairman [the Chairman]
       of the Board of Directors of the Company or
       any person authorized by the Chairman to determine
       and finalize the terms and conditions of the
       Short-term Bond issue and any relevant matters
       in relation to the same based on the needs
       of the Company and the market conditions at
       the time of the issuance, including determining
       and finalizing the final principal amount,
       the period of maturity and interest rates of
       the Short-term Bonds; the Board to execute
       all necessary documents, to conduct appropriate
       information disclosures and/or to do all such
       things and acts as are considered necessary
       or expedient and in the interests of the Company
       for the purpose of effecting or otherwise in
       connection with its Short-term Bond issue or
       any matter incidental thereto

S.12   Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       an unconditional general mandate to issue,
       allot and deal with additional H Shares in
       the capital of the Company, and to make or
       grant offers, agreements and options in respect
       thereof during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the H Shares in issue as at the date
       of this Resolution; and the Board of Directors
       will only exercise its power under such mandate
       in accordance with the Company Law of the PRC
       and the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [as the same may be amended from time to time]
       and only if all necessary approvals from the
       China Securities Regulatory Commission and/or
       other relevant PRC government authorities are
       obtained; the Board of Directors to issue shares
       pursuant to this resolution to execute and
       do or procure to be executed and done, all
       such documents, deeds and things as it may
       consider necessary in connection with the issue
       of such new shares including, without limitation,
       the time and place of issue, making all necessary
       applications to the relevant authorities, entering
       into an underwriting agreement [or any other
       agreement]; determine the use of proceeds and
       to make all necessary filings and registrations
       with the relevant PRC, Hong Kong and other
       authorities; and increase the registered capital
       of the Company in accordance with the actual
       increase of capital by issuing shares pursuant
       to this resolution, to register the increased
       capital with the relevant authorities in the
       PRC and to make such amendments to the Articles
       of Association of the Company as it thinks
       fit so as to reflect the increase in registered
       capital of the Company[Authority expires the
       earlier of the conclusion of the next AGM of
       the Company following the passing of this resolution
       or the date on which the authority set out
       in this resolution is revoked or varied by
       a special resolution of the shareholders of
       the Company in a general meeting]

S.13   Amend the Articles 13 and 39 of the Articles,             Mgmt          For                            For
       subject to the necessary approval of the relevant
       PRC authorities, as specified

S.14   Approve, subject to the filling of the relevant           Mgmt          Against                        Against
       notifications with the People's Bank of China,
       the Company may issue medium-term bonds [the
       Medium-term Bonds] in the period from the date
       when approval from the Company's shareholders
       is obtained to the conclusion of the AGM of
       the Company for the year ending 31 DEC 2008
       on the specified terms; and authorize the Chairman
       [the Chairman] of the Board of Directors of
       the Company [the Board] or any person authorized
       by the Chairman to determine and finalize the
       terms and conditions of the Medium-term Bond
       issue and any relevant matters in relation
       to the same based on the needs of the Company
       and the market conditions at the time of the
       issuance, including determining and finalizing
       the final principal amount, the period of maturity
       and interest rates of the Medium-term Bonds;
       authorize the Board to execute all necessary
       documents, to conduct appropriate information
       disclosures and/or to do all such things and
       acts as are considered necessary or expedient
       and in the interests of the Company for the
       purpose of effecting or otherwise in connection
       with its Medium-term Bond issue or any matter
       incidental thereto




--------------------------------------------------------------------------------------------------------------------------
 ANGANG STEEL COMPANY LTD                                                                    Agenda Number:  701560460
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0132D105
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2008
          Ticker:
            ISIN:  CNE1000001V4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2007

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2007

4.     Approve the proposed distribution of the profits          Mgmt          For                            For
       of the Company for the year 2007

5.     Approve the proposed remuneration of the Directors        Mgmt          For                            For
       and the Senior Management of the Company for
       the year 2007

6.     Approve the proposed remuneration of the Supervisors      Mgmt          For                            For
       of the Company for the year 2007

7.     Approve the appointment of each of Zhong Rui              Mgmt          For                            For
       Yue Hua Certified Public Accountants and the
       Domestic and International Auditor of the Company
       respectively for the year and authorize the
       Board of Directors of the Company to determine
       their remunerations




--------------------------------------------------------------------------------------------------------------------------
 AU OPTRONICS CORP.                                                                          Agenda Number:  932908291
--------------------------------------------------------------------------------------------------------------------------
        Security:  002255107
    Meeting Type:  Annual
    Meeting Date:  19-Jun-2008
          Ticker:  AUO
            ISIN:  US0022551073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ACCEPT 2007 BUSINESS REPORT AND FINANCIAL              Mgmt          For                            For
       STATEMENTS, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

02     TO ACCEPT THE PROPOSAL FOR THE DISTRIBUTION               Mgmt          For                            For
       OF 2007 PROFITS, AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

03     TO APPROVE THE PROPOSAL FOR THE CAPITALIZATION            Mgmt          For                            For
       OF 2007 STOCK DIVIDENDS AND EMPLOYEE STOCK
       BONUS, AS SET FORTH IN THE COMPANY'S NOTICE
       OF MEETING ENCLOSED HEREWITH.

04     TO APPROVE THE PROPOSAL FOR THE REVISIONS TO              Mgmt          For                            For
       THE "RULES FOR THE ELECTION OF DIRECTORS AND
       SUPERVISORS", AS SET FORTH IN THE COMPANY'S
       NOTICE OF MEETING ENCLOSED HEREWITH.

05     TO APPROVE THE PROPOSAL FOR RELEASING THE DIRECTORS       Mgmt          For                            For
       FROM NON-COMPETITION RESTRICTIONS, AS SET FORTH
       IN THE COMPANY'S NOTICE OF MEETING ENCLOSED
       HEREWITH.




--------------------------------------------------------------------------------------------------------------------------
 BANK OF CHINA LTD, BEIJING                                                                  Agenda Number:  701404054
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0698A107
    Meeting Type:  EGM
    Meeting Date:  24-Dec-2007
          Ticker:
            ISIN:  CNE1000001Z5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elec Mr. ZHOU Zaiqun as an Executive Director             Mgmt          No vote
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 BANK OF CHINA LTD, BEIJING                                                                  Agenda Number:  701569230
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0698A107
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2008
          Ticker:
            ISIN:  CNE1000001Z5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2007 annual report of the Bank                Mgmt          For                            For

2.     Approve the 2007 working report of the Board              Mgmt          For                            For
       of Directors of the Bank

3.     Approve the 2007 working report of the Board              Mgmt          For                            For
       of Supervisors of the Bank

4.     Approve the 2007 annual financial statements              Mgmt          For                            For
       of the Bank

5.     Approve the 2008 annual budget of the Bank                Mgmt          For                            For

6.     Approve the 2007 Profit Distribution Plan of              Mgmt          For                            For
       the Bank

7.     Approve the re-appointment of PricewaterhouseCoopers      Mgmt          For                            For
       Zhong Tian Certified Public Accountants Limited
       Company and PricewaterhouseCoopers as the External
       Auditors of the bank and their audit fees for
       2008

8.     Approve the re-election of Sir Frederick Anderson         Mgmt          For                            For
       GOODWIN as a Non Executive Director of the
       Bank

9.1    Approve the 2007 Performance Appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. XIAO Gang, the Chairman of the
       Board of Directors of the Bank

9.2    Approve the 2007 Performance Appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. LI Lihui, the Vice-Chairman of
       the Board of Directors and the President of
       the Bank

9.3    Approve the 2007 Performance Appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. LI Zaohang, the Executive Director
       and the Executive Vice-President of the Bank

9.4    Approve the 2007 Performance Appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. HUA Qingshan

9.5    Approve the 2007 Performance Appraisal and Bonus          Mgmt          For                            For
       Plan for Mr. LIU Ziqiang, the Chairman of the
       Board of Supervisors of the Bank

9.6    Approve the 2007 Performance Appraisal and Bonus          Mgmt          For                            For
       Plan for full-time Supervisors of the Bank
       assigned by shareholders

10.    Approve the Remuneration Adjustment Scheme for            Mgmt          For                            For
       the Non-Executive Directors of the Bank

11.    Approve the Continuing Connected Transactions             Mgmt          For                            For
       between the Bank and BOCHK Group and the Annual
       Caps

12.    To consider the duty report of Independent Directors      Non-Voting    No vote
       of the Bank

S.13   Approve the resolution in relation to the issue           Mgmt          Against                        Against
       of Renminbi-denominated bonds in Hong Kong
       for an amount not exceeding RMB 7 billion and
       the authorize the Board of Directors to finalize
       and deal with all related matters [as specified]




--------------------------------------------------------------------------------------------------------------------------
 BANK OF COMMUNICATIONS CO LTD                                                               Agenda Number:  701544632
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y06988102
    Meeting Type:  AGM
    Meeting Date:  06-Jun-2008
          Ticker:
            ISIN:  CNE100000205
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Bank's Board of Directors       Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Approve the report of the Bank's Board of Supervisors     Mgmt          For                            For
       for YE 31 DEC 2007

3.     Approve the Auditors' report and the Audited              Mgmt          For                            For
       financial statements of the Bank for the YE
       31 DEC 2007

4.     Approve the Profit Distribution Plan and the              Mgmt          For                            For
       recommendation for dividend for the YE 31 DEC
       2007

5.     Re-appoint PricewaterhouseCoopers as International        Mgmt          For                            For
       Auditors of the Bank and Deloitte Touche Tohmatsu
       CPA Limited as Domestic Auditors of the Bank
       for the term to be ended at the next AGM and
       authorize the Board of Directors of the Bank
       to determine their remuneration

6.     Approve the proposed level of external donations          Mgmt          For                            For
       for the YE 31 DEC 2007

7.     Authorize the Board of Directors of the Bank              Mgmt          For                            For
       to approve and implement the interim profit
       distribution plan for the 6 months ending 30
       JUN 2008

S.8    Approve to issue Renminbi denominated bonds               Mgmt          Against                        Against
       by the Bank in Hong Kong, the terms and conditions
       for the issue of the Renminbi denominated bonds:
       a) aggregate principal amount: not exceeding
       RMB 5 billion, the bonds shall be offered to
       institutional investors and retail investors
       in a reasonable proportion depending on market
       demand; b) maturities: tentatively between
       one to three years, [as specified]; c) interest
       rate: the stated annual interest rate shall
       be determined by a book-building exercise and
       shall remain fixed for the term of the bonds,
       interest calculation shall be carried out by
       applying simple annual interest rate, interests
       shall be payable half-yearly; no compound interests
       shall be paid, and no additional interest shall
       accrue for the period after maturity dates;
       d) target bondholders: institutional and retail
       investors in Hong Kong; e) use of proceeds:
       the proceeds shall be used for granting loans,
       as general working capital of the Bank and
       for general corporate purposes; f) validity
       period of this resolution this resolution shall
       be effective from the date of the passing of
       this resolution until 31 MAR 2009; g) authorize
       the Senior Management of the Bank to deal with
       matters in relation to the issue of the Renminbi
       denominated bonds including the determination
       of the issue size, the issue terms and conditions,
       the bond maturity and the interest rates of
       the bonds, the authorization shall be effective
       from the date of the passing of this resolution
       until 31 MAR 2009




--------------------------------------------------------------------------------------------------------------------------
 BAOYE GROUP COMPANY LTD                                                                     Agenda Number:  701379580
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0699H101
    Meeting Type:  EGM
    Meeting Date:  19-Nov-2007
          Ticker:
            ISIN:  CNE100000213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, subject to the regulations promulgated           Mgmt          For                            For
       from time to time by the People's Bank of China
       and any other applicable regulations; the issue
       of short term commercial papers in a maximum
       accumulated repayment amount of RMB 800,000,000
       [the 'Paper'], in the accordance with the specified
       terms; and authorize the Board to determine
       and finalize the details, terms and conditions
       [including the final maximum accumulated repayment
       amount of the Paper] of, and all relevant matters
       in connection with, the proposed issue of the
       Paper by the Company by reference to the financial
       position of the Company and the market conditions,
       and to sign all such documents, make all required
       or appropriate information disclosures and/or
       to do all such things and acts as are considered
       necessary or expedient and in the interest
       of the Company for the purpose of effecting
       or otherwise in connection with its proposed
       issue of the Paper or any matter incidental
       thereto




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD, CENTRAL DISTRICT                                                Agenda Number:  701556029
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  22-May-2008
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Li Ka-shing as a Director                       Mgmt          For                            For

3.2    Elect Mr. Li Tzar Kuoi, Victor as a Director              Mgmt          For                            For

3.3    Elect Mr. Chung Sun Keung, Davy as a Director             Mgmt          For                            For

3.4    Elect Ms. Pau Yee Wan, Ezra as a Director                 Mgmt          For                            For

3.5    Elect Mr. Leung Siu Hon as a Director                     Mgmt          For                            For

3.6    Elect Mr. Simon Murray as a Director                      Mgmt          For                            For

3.7    Elect Mr. Cheong Ying Chew, Henry as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, be and is hereby generally and
       unconditionally approved, the aggregate nominal
       amount of shares of the Company to be repurchased
       by the Company pursuant to the approval in
       this resolution shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       Resolution, and the said approval shall be
       limited accordingly; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

5.3    Approve that the general mandate granted to               Mgmt          Against                        Against
       the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5.2, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHI MEI OPTOELECTRONICS CORP                                                                Agenda Number:  701603385
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1371T108
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0003009007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 465559 DUE TO DELETION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    To report the 2007 business operations                    Non-Voting    No vote

A.2    To report the 2007 Audited reports                        Non-Voting    No vote

A.3    To report the establishment for the rules the             Non-Voting    No vote
       Board Meeting

A.4    To report the indirect investment in People's             Non-Voting    No vote
       Republic of China

B.1    Approve the 2007 financial statements                     Mgmt          For                            For

B.2    Approve the  2007 profit distribution, proposed           Mgmt          For                            For
       cash dividend: TWD 1.5 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and staff bonus, proposed stock dividend:
       50 SHS for 1,000 shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          Against                        Against

B.5    Approve the option of tax benefit in connection           Mgmt          For                            For
       with the Capital injection

B.6    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 CHINA BLUECHEMICAL LTD                                                                      Agenda Number:  701588634
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14251105
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  CNE1000002D0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 470738 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       (the Board) of the Company for the YE 31 DEC
       2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the audited financial statements and              Mgmt          For                            For
       the report of the independent Auditor of the
       Company and the Group for the YE 31 DEC 2007

4.     Approve the distribution of profit of the Company         Mgmt          For                            For
       for the YE 31 DEC 2007 and the declaration
       of the Company's final dividend

5.     Re-appoint Ernst & Young Hua Ming and Ernst               Mgmt          For                            For
       &Young as the Domestic and International Auditors
       of the Company for a term until the conclusion
       of the next AGM and authorize the Board to
       fix their respective remuneration

6.     Authorize the Board to approve the budget of              Mgmt          For                            For
       the Company for the year 2008

7.     Approve the shareholders who individually or              Mgmt          Against                        Against
       jointly hold 3% or more of the Company's shares
       carrying the right to vote (if any)

S.8    Authorize the Board to issue, allot and/or deal           Mgmt          Against                        Against
       with additional domestic shares and overseas
       listed foreign shares (H Shares) of the Company,
       and to make or grant offers, agreements or
       options in respect thereof, subject to the
       following conditions: (i) such mandate shall
       not extend beyond the Relevant Period save
       that the Board may during the Relevant Period
       make or grant offers, agreements or options
       which might require the exercise of such powers
       after the end of the Relevant Period; (ii)
       the number of the domestic shares and H Shares
       to be issued and allotted or agreed conditionally
       or unconditionally to be issued and allotted
       by the Board shall not exceed 20% of each of
       its existing domestic shares and overseas listed
       foreign shares of the Company; and (iii) the
       Board will only exercise its power under such
       mandate in accordance with the Company Law
       of the PRC and the Rules Governing the Listing
       of Securities on The Stock Exchange of Hong
       Kong Limited (as amended from time to time)
       or applicable laws, rules and regulations of
       other government or regulatory bodies and only
       if all necessary approvals from the China Securities
       Regulatory Commission and/or other relevant
       PRC government authorities are obtained; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration or
       the 12 month]; and to increase the registered
       capital of the Company to reflect the number
       of shares authorized to be issued by the Company
       pursuant to this special resolution and to
       make such appropriate and necessary amendments
       to the Articles of Association as they think
       fit to reflect such increases in the registered
       capital of the Company and to take any other
       action and complete any formality required
       to effect the separate or concurrent issuance
       of shares pursuant to this special resolution
       and the increase in the registered capital
       of the Company

S.9    Amend, subject to the necessary approval of               Mgmt          For                            For
       the relevant PRC authorities, the Articles
       4, 40, 106 and 121 of the Articles as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA COAL ENERGY CO LTD                                                                    Agenda Number:  701590920
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1434L100
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2008
          Ticker:
            ISIN:  CNE100000528
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 474356 DUE TO RECEIPT OF ADDITIONAL RESOLUTION.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2007 report of the Board of Directors         Mgmt          For                            For
       of the Company [the Board of Directors]

2.     Approve the 2007 report of the Supervisory Committee      Mgmt          For                            For
       of the Company [the Supervisory Committee]

3.     Approve the report of the Auditors and the Company's      Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2007

4.     Approve the profit distribution plan for the              Mgmt          For                            For
       year 2007 and authorize the Board of Directors
       to implement such proposal

5.     Approve the Company's 2008 capital expenditure            Mgmt          For                            For
       budget

6.     Approve the 2008 emoluments distribution policy           Mgmt          For                            For
       for the Directors and the Supervisors of the
       Company

7.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       CPAs Limited Company, as the Company's Domestic
       Auditor and PricewaterhouseCoopers, Certified
       Public Accountants, as the Company's International
       Auditor for the FY 2008 and to authorize the
       Board of Directors to determine their respective
       remunerations

8.     Approve and ratify the share purchase agreement           Mgmt          For                            For
       dated 25 April 2008 [the Share Purchase Agreement
       I] entered into between the Company [as the
       purchaser] and China Coal Imp. & Exp. [as the
       seller] in relation to the purchase of 100%
       equity interest in the Dongpo Coal, and the
       transaction contemplated thereunder; and authorize
       the Board of Directors of the Company to exercise
       all powers of the Company and executed all
       documents and to do all things and take all
       other steps as might in its opinion be desirable
       or necessary in connection with the Share Purchase
       Agreement I and/or the transaction contemplated
       thereunder

9.     Approve and ratify the share purchase agreement           Mgmt          For                            For
       dated 25 April 2008 [the Share Purchase Agreement
       II] entered into between the Company [as the
       purchaser] and China Coal Trade and Industry
       [as the seller] in relation to the purchase
       of 5% equity interest in the Qinhuangdao Imp.&
       Exp., and the transaction contemplated thereunder;
       and authorize the Board of the Directors of
       the Company to exercise all powers of the Company
       and executed all documents and to do all things
       and take all other steps as might in its opinion
       be desirable or necessary in connection with
       the Share Purchase Agreement II and/or the
       transaction contemplated thereunder

S.10   Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with A shares and H shares in
       the capital of the Company and make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company otherwise than pursuant
       to: i) a rights issue; or ii) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association or
       other applicable laws to be held]; and to make
       corresponding amendments to the Articles of
       Association of the Company as it thinks fit
       so as to reflect the new capital structure
       upon the allotment or issuance of shares as
       provided in this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LTD, BEIJING                                      Agenda Number:  701569987
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14369105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2008
          Ticker:
            ISIN:  CNE1000002F5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2007

3.     Approve the audited consolidated financial statements     Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

4.     Approve the profit distribution and dividend              Mgmt          For                            For
       distribution plan for the year 2007 as recommended
       by the Board of Directors of the Company

5.     Appoint Mr. Zhang Changfu as a Non-Executive              Mgmt          For                            For
       Director of the Company

6.     Appoint Mr. Zou Qiao as a Independent Non-Executive       Mgmt          For                            For
       Director of the Company

7.     Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       international Auditors and PricewaterhouseCoopers
       Zhong Tian CPAs Limited Company as the Company's
       domestic Auditors for a term ending at the
       next AGM of the Company and authorize the Board
       of Directors of the Company to determine their
       respective remuneration

S.8    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with additional H
       shares and domestic shares of the Company,
       either separately or concurrently, and to make
       or grant offers, agreements and options in
       respect thereof, subject to the following conditions:
       such mandate shall not extend beyond the relevant
       period save that the Board of Directors may
       during the relevant period make or grant offers,
       agreements or options which might require the
       exercise of such powers after the end of the
       relevant period; the number of the domestic
       shares and H shares issued and allotted or
       agreed conditionally or unconditionally to
       be issued and allotted [whether pursuant to
       an option or otherwise] by the Board of Directors
       otherwise than pursuant to (x) a rights issue,
       or (y) any option scheme or similar arrangement
       adopted by the Company from time to time for
       the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, shall not exceed 20% of each of the
       existing domestic shares and H shares of the
       Company in issue as at the date of this resolution;
       and the Board of Directors will only exercise
       its power under such mandate in accordance
       with the Company Law of the PRC and the rules
       governing the listing of securities on the
       stock exchange of Hong Kong Limited [as amended
       from time to time] and only if all necessary
       approvals from relevant PRC government authorities
       are obtained; to make such amendments to the
       Articles of Association of the Company as it
       thinks fit so as to increase the registered
       share capital and reflect the new capital structure
       of the Company upon the allotment and issuance
       of shares as contemplated in above; contingent
       on the Board of Directors resolving to issue
       shares pursuant of this resolution, the Board
       of Directors to approve, execute and do or
       procure to be executed and done, all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such shares
       including, without limitation, determining
       the size of the issue, the issue price, the
       use of proceeds from the issue, the target
       of the issue and the place and time of the
       issue, making all necessary applications to
       the relevant authorities, entering into an
       underwriting agreement or any other agreements,
       and making all necessary filings and registrations
       with the relevant PRC, Hong Kong and other
       authorities; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       following the passing of this resolution or
       the expiration of the 12-month period following
       the passing of this resolution]

       Other matters if any                                      Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEIJING                                      Agenda Number:  701558883
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1436A102
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  CNE1000002G3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the consolidated financial statements             Mgmt          For                            For
       of the Company, the report of the Directors,
       the report of the Supervisory Committee and
       the report of the International Auditor for
       the YE 31 DEC 2007 and authorize the Board
       of Directors of the Company [the Board] to
       prepare the budget of the Company for the year
       2008

2.     Approve the profit distribution and the declaration       Mgmt          For                            For
       and payment of dividend for the YE 31 DEC 2007

3.     Re-appoint KPMG and KPMG Huazhen as the International     Mgmt          For                            For
       Auditor and Domestic Auditor of the Company,
       respectively for the YE 31 DEC 2008 and authorize
       the Board to fix the remuneration of the Auditors

       Transact any other business                               Non-Voting    No vote

S.4    Approve the Charter for the Supervisory Committee         Mgmt          For                            For
       of the Company

S.5    Amend the Articles 1.4, 8.25, 10.1, Item (9)              Mgmt          For                            For
       of 10.3 and 13.1 of the Articles of Association
       of the Company as specified; and authorize
       any 1 of the Directors of the Company to take
       all such action they deem necessary or appropriate
       to complete approval and or registration or
       filing of the aforesaid amendments to the Articles
       of Association of the Company

S.6    Authorize the Board, to allot, issue and deal             Mgmt          Against                        Against
       with additional shares of the Company [Shares]
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       the amount of additional domestic Shares or
       overseas-listed foreign invested shares [H
       Shares] [as the case may be] allotted, issued
       and dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with either
       separately or concurrently by the Board pursuant
       to the approval in this resolution, otherwise
       than pursuant to i) a rights issue or ii) any
       scrip dividend or similar arrangement providing
       for the allotment of Shares in lieu of the
       whole or part of a dividend on Shares in accordance
       with the articles of association of the Company
       shall not exceed 20% of each of the Company's
       existing domestic Shares and H Shares [as the
       case may be] in issue at the date of passing
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the 12 months period]

S.7    Authorize the Board to increase the registered            Mgmt          Against                        Against
       capital of the Company to reflect the issue
       of shares in the Company authorized under Resolution
       S.6, and to make such appropriate and necessary
       amendments to the Articles of Association of
       the Company as they think fit to reflect such
       increases in the registered capital of the
       Company and to take any other action and complete
       any formality required to effect such increase
       of the registered capital of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  701321096
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1397N101
    Meeting Type:  EGM
    Meeting Date:  23-Aug-2007
          Ticker:
            ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Approve the Scheme and related arrangements               Mgmt          For                            For
       the Bank's public offering of A Shares [the
       'Issue'] which are to be listed on a domestic
       securities exchange [together with 'the Issue',
       referred to as the 'Issue and Listing']: 1)
       type of securities to be issued: RMB ordinary
       shares [A Shares]; 2) Nominal value: RMB 1.00
       each; 3) Rights attached to A Shares: The A
       Shares to be issued are domestically listed
       domestic shares and, except as otherwise provided
       for in the relevant laws, administrative regulations,
       departmental rules and other regulatory documents
       and the Articles of Association, holders of
       such A Shares will be entitled to the same
       rights as the existing Shareholders of H Shares
       of the Bank in all respects; 4) Number of A
       Shares to be issued: not more than 9 billion
       shares [including any A Shares issued pursuant
       to any over-allotment option which may be granted
       to the lead underwriters by the Board according
       to the authorization of the shareholders' general
       meeting and having regard to the relevant circumstances,
       to any over-allotment option shall not exceed
       15% of the number of A Shares underwritten
       by the lead underwriters]; the number of A
       shares to be issued shall be subject to the
       approval by the CSRC and the CBRC, and subject
       to adjustment by the Board as authorized by
       the shareholders at the EGM and within the
       range approved by the CSRC and the CBRC having
       regard to the relevant circumstances; the registered
       capital of the Bank will be increased accordingly;
       5) Target Subscribers: Qualified strategic
       investors, institutional investors as approved
       by the CSRC and the individuals, legal entities
       and other investors in the PRC which have maintained
       share accounts with the Shanghai Stock Exchange
       [except those prohibited by PRC laws and regulations
       and other regulatory requirements to which
       an issuer is subject]; 6) Issue method: adopt
       a combination of the methods: placing of A
       Shares to strategic investors, off-line price
       consultation and placing to qualified institutional
       investors as approved by the CSRC and on line
       subscription; 7) Pricing method: the issue
       price range will be determined based on price
       consultations with qualified institutional
       investors as approved by the CSRC; the issuer
       and the lead underwriters will organize road
       show promotion, conduct cumulative bid pricing
       consultation within the issue price range,
       and the issue price will be determined based
       on the results of the cumulative bid pricing
       consultations and market conditions; 8) Proposed
       stock exchange for listing: Shanghai Stock
       Exchange; 9) Use of proceeds: the proceeds
       raised from the Issue will all be used to strengthen
       the capital base of the Bank and to raise the
       Bank's capital adequacy level; 10) Plan of
       distribution of accumulated undistributed profits:
       the Board shall declare a 2007 interim dividend
       in accordance with the authorization granted
       in the 2006 AGM of the Bank, in an amount of
       45% of the after-tax net profits of the Bank
       for the six months ended 30 JUN 2007; the accumulated
       undistributed profits of the Bank as at 30
       JUN 2007 [after such 2007 interim dividend
       distribution] shall be distributed by cash
       dividend to all Shareholders prior to the issue;
       the amount of such accumulated undistributed
       profits shall be the lesser of the same calculated
       in accordance with PRC Accounting Standards
       and International Financial Reporting Standards;
       the Board shall be authorized to decide on
       matters relating to the declaration of the
       above dividends and an announcement shall be
       made in due course; the Board's accumulated
       undistributed profits after the above-mentioned
       distributions and immediately prior to the
       completion of the Issue shall be shared by
       all new and existing shareholders of the Bank
       after the Issue

S.1.2  Authorize the Board to decide on and implement            Mgmt          For                            For
       specific schemes of the Issue and listing,
       including, but not limited to the determination
       of the timing and timetable of issue , number
       f shares to be issued, issue method, pricing
       method, issue price and offering structure,
       over-allotment option [if any] and other matters
       relating to the Issue and Listing, including
       :1) engage relevant intermediaries for the
       purposes of the Issue and Listing; 2) apply
       for the listing on the Shanghai Stock Exchange
       of the shares issued; 3) decide to postpone
       the implementation of the Issue in the cases
       of force majeure or other situations which
       render the Issue impractical or which may bring
       adverse consequences to the Bank even when
       under such situations the Issue can be implemented;
       4) the formalities in relation to the Issue
       and Listing and capital increase such as review
       and approval, registration, filing, ratification,
       consent, etc. with the competent authorities;
       5) sign, execute, amend and complete documents
       to be submitted to relevant government departments,
       institutions, organizations and individuals;
       6) make proper amendments to the resolutions
       relating to the Issue and Listing passed by
       the shareholders general meeting based on actual
       needs and requirements of regulatory authorities;
       and 7) handle any other matters which the Directors
       consider as necessary, proper and appropriate
       for the Issue and Listing

S.1.3  Approve that the resolution of the general meeting        Mgmt          For                            For
       regarding the Issue and Listing remain valid
       for 12 months from the day on which it is adopted
       by the general meeting

S.2    Amend Articles 1, 8, 9, 10, 119, 149, 154, 156,           Mgmt          Against                        Against
       157, 163, 236, 237, 18, 19, 20, 23, 26, 27,
       28, 30, 43, 49, 70, 71, 75, 82, 84, 85, 86,
       87, 88, 89, 90, 95, 103, 112, 113, 116, 125,
       126, 128, 129, 132, 143, 146, 148, 164, 170,
       172, 174, 180, 185, 192, 195, 221, 226, 232,
       264, 270, 265, 271, 277, 285 of the Articles
       of Association of the Company as specified

S.3    Amend the Rules of Procedures for the Shareholders'       Mgmt          For                            For
       General Meeting as specified

S.4    Amend the Rules of Procedure for the Board as             Mgmt          For                            For
       specified

S.5    Amend the Rules of Procedure for the Board of             Mgmt          For                            For
       Supervisors as specified

6.     Appoint Ms. Jenny Shipley as an Independent               Mgmt          For                            For
       Non-Executive Director of the Bank, conditional
       on the amendments to the Articles of Association
       being approved and coming into effect

7.     Appoint Mr. Wong Kai-Man as an Independent Non-Executive  Mgmt          For                            For
       Director of the Bank, conditional on the amendments
       to the Articles of Association being approved
       and coming into effect




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  701584636
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1397N101
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2008
          Ticker:
            ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 471465 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2007 report of the Board of Directors         Mgmt          For                            For

2.     Approve the 2007 report of the Board of Supervisors       Mgmt          For                            For

3.     Approve the 2007 final financial accounts                 Mgmt          For                            For

4.     Approve the 2008 capital expenditure budget               Mgmt          For                            For

5.     Approve the Profit Distribution Plan for the              Mgmt          For                            For
       second half of 2007 and 2008 interim profit
       distribution policy

6.     Appoint the Auditors for 2008                             Mgmt          For                            For

7.     Approve the 2007 Final Emoluments Distribution            Mgmt          For                            For
       Plan for the Directors and the Supervisors

S.8    Approve the proposed resolution on the issue              Mgmt          For                            For
       of Subordinated Bonds

9.     Appoint Ms. Xin Shusen as an Executive Director           Mgmt          Against                        Against
       of the Bank




--------------------------------------------------------------------------------------------------------------------------
 CHINA COSCO HOLDINGS CO. LTD                                                                Agenda Number:  701554760
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1455B106
    Meeting Type:  AGM
    Meeting Date:  06-Jun-2008
          Ticker:
            ISIN:  CNE1000002J7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company [the Board of Directors] for
       the YE 31 DEC 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2007

4.     Approve the declaration and payment of the final          Mgmt          For                            For
       dividends for the YE 31 DEC 2007 in the amount
       and in the manner recommended by the Board

5.     Approve the re-appointment of PricewaterhouseCoopers      Mgmt          For                            For
       as the International Auditors and the appointment
       of Zhongruiyuehua Certified Public Accountants
       Co., Ltd. as the PRC Auditors of the Company
       to hold office until the conclusion of the
       next AGM and authorize the Board of Directors
       to fix their remuneration

       PLEASE NOTE THAT FOR THE BELOW RESOLUTION REGARDING       Non-Voting    No vote
       ELECTION OF DIRECTORS, YOU MAY VOTE THE SHARE
       AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE
       SHARE POSITION BY THE NUMBER OF DIRECTORS THAT
       WILL BE ELECTED TO THE BOARD, WHICH IS 11 IN
       THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS
       HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU.

6.i    Elect Mr. Wei Jiafu as a Director of the Company          Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration and to enter into service
       contracts and/or appointment letter with each
       of the newly elected directors of the Company
       subject to such terms and conditions as the
       Board of Directors shall think fit and to do
       such acts and things to give effect to such
       matters

6.ii   Elect Mr. Zhang Fusheng as a Director of the              Mgmt          Against                        Against
       Company and authorize the Board of Directors
       to determine their remuneration and to enter
       into service contracts and/or appointment letter
       with each of the newly elected directors of
       the Company subject to such terms and conditions
       as the Board of Directors shall think fit and
       to do such acts and things to give effect to
       such matters

6.iii  Elect Mr. Chen Hongsheng as a Director of the             Mgmt          For                            For
       Company and authorize the Board of Directors
       to determine their remuneration and to enter
       into service contracts and/or appointment letter
       with each of the newly elected directors of
       the Company subject to such terms and conditions
       as the Board of Directors shall think fit and
       to do such acts and things to give effect to
       such matters

6.iv   Elect Mr. Li Jianhong as a Director of the Company        Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration and to enter into service
       contracts and/or appointment letter with each
       of the newly elected directors of the Company
       subject to such terms and conditions as the
       Board of Directors shall think fit and to do
       such acts and things to give effect to such
       matters

6.v    Elect Mr. Xu Lirong as a Director of the Company          Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration and to enter into service
       contracts and/or appointment letter with each
       of the newly elected directors of the Company
       subject to such terms and conditions as the
       Board of Directors shall think fit and to do
       such acts and things to give effect to such
       matters

6.vi   Elect Mr. Zhang Liang as a Director of the Company        Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration and to enter into service
       contracts and/or appointment letter with each
       of the newly elected directors of the Company
       subject to such terms and conditions as the
       Board of Directors shall think fit and to do
       such acts and things to give effect to such
       matters

6.vii  Elect Mr. Sun Yueying as a Director of the Company        Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration and to enter into service
       contracts and/or appointment letter with each
       of the newly elected directors of the Company
       subject to such terms and conditions as the
       Board of Directors shall think fit and to do
       such acts and things to give effect to such
       matters

6viiI  Elect Mr. Li Boxi as a Director of the Company            Mgmt          For                            For
       and authorize the Board of Directors to determine
       their remuneration and to enter into service
       contracts and/or appointment letter with each
       of the newly elected directors of the Company
       subject to such terms and conditions as the
       Board of Directors shall think fit and to do
       such acts and things to give effect to such
       matters

6.ix   Elect Mr. Alexander Reid Hamilton as a Director           Mgmt          Against                        Against
       of the Company and authorize the Board of Directors
       to determine their remuneration and to enter
       into service contracts and/or appointment letter
       with each of the newly elected directors of
       the Company subject to such terms and conditions
       as the Board of Directors shall think fit and
       to do such acts and things to give effect to
       such matters

6.x    Elect Mr. Cheng Mo Chi as a Director of the               Mgmt          For                            For
       Company and authorize the Board of Directors
       to determine their remuneration and to enter
       into service contracts and/or appointment letter
       with each of the newly elected directors of
       the Company subject to such terms and conditions
       as the Board of Directors shall think fit and
       to do such acts and things to give effect to
       such matters

6.xi   Elect Mr. Teo Siong Seng as a Director of the             Mgmt          For                            For
       Company and authorize the Board of Directors
       to determine their remuneration and to enter
       into service contracts and/or appointment letter
       with each of the newly elected directors of
       the Company subject to such terms and conditions
       as the Board of Directors shall think fit and
       to do such acts and things to give effect to
       such matters

       PLEASE NOTE THAT FOR THE BELOW RESOLUTION REGARDING       Non-Voting    No vote
       ELECTION OF DIRECTORS, YOU MAY VOTE THE SHARE
       AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE
       SHARE POSITION BY THE NUMBER OF DIRECTORS THAT
       WILL BE ELECTED TO THE BOARD, WHICH IS 04 IN
       THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS
       HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU.

7.i    Elect Mr. Li Yupeng as a Supervisor representing          Mgmt          For                            For
       the shareholders of the Company and authorize
       the Board of Directors to determine their remuneration
       and to enter into service contracts and/or
       appointment letter with each of the newly elected
       supervisors of the Company subject to such
       terms and conditions as the Board of Directors
       shall think fit and to do such acts and things
       to give effect to such matters

7.ii   Elect Mr. Li Zonghao as a Supervisor representing         Mgmt          For                            For
       the shareholders of the Company and authorize
       the Board of Directors to determine their remuneration
       and to enter into service contracts and/or
       appointment letter with each of the newly elected
       supervisors of the Company subject to such
       terms and conditions as the Board of Directors
       shall think fit and to do such acts and things
       to give effect to such matters

7.iii  Elect Mr. Yu Shicheng as a Supervisor representing        Mgmt          For                            For
       the shareholders of the Company and authorize
       the Board of Directors to determine their remuneration
       and to enter into service contracts and/or
       appointment letter with each of the newly elected
       supervisors of the Company subject to such
       terms and conditions as the Board of Directors
       shall think fit and to do such acts and things
       to give effect to such matters

7.iv   Elect Mr. Kou Wenfeng as a Supervisor representing        Mgmt          For                            For
       the shareholders of the Company and authorize
       the Board of Directors to determine their remuneration
       and to enter into service contracts and/or
       appointment letter with each of the newly elected
       supervisors of the Company subject to such
       terms and conditions as the Board of Directors
       shall think fit and to do such acts and things
       to give effect to such matters




--------------------------------------------------------------------------------------------------------------------------
 CHINA COSCO HOLDINGS CO. LTD                                                                Agenda Number:  701554811
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1455B106
    Meeting Type:  EGM
    Meeting Date:  06-Jun-2008
          Ticker:
            ISIN:  CNE1000002J7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve and ratify the guarantee entered into             Mgmt          Against                        Against
       between the Company as guarantor and Shandong
       Province Branch of Bank of China as the lender
       for a guarantee amount of USD 69,800,000 [copy
       of which is tabled at the meeting and marked
       "A" and initialed by the chairman of the meeting
       for identification purpose]

S.2    Approve and ratify the eight agreements entered           Mgmt          For                            For
       into between COSCO Container Lines Company
       Limited [COSCON] as buyer and Nantong COSCO
       KHI Ship Engineering Company Limited [NACKS]
       as builder respectively in relation to the
       construction of eight 13,350 TEU vessels [copies
       of which are tabled at the meeting and marked
       "B" and initialed by the chairman of the meeting
       for identification purpose] and all the transactions
       contemplated

S.3    Approve and ratify the 9 agreements entered               Mgmt          For                            For
       into among COSCO Bulk Carrier Company Limited
       [COSCO Bulk], and COSCO [Hong Kong] Shipping
       Company Limited [COSCO HK Shipping] as transferees,
       COSCO International Ship Trading Company Limited
       [COSCO International] as original buyer and
       transferor and COSCO Shipyard Group Company
       Limited [COSCO Shipyard Group] as builder respectively,
       pursuant to which the rights and obligations
       of COSCO International under the nine construction
       of vessels agreements entered into between
       COSCO International as buyer and COSCO Shipyard
       Group as builder in relation to the construction
       of nine 57,000 DWT type motor bulk carriers
       were sold and transferred to COSCO Bulk and
       COSCO HK Shipping [copies of which are tabled
       at the meeting and marked C and initialed by
       the chairman of the meeting for identification
       purpose] and all the transactions contemplated

S.4    Approve and ratify the 8 agreements entered               Mgmt          For                            For
       into among COSCO Bulk and COSCO HK Shipping
       as transferees, Ching Tung [H.K.] Shipping
       Company Limited [Ching Tung] and PMSL Shipping
       Services Limited [PMSL] as original buyers
       and transferors and NACKS as builder respectively,
       pursuant to which the rights and obligations
       of Ching Tung and PMSL under the eight construction
       of vessels agreements entered into between
       Ching Tung and PMSL as buyers and NACKS as
       builder in relation to the construction of
       eight 205,000 DWT bulk vessels were sold and
       transferred to COSCO Bulk and COSCO HK Shipping
       [copies of which are tabled at the meeting
       and marked "D" and initialed by the chairman
       of the meeting for identification purpose]
       and all the transactions contemplated




--------------------------------------------------------------------------------------------------------------------------
 CHINA EASTN AIRLS LTD                                                                       Agenda Number:  701416679
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1406M102
    Meeting Type:  EGM
    Meeting Date:  08-Jan-2008
          Ticker:
            ISIN:  CNE1000002K5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve and ratify, conditional upon i) the               Mgmt          No vote
       approval of the same by the holders of A Shares
       at the A Shareholders Class Meeting and by
       the holders of H Shares at the H Shareholders
       Class Meeting and ii) the passing of the ordinary
       resolution in relation to the approval of the
       CEA Holding Subscription as further described
       in Resolution No. 4 below, the terms and conditions
       of the Investor Subscription Agreement and
       authorize the Directors to sign all such documents
       and/or do all such things and acts as the Directors
       may consider necessary or expedient and in
       the interest of the Company for the purpose
       of effecting or otherwise in connection with
       any transaction contemplated under the Investor
       Subscription Agreement or any matter incidental
       thereto, including but not limited to the issue
       of 1,235,005,263 new H Shares and 649,426,737
       new H Shares by the Company to SIA and Temasek
       respectively pursuant to the Investor Subscription
       Agreement

S.2    Approve and ratify, conditional upon i) the               Mgmt          No vote
       approval of the same by the holders of A Shares
       at the A Shareholders Class Meeting and by
       the holders of H Shares at the H Shareholders
       Class Meeting and ii) the passing of the ordinary
       resolution in relation to the approval of the
       CEA Holding Subscription as further described
       in Resolution No. 4 below, the terms and conditions
       of the CEA Holding Subscription Agreement and
       authorize the Directors to sign all such documents
       and/or do all such things and acts as the Directors
       may consider necessary or expedient and in
       the interest of the Company for the purpose
       of effecting or otherwise in connection with
       any transaction contemplated under the CEA
       Holding Subscription Agreement or any matter
       incidental thereto, including but not limited
       to the issue of 1,100,418,000 new H Shares
       by the Company to CEA Holding pursuant to the
       CEA Holding Subscription Agreement

S.3    Approve, conditional upon and with effect from            Mgmt          No vote
       simultaneous completion of the Investor Subscriptions
       and the CEA Holding Subscription, the proposed
       amendments to the Articles of Association as
       specified, subject to obtaining any approval,
       endorsement or registration as may be necessary
       from the relevant authorities, and authorize
       the Directors to deal with on behalf of the
       Company the relevant application, approval,
       endorsement, registration, filing procedures
       and other related issues arising from the amendments
       of the Articles of Association; and empowered
       to make further amendments to the Articles
       of Association in order to fulfill or accommodate
       any request that may be raised or made by the
       relevant authorities during the approval, endorsement
       and/or registration of the amendments of the
       Articles of Association

4.     Approve and ratify, for the purposes of Chapter           Mgmt          No vote
       14A of the Listing Rules [which governs connected
       transactions of the Company] and conditional
       upon the approval of the same by the holders
       of A Shares at the A Shareholders Class Meeting
       and by the holders of H Shares at the H Shareholders
       Class Meeting, the terms and conditions of
       the CEA Holding Subscription Agreement and
       the transaction contemplated thereunder [which
       transaction is the same as that referred to
       in Resolution No. 2 above]

5.1    Appoint, conditional upon and with effect from            Mgmt          No vote
       simultaneous completion of the Investor Subscriptions
       and the CEA Holding Subscription, Mr. Stephen
       Lee Ching Yen as a Non-executive Director

5.2    Appoint, conditional upon and with effect from            Mgmt          No vote
       simultaneous completion of the Investor Subscriptions
       and the CEA Holding Subscription, Mr. Chew
       Choon Seng as a Non-executive Director

6.     Approve, the proposal for purchasing liability            Mgmt          No vote
       insurance for Directors and senior officers
       of the Company, as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA EASTN AIRLS LTD                                                                       Agenda Number:  701417001
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1406M102
    Meeting Type:  CLS
    Meeting Date:  08-Jan-2008
          Ticker:
            ISIN:  CNE1000002K5
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve and ratify, conditional upon the approval         Mgmt          No vote
       of the same by the holders of A shares at the
       A Shareholders Class Meeting and by the shareholders
       of the Company at the EGM, the terms and conditions
       of the Investor Subscription Agreement and
       authorize the Directors to sign all such documents
       and/or do all such things and acts as the Directors
       may consider necessary or expedient and in
       the interest of the Company for the purpose
       of effecting or otherwise in connection with
       any transaction contemplated under the Investor
       Subscription Agreement or any matter incidental
       thereto, including but not limited to the issue
       of 1,235,005,263 new H Shares and 649,426,737
       new H Shares by the Company to SIA and Temasek
       respectively pursuant to the Investor Subscription
       Agreement

S.2    Approve and ratify, conditional upon the approval         Mgmt          No vote
       of the same by the holders of A Shares at the
       A Shareholders Class Meeting and by the shareholders
       of the Company at the EGM, the terms and conditions
       of the CEA Holding Subscription Agreement and
       authorize the Directors to sign all such documents
       and/or do all such things and acts as the Directors
       may consider necessary or expedient and in
       the interest of the Company for the purpose
       of effecting or otherwise in connection with
       any transaction contemplated under the CEA
       Holding Subscription Agreement or any matter
       incidental thereto, including but not limited
       to the issue of 1,100,418,000 new H Shares
       by the Company to CEA Holding pursuant to the
       CEA Holding Subscription Agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA EVERBRIGHT LTD                                                                        Agenda Number:  701539275
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1421G106
    Meeting Type:  AGM
    Meeting Date:  29-May-2008
          Ticker:
            ISIN:  HK0165000859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to receive the audited financial statements,      Mgmt          For                            For
       the Directors' report and Independent Auditor's
       report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Tang Shuangning as a Director                Mgmt          For                            For

3.B    Re-elect Mr. Zang Qiutao as a Director                    Mgmt          For                            For

3.C    Re-elect Mr. Chen Shuang as a Director                    Mgmt          For                            For

3.D    Re-elect Mr. Xu Haoming as a Director                     Mgmt          For                            For

3.E    Re-elect Mr. Tang Chi Chun, Richard as a Director         Mgmt          For                            For

3.F    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of Directors

4.     Re-appoint the Auditors and authorise the Board           Mgmt          For                            For
       to fix the remuneration of the Auditors

5.O.1  Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       57B, to allot, issue and deal with additional
       shares in the capital of the Company or securities
       convertible into shares or options, warrants
       or similar rights to subscribe for shares and
       make or grant offers, agreements and options
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       the exercise of subscription or conversion
       rights attached to any warrants or securities;
       or iii) the exercise of options or similar
       arrangement; or iv) any scrip dividend or similar
       arrangement; [Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       to be held by law]

6.O.2  Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 1.00 of the Company during the
       relevant period, on The Stock Exchange of Hong
       Kong Limited or any other stock exchange on
       which the shares of the Company have been or
       may be listed and recognized by the Securities
       and Futures Commission under the Hong Kong
       Code on share repurchases for such purposes,
       subject to and in accordance with all applicable
       laws and regulations, at such price as the
       Directors may at their discretion determine
       in accordance with all applicable laws and
       regulations, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is to be held by
       law]

7.O.3  Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company to allot shares
       and to make or grant offers, agreements and
       options pursuant to Resolution 5.O.1, by an
       amount representing the aggregate nominal amount
       of the share capital repurchased by the Company
       pursuant to Resolution 6.O.2, provided that
       such amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA LIFE INS CO LTD                                                                       Agenda Number:  701532497
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1477R204
    Meeting Type:  AGM
    Meeting Date:  28-May-2008
          Ticker:
            ISIN:  CNE1000002L3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2007

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company and Auditor's report for the YE
       31 DEC 2007

4.     Approve the profit distribution and Cash Dividend         Mgmt          For                            For
       distribution plan of the Company for the year
       2007

5.     Approve the Interim Management Measures on remuneration   Mgmt          For                            For
       of the Directors, Supervisors and Senior Management
       Officers of the Company

6.     Approve the remuneration of the Directors and             Mgmt          For                            For
       the Supervisors of the Company

7.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountants Company Limited,
       Certified Public Accountants, and PricewaterhouseCoopers,
       Certified Public Accountants, respectively,
       as the PRC Auditor and International Auditor
       of the Company for the year 2008 and authorize
       the Board of Directors to determine their remuneration

8.     Approve the continued donations to the China              Mgmt          For                            For
       Life Charity Fund

9.     Approve to review the duty report of the Independent      Mgmt          Abstain                        Against
       Directors for the year 2007

10.    Approve to review the report on the status of             Mgmt          Abstain                        Against
       connected transactions and execution of connected
       transactions Management System of the Company
       for the year 2007

S.11   Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with domestic shares
       and overseas listed foreign shares ["H Shares"]
       independently or concurrently, according to
       the market conditions and the needs of the
       Company, provided that the respective number
       of shares shall not exceed 20% of the domestic
       shares or H Shares of the Company in issue
       on the date of the passing of this resolution,
       however, notwithstanding the granting of the
       general mandate to the Board of Directors,
       any issue of new domestic shares would require
       another shareholders' approval at a shareholders'
       meeting in accordance with the relevant PRC
       laws and regulations; as s 1) subject to this
       resolution and pursuant to the Company Law
       of the People's Republic of China [the "Company
       Law"] and the relevant regulatory stipulations
       [as amended from time to time] of the places
       where the Company is listed, the Board of Directors
       be granted a general and unconditional mandate
       to exercise all the powers of the Company to
       allot, issue and deal with new shares during
       the relevant period and to determine the terms
       and conditions for the allotment and issue
       of new shares which include, without limitation:
       a) class and number of new shares to be issued;
       b) price determination method of new shares
       and/or issue price [including price range];
       c) the starting and closing dates for the issue;
       d) class and number of the new shares to be
       issued to existing shareholders; and e) the
       making or granting of offers, agreements and
       options which might require the exercise of
       such powers 2) to make or grant offers, agreements
       and options which would or might require the
       exercise of such powers after the end of the
       relevant period 3) The aggregate nominal amount
       of the new domestic shares and new H Shares
       allotted, issued and dealt with conditionally
       or unconditionally [whether pursuant to an
       option or otherwise] by the Board of Directors
       pursuant to this resolution, other than the
       shares issued pursuant to the rights issue
       or the rights to purchase the shares of the
       Company under any option scheme or similar
       arrangement, shall not exceed 20% of each class
       of the domestic shares and H Shares of the
       Company in issue as at the date of passing
       this resolution 4) In exercising the powers
       granted in the resolution, the Board of Directors
       must: a) comply with the Company Law and the
       relevant regulatory stipulations [as amended
       from time to time] of the places where the
       Company is listed; and b) obtain approval from
       China Securities Regulatory Commission and
       other relevant PRC government departments.
       6) The Board of Directors, subject to the approval
       of the relevant authorities of the PRC and
       in accordance with the Company Law, be authorized
       to increase the registered capital of the Company
       to the required amount upon the exercise of
       the powers pursuant to this resolution and
       7) authorize the Board of Directors to sign
       the necessary documents, complete the necessary
       formalities and take other necessary steps
       to complete the allotment, issue and listing
       of new shares, provided that the same do not
       violate the relevant laws, administrative regulations,
       the relevant regulatory stipulations [as amended
       from time to time] of the places where the
       Company is listed and the Articles of Association
       of China Life Insurance Company Limited[Authority
       expires the earlier of the conclusion of the
       next AGM or the expiration of the 12 months
       period]




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS BANK CO LTD, SHENZEN                                                        Agenda Number:  701380797
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14896115
    Meeting Type:  EGM
    Meeting Date:  22-Oct-2007
          Ticker:
            ISIN:  CNE1000002M1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       415048 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Amend Article 154, Clause 4 of Article 156 and            Mgmt          Against                        Against
       Articles 169, 180, 181, 182, 183, 191, 193,
       203, 211, 212 and the appendices of the Articles
       of Association, as specified

S.2    Approve the adoption of the H-Shares Appreciation         Mgmt          For                            For
       Rights Scheme for the Senior Management, as
       specified

O.1    Approve the Co-operation Agreement and the transactions   Mgmt          Abstain                        Against
       contemplated thereby [and the Proposed Revised
       Cap for Continuing Connected Transaction]

O.2    Appoint Mr. Yi Xiqun as an Independent Non-Executive      Mgmt          For                            For
       Director of the Company for a term expiring
       upon the expiration of the 7th session of the
       Board of Directors

O.3    Authorize the Board for external investment               Mgmt          Abstain                        Against
       projects involving an investment amount not
       exceeding 10% [inclusive] of the net asset
       value based on the latest published audited
       accounts of the Company; and approve that any
       investment amount which is in excess of the
       aforementioned limit has to be approved by
       the shareholders at a general meeting




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS BANK CO LTD, SHENZEN                                                        Agenda Number:  701636930
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14896115
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  CNE1000002M1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 477931 DUE TO ADDITIONAL RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the work report of the Board of Directors         Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Approve the work report of the Board of Supervisors       Mgmt          For                            For
       for the YE 31 DEC 2007

3.     Approve the audited financial report for the              Mgmt          For                            For
       YE 31 DEC 2007

4.     Approve the final financial report for the YE             Mgmt          For                            For
       31 DEC 2007

5.     Approve the profit appropriations plan [including         Mgmt          For                            For
       the distribution of final dividend] for the
       YE 31 DEC 2007

6.     Appoint the accounting firm for the year 2008             Mgmt          For                            For
       and 2009 and approve to fix their remuneration

7.     Approve the duty performance and cross-evaluation         Mgmt          For                            For
       reports of the Independent Non-Executive Directors

8.     Approve the assessment report on the duty performance     Mgmt          For                            For
       of the Directors for the year 2007

9.     Approve the duty performance and cross-evaluation         Mgmt          For                            For
       reports of the External Supervisors

10.    Approve the related party transaction report              Mgmt          For                            For
       for the year 2007

11.    Approve the acquisition of a portion of the               Mgmt          For                            For
       equity interest in CIGNA & CMC Life Insurance
       Company Limited

12.    Approve the acquisition of 53.12% shareholdings           Mgmt          For                            For
       in Wing Lung Bank, Limited, including the subsequent
       possible general offer [the Acquisition], as
       specified in the announcement of the Company
       on 2 JUN 2008 and the circular issued by the
       Company on 12 JUN 2008]; and authorize the
       Board of the Company and its authorized person
       to do all such things in relation to the acquisition
       in accordance with the requirements of PRC
       and Hong Kong regulatory authorities, including
       but not limited to, reporting, executing, implementing
       and amending all necessary agreements, application
       for approval and/or to do all such things for
       the purpose of effecting or otherwise in connection
       with the acquisition or any matter incidental
       thereto

S13.1  Authorize the Company to issue subordinated               Mgmt          Against                        Against
       bond in the PRC in the principal amount of
       not more than RMB30 billion [or the equivalent
       amount of foreign currencies] in the domestic
       and/or overseas markets to replenish the capital
       base of the Company in the event that the subordinated
       bond is issued in both domestic and overseas
       market, the aggregate principal value for the
       issue of the subordinated bond in the overseas
       market shall not exceed RMB10 billion

S1321  Approve in relation to the issue of subordinated          Mgmt          Against                        Against
       bond in the domestic market principal amount:
       not exceeding RMB 30 billion

S1322  Approve in relation to the issue of subordinated          Mgmt          Against                        Against
       bond in the domestic market maturity 5 years
       or more

S1323  Approve in relation to the issue of subordinated          Mgmt          Against                        Against
       bond in the domestic market: Interest rate,
       as specified

S1324  Approve in relation to the issue of subordinated          Mgmt          Against                        Against
       bond in the domestic market: Target subscribers,
       as specified

S1325  Approve in relation to the issue of subordinated          Mgmt          Against                        Against
       bond in the domestic market: use of proceeds,
       as specified

S1326  Approve in relation to the issue of subordinated          Mgmt          Against                        Against
       bond in the domestic market: validity period
       of the resolution passed relating to the issue
       of subordinated bond in the domestic market,
       as specified

S1327  Approve to issue the subordinated bond in the             Mgmt          Against                        Against
       domestic market: authorize the Board of the
       Company and its authorized person to do or
       cease to do all such things relating to the
       issue of the subordinated bond in domestic
       markets [including but not limited to determine
       and finalise the terms and conditions of the
       issue of subordinated bonds] and to make amendments
       to such issue as permitted by the relevant
       regulatory authorities, such authorization
       shall be valid for a period from the approval
       date of AGM to 31 DEC 2009

S13.3  Approve to issue the subordinated bond in the             Mgmt          Against                        Against
       overseas market, will be submitted to the Board
       of the Company and its authorized person to
       determine and enact the issue proposal and
       to do or cease to do all such things relating
       to such issue based on the actual need of the
       Company and the overseas market conditions,
       such authorization shall be valid for a period
       from the approval date of AGM to 31 DEC 2009




--------------------------------------------------------------------------------------------------------------------------
 CHINA MERCHANTS HOLDINGS (INTERNATIONAL) CO LTD                                             Agenda Number:  701300787
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1489Q103
    Meeting Type:  EGM
    Meeting Date:  03-Jul-2007
          Ticker:
            ISIN:  HK0144000764
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Share Purchase Agreement dated 23             Mgmt          No vote
       MAY 2007 [the 'Share Purchase Agreement'] entered
       into between the Company, Win Good Investments
       Limited [the 'Purchaser'] and China Merchants
       Holdings [Hong Kong] Company Limited, as specified,
       pursuant to which the Company agreed to sell
       to the purchaser 1 share of USD 1.00 in the
       share capital of Easton Overseas Limited ['Easton'],
       representing the entire issued share capital
       of Easton, and assign to the purchaser the
       shareholder's loan in the amount of HKD 2,314,097,983.40,
       representing all shareholder's loans due by
       Easton to the Company as at 23 MAY 2007, for
       a total consideration of HKD 2,950 million
       and authorize the Directors of the Company
       to do all such further acts and things and
       execute such further documents and take all
       such steps which in their opinion may be necessary,
       desirable or expedient to implement and/or
       give effect to the terms of the Share Purchase
       Agreement

2.     Re-elect Mr. Su Xingang as a Director of the              Mgmt          No vote
       Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  701538906
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14965100
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2007

2.i    Declare an ordinary final dividend for the YE             Mgmt          For                            For
       31 DEC 2007

2.ii   Declare a special final dividend for the YE               Mgmt          For                            For
       31 DEC 2007

3.i    Re-elect Mr. Lu Xiangdong as a Director                   Mgmt          For                            For

3.ii   Re-elect Mr. Xue Taohai as a Director                     Mgmt          For                            For

3.iii  Re-elect Mr. Huang Wenlin as a Director                   Mgmt          Against                        Against

3.iv   Re-elect Mr. Xin Fanfei as a Director                     Mgmt          For                            For

3.v    Re-elect Mr. Lo Ka Shui as a Director                     Mgmt          For                            For

4.     Re-appoint Messrs. KPMG as the Auditors and               Mgmt          For                            For
       authorize the Directors to fix their remuneration

5.     Authorize the Directors, to purchase shares               Mgmt          For                            For
       of HKD 0.10 each in the capital of the Company
       including any form of depositary receipt representing
       the right to receive such shares [Shares] and
       the aggregate nominal amount of Shares which
       may be purchased on The Stock Exchange of Hong
       Kong Limited or any other stock exchange on
       which securities of the Company may be listed
       and which is recognized for this purpose by
       the Securities and Futures Commission of Hong
       Kong and The Stock Exchange of Hong Kong Limited
       shall not exceed or represent more than 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this Resolution, and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or within which the next AGM
       of the Company is required by law to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the Company
       [including the making and granting of offers,
       agreements and options which might require
       shares to be allotted, whether during the continuance
       of such mandate or thereafter] provided that,
       otherwise than pursuant to i) a rights issue
       where shares are offered to shareholders on
       a fixed record date in proportion to their
       then holdings of shares; ii) the exercise of
       options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; [if the Directors
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of the share capital of the Company
       repurchased by the Company subsequent to the
       passing of this resolution [up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution];
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or within which
       the next AGM of the Company is required by
       law to be held]

7.     Authorize the Directors, to issue, allot and              Mgmt          Against                        Against
       deal with shares by the number of shares repurchased
       up to 10% of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution, as specified
       in Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 CHINA NATIONAL BUILDING MATERIAL COMPANY LTD                                                Agenda Number:  701540191
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15045100
    Meeting Type:  EGM
    Meeting Date:  30-May-2008
          Ticker:
            ISIN:  CNE1000002N9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company, within 12 months from              Mgmt          Against                        Against
       the date of passing of this resolution, to
       issue, according to the following proposal
       [a proposal for the issuance of the short-term
       debenture, as specified, with an aggregate
       principal amount of not more than RMB 2.5 billion
       by the Company [the Short-Term Debenture] shall
       be in accordance with the offering prospectuses
       finally approved by the People's Bank of China],
       the Short-Term Debenture to financial institutions
       including banks in the PRC [[save for those
       prohibited by PRC laws or regulations from
       subscription] details are as specified; this
       resolution is conditional on the final approval
       of the People's Bank of China

S.2    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to deal with all matters in connection with
       the proposed issue of the Short-Term Debenture,
       including but not limited to: a) exercising
       all the powers of the Company to determine
       the timing and the terms of the issue of the
       Short-Term Debenture; b) formulating the offering
       prospectuses of the Short-Term Debenture; and
       c) dealing with all other matters in connection
       with the issue of the Short-Term Debenture

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN THE RECORD DATE. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA NATIONAL BUILDING MATERIAL COMPANY LTD                                                Agenda Number:  701567553
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15045100
    Meeting Type:  AGM
    Meeting Date:  30-Jun-2008
          Ticker:
            ISIN:  CNE1000002N9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the report of the Board               Mgmt          For                            For
       of Directors of the Company [the 'Board'] for
       the YE 31 DEC 2007

2.     Receive and approve the report of the Supervisory         Mgmt          For                            For
       Committee of the Company for the YE 31 DEC
       2007

3.     Receive and approve the report of the Auditors            Mgmt          For                            For
       and audited financial statements of the Company
       for the YE 31 DEC 2007

4.     Approve the profit distribution plan and the              Mgmt          For                            For
       final dividend distribution plan of the Company
       for the YE 31 DEC 2007 and to authorize the
       Board to distribute such final dividend to
       the shareholders of the Company

5.     Approve the authorization of the Board to deal            Mgmt          For                            For
       with all matters in relation to the Company's
       distribution of interim dividend for the year
       2008 in its absolute discretion [including,
       but not limited to, determining whether to
       distribute interim dividend for the year 2008]

6.     Authorize the Board to determine the appointment          Mgmt          For                            For
       of the PRC Auditors and the international Auditors
       and to fix their remuneration

7.a    Elect Mr. Song Zhiping as a Executive Director            Mgmt          For                            For
       of the Company to hold office with effect from
       the date of the passing of this resolution
       until 30 JUN 2011

7.b    Elect Mr. Cao Jianglin as an Executive Director           Mgmt          For                            For
       of the Company to hold office with effect from
       the date of the passing of this resolution
       until 30 JUN 2011

7.c    Elect Mr. Li Yimin as a Executive Director of             Mgmt          For                            For
       the Company to hold office with effect from
       the date of the passing of this resolution
       until 30 JUN 2011

7.d    Elect Mr. Peng Shou as an Executive Director              Mgmt          For                            For
       of the Company to hold office with effect from
       the date of the passing of this resolution
       until 30 JUN 2011

7.e    Elect Ms. Cui Lijun as a Non-Executive Director           Mgmt          For                            For
       of the Company to hold office with effect from
       the date of the passing of this resolution
       until 30 JUN 2011

7.f    Elect Mr. Huang Anzhong as a Non-Executive Director       Mgmt          For                            For
       of the Company to hold office with effect from
       the date of the passing of this resolution
       until 30 JUN 2011

7.g    Elect Mr. Zuo Fenggao as a Non-Executive Director         Mgmt          For                            For
       of the Company to hold office with effect from
       the date of the passing of this resolution
       until 30 JUN 2011

7.h    Elect Mr. Zhang Renwei as a Independent Non-Executive     Mgmt          For                            For
       Director of the Company to hold office with
       effect from the date of the passing of this
       resolution until 30 JUN 2011

7.i    Elect Mr. Zhou Daojiong as a Independent Non-Executive    Mgmt          For                            For
       Director of the Company to hold office with
       effect from the date of the passing of this
       resolution until 30 JUN 2011

7.j    Elect Mr. Chi Haibin as a Independent Non-Executive       Mgmt          For                            For
       Director of the Company to hold office with
       effect from the date of the passing of this
       resolution until 30 JUN 2011

7.k    Elect Mr. Lau Ko Yuen, Tom as an Independent              Mgmt          For                            For
       Non-Executive Director of the Company to hold
       office with effect from the date of the passing
       of this resolution until 30 JUN 2011

8.a    Elect Mr. Shen Anqinu as a Supervisor of the              Mgmt          For                            For
       Company to hold office with effect from the
       date of of the passing of this resolution until
       30 JUN 2011

8.b    Elect Ms. Zhou Guoping as a Supervisor of the             Mgmt          For                            For
       Company to hold office with effect from the
       date of the passing of this resolution until
       30 JUN 2011

8.c    Elect Mr. Liu Chijin as a Independent Supervisor          Mgmt          For                            For
       of the Company to hold office with effect from
       the date of the passing of this resolution
       until 30 JUN 2011

8.d    Approve the appointment of Mr. Ma Zhongzhi as             Mgmt          For                            For
       a Independent Supervisor of the Company to
       hold office with effect from the date of the
       passing of this resolution until 30 JUN 2011

9.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the second session of the Directors and
       the second session of the Supervisors of the
       Company

S.10   Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to allot, issue and deal with, either separately
       or concurrently, additional Domestic Shares
       and H Shares and to make or grant offers, agreements,
       options and rights of exchange or conversion
       which might require the exercise of such powers
       be generally and unconditionally approved;
       during the Relevant Period to make or grant
       offers, agreements, options and rights of exchange
       or conversion which might require the exercise
       of such powers after the end of the Relevant
       Period of the aggregate nominal amounts of
       Domestic Shares and H Shares allotted, issued
       and dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with [whether
       pursuant to an option or otherwise] by the
       Board pursuant shall not exceed 20% of each
       of the aggregate nominal amounts of Domestic
       Shares and H Shares in issue at the date of
       passing this resolution, otherwise than pursuant
       to i) a Rights Issue or ii) any scrip dividend
       or similar arrangement providing for allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company
       and authorize the Board to make corresponding
       amendments to the Articles of Association of
       the Company as it thinks fit so as to reflect
       the new share capital structure upon the allotment
       or issuance of shares as provided in this resolution[Authority expires earlier of the conclusion of the next
       AGM of the Company or the expiration of the
       period within which the next AGM of the Company
       is required by the Articles of Association
       of the Company or other applicable laws to
       be held]

S.11   Amend Article 15.3 of the Articles of Association         Mgmt          For                            For
       of the Company to reflect the change in the
       composition of the Supervisory Committee pursuant
       to the requirements of the Company Law of the
       PRC as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA NETCOM GROUP CORP HONG  KONG LTD                                                      Agenda Number:  701407012
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505N100
    Meeting Type:  EGM
    Meeting Date:  06-Dec-2007
          Ticker:
            ISIN:  HK0906028292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the continuing connected transactions             Mgmt          No vote
       contemplated under the Engineering and Information
       Technology Services Agreement 2008 - 2010,
       as specified, together with the relevant annual
       caps and authorize the Directors of the Company
       to do all such further acts and things and
       execute such further documents and take all
       such steps which in their opinion may be necessary,
       desirable or expedient to implement and/or
       give effect to the terms of such continuing
       connected transactions

2.     Approve the continuing connected transactions             Mgmt          No vote
       contemplated under the Domestic Interconnection
       Settlement Agreement 2008 - 2010 and the International
       Long Distance Voice Services Settlement Agreement
       2008 - 2010, as specified and for which continuing
       connected transactions no annual caps have
       been proposed and authorize the Directors of
       the Company to do all such further acts and
       things and execute such further documents and
       take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       such continuing connected transactions

S.3    Approve the amendments to the Articles of Association     Mgmt          No vote
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA NETCOM GROUP CORP HONG  KONG LTD                                                      Agenda Number:  701521432
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505N100
    Meeting Type:  AGM
    Meeting Date:  22-May-2008
          Ticker:
            ISIN:  HK0906028292
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements for the YE               Mgmt          For                            For
       31 DEC 2007 and the reports of the Directors
       and the Auditors

2.     Declare the final dividend for the YE 31 DEC              Mgmt          For                            For
       2007

3.I    Re-elect Mr. Zhang Chunjiang as a Director                Mgmt          For                            For

3.II   Re-elect Ms. Li Jianguo as a Director                     Mgmt          For                            For

3.III  Re-elect Mr. Zhang  Xiaotie as a Director                 Mgmt          For                            For

3.IV   Re-elect Mr. Cesareo Alierta Izuel as a Director          Mgmt          For                            For

3.V    Re-elect Mr. John Lawson Thornton as a Director           Mgmt          For                            For

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.     Authorize the Directors to purchase shares of             Mgmt          For                            For
       USD 0.04 each in the capital of the Company
       including any form of depositary receipt representing
       the right to receive such shares [Shares] during
       the relevant period, the aggregate nominal
       amount of shares which may be purchased on
       the Stock Exchange of Hong Kong Limited or
       any other stock exchange on which securities
       of the Company may be listed and which is recognized
       for this purpose by the securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited pursuant to the said approval,
       not exceeding or representing more than 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution, and the said approval
       shall be limited accordingly; [Authority expires
       the earlier the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

6.     Authorize the Directors, to allot, issue and              Mgmt          Against                        Against
       deal with additional shares in the Company
       [including the making and granting of offers,
       agreements and options which might require
       shares to be allotted, whether during the continuance
       of such mandate or thereafter] provided that,
       the aggregate nominal amount of the shares
       allotted not exceeding the aggregate of: a)
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; plus b) [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this resolution
       [up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], otherwise than pursuant to: i)
       a rights issue where shares are offered to
       shareholders on a fixed record date in proportion
       to their then holdings of shares; ii) the exercise
       of options granted under any share option scheme
       adopted by the Company; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company; [Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

7.     Authorize the Directors of the Company referred           Mgmt          Against                        Against
       to in the Resolution 6 in respect of the share
       capital of the Company referred to in Resolution
       6 as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  701423105
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  27-Dec-2007
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the shareholders Agreement             Mgmt          No vote
       [as specified], and the transactions contemplated
       thereunder and implementation thereof; and
       authorize any one Director of the Company and
       on behalf of the Company to execute all such
       documents, instruments and agreements and to
       do all such acts or things deemed by him to
       be incidental to, ancillary to or in connection
       with the matters contemplated in the shareholders'
       Agreement and the transactions contemplated
       thereunder including the affixing of Common
       Seal thereon




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  701560030
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  12-Jun-2008
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A    Re-elect Mr. Hao Jian Min as a Director                   Mgmt          For                            For

2.B    Re-elect Mr. Wu Jianbin as a Director                     Mgmt          Against                        Against

2.C    Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2.D    Re-elect Dr. Wong Ying Ho, Kennedy as a Director          Mgmt          For                            For

3.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For
       of HKD 7 cents per share

5.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board to fix their remuneration

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange under the
       Hong Kong Code on Share Repurchases, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this Resolution; [Authority
       expires at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company and/or the Companies Ordinance
       [Chapter 32 of the Laws of Hong Kong] to be
       held]

7.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance [Chapter
       32 of the Laws of Hong Kong] to allot, issue
       and deal with additional shares in the capital
       of the Company and to make or grant offers,
       agreements, options and rights of exchange
       during the relevant period, not exceeding the
       aggregate of a) 20% of the share capital of
       the Company; and b) the nominal amount of share
       capital repurchased [up to 10% of the aggregate
       nominal amount of the share capital], otherwise
       than pursuant to a) a rights issue; or b) the
       exercise of subscription or conversion rights
       under the terms of any bonds or securities
       which are convertible into shares of the Company
       ; or c) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to Directors and/or employees of the
       Company and/or any of its subsidiaries of shares
       or rights to acquire shares of the Company;
       or d) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is to be held by Articles of Association
       and/or Companies Ordinance [Chapter 32 of the
       Laws of Hong Kong] to be held]

8.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolutions 6 and 7 to extend the general mandate
       granted to the Directors of the Company pursuant
       to the Resolution 7, by an amount representing
       the aggregate nominal amount of share capital
       of the Company purchased by the Company under
       the authority granted pursuant to the Resolution
       6, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this Resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701313138
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  EGM
    Meeting Date:  10-Aug-2007
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Su Shulin as a Director of the third            Mgmt          For                            For
       session of the Board of Sinopec Corporation




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701378829
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  EGM
    Meeting Date:  15-Nov-2007
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Approve the Issuance Size                                 Mgmt          For                            For

S.1.2  Approve the Issuance Price                                Mgmt          For                            For

S.1.3  Approve the Issuance Target, Method of Issuance           Mgmt          For                            For
       and Arrangement of Sale to Existing Shareholders

S.1.4  Approve the term of the Bonds                             Mgmt          For                            For

S.1.5  Approve the interest rate of the Bonds with               Mgmt          For                            For
       Warrants

S.1.6  Approve the term and method of repayment for              Mgmt          For                            For
       principal and interest

S.1.7  Approve the term of redemption                            Mgmt          For                            For

S.1.8  Approve the guarantee                                     Mgmt          For                            For

S.1.9  Approve the term of the Warrants                          Mgmt          For                            For

S1.10  Approve the conversion period of the Warrants             Mgmt          For                            For

S1.11  Approve the proportion of Exercise Rights for             Mgmt          For                            For
       the Warrants

S1.12  Approve the exercise price of the Warrants                Mgmt          For                            For

S1.13  Approve the adjustment of the exercise price              Mgmt          For                            For
       of the Warrants

S1.14  Approve the use of proceeds from the proposed             Mgmt          For                            For
       Issuance

S1.15  Approve the validity of the Resolution                    Mgmt          For                            For

S1.16  Authorize the Board of Directors to complete              Mgmt          For                            For
       the Specific Matters of the Proposed Issuance

2.     Approve the feasibility of the projects to be             Mgmt          For                            For
       invested with the proceeds from the proposed
       issuance

3.     Approve the description prepared by the Board             Mgmt          For                            For
       of Directors on the use of proceeds from the
       previous issuance




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETROLEUM & CHEMICAL CORP SINOPEC                                                     Agenda Number:  701536902
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  AGM
    Meeting Date:  26-May-2008
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of Sinopec Corporation for the YE 31 DEC 2007

2.     Approve the report of the Supervisory Board               Mgmt          For                            For
       of Sinopec Corporation for the YE 31 DEC 2007

3.     Approve the audited financial report and consolidated     Mgmt          For                            For
       financial report of Sinopec Corporation for
       the YE 31 DEC 2007

4.     Approve the profit distribution plan and distribution     Mgmt          For                            For
       of final dividend of Sinopec Corporation for
       the YE 31 DEC 2007

5.     Approve the re-appointment of KPMG Huazhen and            Mgmt          For                            For
       KPMG as the domestic and overseas auditors
       of Sinopec Corp. for the year 2008, respectively,
       and to authorize the Board of Directors to
       determine their remunerations

6.     Authorize the Board of Directors to determine             Mgmt          For                            For
       the interim profit distribution plan of Sinopec
       Corp. for 2008

S.7    Authorize the Board of Directors of Sinopec               Mgmt          Against                        Against
       Corporation a general mandate to issue new
       shares: In order to grant discretion to the
       Board of Directors on the flexibility of issuance
       of new shares, to obtain a general mandate
       from shareholders; Under the general mandate,
       to allot, issue and deal with shares not exceeding
       20% of the existing domestic listed shares
       and overseas listed foreign shares of Sinopec
       Corporation However, notwithstanding the obtaining
       of the general mandate, any issue of domestic
       shares needs shareholders; approval at shareholders;
       meeting in accordance with the relevant PRC
       laws and regulations It is resolved as follow:
       Subject to paragraphs and pursuant to the Company
       Law (the Company Law] of the Peoples Republic
       of China (the PRC) and the listing rules of
       the relevant stock exchanges (as amended from
       time to time), the exercise by the Board of
       Directors of Sinopec Corporation of all the
       powers of Sinopec Corporation granted by the
       general and unconditional mandate to allot,
       issue and deal with shares during the Relevant
       Period and to determine the terms and conditions
       for the allotment and issue of new shares including
       the following terms: (a) class and number of
       new shares to be issued; (b) price determination
       method of new shares and/or issue price (including
       price range); (c) the starting and closing
       dates for the issue; (d) class and number of
       the new shares to be issued to existing shareholders;
       and (e) the making or granting of offers, agreements
       and options which might require the exercise
       of such powers; (2) The approval in paragraph
       (1) to make or grant offers, agreements and
       options which would or might require the exercise
       of such powers after the end of the Relevant
       Period.; (3) The aggregate nominal amount of
       new domestic listed shares and new overseas
       listed foreign shares allotted, issued and
       dealt with or agreed conditionally or unconditionally
       to be allotted, issued and dealt with (whether
       pursuant to an option or otherwise) by the
       Board of Directors of Sinopec Corporation pursuant
       to the approval in paragraph (1), otherwise
       than pursuant to issue of shares by conversion
       of the surplus reserve into share capital in
       accordance with the Company Law of the PRC
       and the Articles of Association of Sinopec
       Corporation, shall not exceed 20% of each class
       of the existing domestic listed shares and
       overseas listed foreign shares of Sinopec Corporation
       (4) In exercising the powers granted in paragraph
       (1), the Board of Directors of Sinopec Corporation
       must (i) comply with the Company Law of the
       PRC and the relevant regulatory stipulations
       (as amended from time to time) of the places
       where Sinopec Corporation is listed; and (ii)
       obtain approval from China Securities Regulatory
       Commission and other relevant PRC government
       departments (6) the Board of Directors of Sinopec
       Corporation, subject to the approval of the
       relevant authorities of the PRC and in accordance
       with the Company Law of the PRC, to increase
       the registered capital of Sinopec Corporation
       to the required amount upon the exercise of
       the powers pursuant to paragraph to sign the
       necessary documents, complete the necessary
       formalities and take other necessary steps
       to complete the allotment and issue and listing
       of new shares, provided the same do not violate
       the relevant laws, administrative regulations,
       listing rules of the relevant stock exchanges
       and the Articles of Association. Subject to
       the approval of the relevant PRC authorities,
       to make appropriate and necessary amendments
       to Article 20 and Article 23 of the Articles
       of Association after completion of the allotment
       and issue of new shares according to the method,
       type and number of the allotment and issue
       of new shares by Sinopec Corporation and the
       actual situation of the shareholding structure
       of Sinopec Corporation at the time of completion
       of the allotment and issue of new shares in
       order to reflect the alteration of the share
       capital structure and registered capital of
       Sinopec Corporation pursuant to the exercise
       of this mandate[Authority expires the earlier
       at conclusion of the next AGM of Sinopec Corporation
       or 12 months from the date of passing this
       Resolution

S.8    Approve the resolution regarding the issue of             Mgmt          For                            For
       domestic Corporate bonds in principal amount
       not exceeding RMB 20 billion within 24 months
       after the date of such resolution passed at
       AGM as specified

S.9    Authorize the Board of Directors to deal with             Mgmt          For                            For
       all matters in connection with the issue of
       domestic Corporate bonds as specified

S.10   Approve the resolution regarding the amendments           Mgmt          For                            For
       to the Articles of Association of Sinopec Corporation
       according to the prevailing market conditions
       and the needs for further development of the
       business of Sinopec Corporation, it is proposed
       to amend the relevant provisions relating to
       the business scope of Sinopec Corporation in
       Article 12 of Articles of Association as specified

S.11   Authorize the Secretary to the Board to make              Mgmt          For                            For
       further necessary amendments to the wording
       or sequence of the revised business scope mentioned
       in Resolution 10 above based on the requirements
       of the approval authorities and the Administration
       for Industry and Commerce




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701306068
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1508G102
    Meeting Type:  EGM
    Meeting Date:  27-Jul-2007
          Ticker:
            ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve each of the continuing connected transactions     Mgmt          Abstain                        Against
       referred to in Section 6(b) in the letter from
       the Board as specified, namely, a) the composite
       repair and maintenance services agreement dated
       23 MAY 2007 between Anhui Huainan Pingwei Electric
       Power Company Limited [Pingwei Power Plant]
       and Anhui Huainan Pingwei Power Engineering
       Maintenance Company limited, b) the composite
       repair and maintenance services agreement dated
       23 MAY 2007 between Pingdingshan Yaomeng Electric
       Power Company Limited [Yaomeng Power Plant]
       and Pingdingshan Yaomeng Power Engineering
       Company limited, c) the fuel related services
       agreement dated 23 MAY 2007 between Pingwei
       Power Plant and Huainan Pingwei Electric Power
       Industry Company Limited [Pingwei Industry
       Company], d) the fuel related services agreement
       dated 23 MAY 2007 between Yaomeng Power Plant
       and Pingdingshan Yaomeng Power Industrial Company
       Limited [Yaomeng Industrial Company], e) the
       cleaning, repair and maintenance agreement
       in relation to power plant dated 23 MAY 2007
       between Pingwei Power Plant and Pingwei Industry
       Company, f) the cleaning, repair and maintenance
       agreement in relation to power plant dated
       23 MAY 2007 between Yaomeng Power Plant and
       Yaomeng Industrial Company, g) the composite
       services agreement dated 23 MAY 2007 between
       Pingwei Power Plant and Pingwei Industry Company
       and h) the composite services agreement dated
       23 MAY 2007 between Yaomeng Power Plant Yaomeng
       industrial Company, and the annual caps for
       each for such continuing connected transactions
       for the YE 31 DEC 2007, 31 DEC 2008 and 31
       DEC 2009 as specified and authorize the Directors
       of the Company to do all such further acts
       and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to each to each
       of the continuing connected transactions referred
       to in Section 6(b) in the letter from the Board
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701429359
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1508G102
    Meeting Type:  EGM
    Meeting Date:  31-Dec-2007
          Ticker:
            ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Asset Acquisition Agreement,       Mgmt          No vote
       the Amendment Agreements, the Land Use Right
       Transfer Agreement, as specified and the transactions
       contemplated thereunder, and authorize the
       Directors of the Company to do all such further
       acts and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       Asset Acquisition Agreement, the Amendment
       Agreements, the Land Use Right Transfer Agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA POWER INTERNATIONAL DEVELOPMENT LTD                                                   Agenda Number:  701429361
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1508G102
    Meeting Type:  EGM
    Meeting Date:  31-Dec-2007
          Ticker:
            ISIN:  HK2380027329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve each of the specified continuing connected        Mgmt          No vote
       transactions and authorize the Directors of
       the Company to do all such further acts and
       things and execute such further documents and
       take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to each of the
       specified continuing connected transactions




--------------------------------------------------------------------------------------------------------------------------
 CHINA RAILWAY CONSTRUCTION CORPORATION LTD                                                  Agenda Number:  701567793
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1508P110
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  CNE100000981
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report of the Company as               Mgmt          For                            For
       at 31 DEC 2007 and its summary

2.     Approve the working report of the Board (the              Mgmt          For                            For
       'Board') of Directors of the Company for the
       YE 31 DEC 2007

3.     Approve the working report of the Supervisory             Mgmt          For                            For
       Committee of the Company for the YE 31 DEC
       2007

4.     Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2007

5.     Approve the profit distribution (if any) of               Mgmt          For                            For
       the Company for the YE 31 DEC 2007

6.     Re-appoint Ernst & Young, Hong Kong Certified             Mgmt          For                            For
       Accountants and Ernst & Young Hua Ming as the
       External Auditors of the Company

S.1    Authorize the Board to issue, allot and/or deal           Mgmt          Against                        Against
       with additional H Shares, and to make or grant
       offers, agreements or options in respect thereof,
       subject to the following conditions: i) such
       mandate shall not extend beyond the Relevant
       Period save to the Board may during the Relevant
       Period make or grant offers, agreements or
       options which might require the exercise of
       such powers after the end of the Relevant Period;
       ii) the number of the H Shares to be issued
       and allotted or agreed conditionally or unconditionally
       to be issued by the Board shall not exceed
       20% of its existing H Shares at the date of
       this resolution; and iii) the Board will only
       exercise its power under such mandate in accordance
       with the Company Law of the PRC and the Rules
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited (as amended
       from time to time) or applicable laws, rules
       and regulations of other government or regulatory
       bodies and only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the 12-month period following
       the passing of this special resolution]; and
       authorize the Board to increase the registered
       capital of the Company to reflect the number
       of H Shares to be issued by the Company pursuant
       to paragraph (a) of this special resolution
       and to make such appropriate and necessary
       amend the Articles of Association of the Company
       to reflect such increases in the registered
       capital of the Company and to take any other
       action and complete any formality required
       to effect the issuance of H Shares pursuant
       to this resolution and the increase in the
       registered capital of the Company

S.2    Amend the Articles in relation to the registered          Mgmt          For                            For
       capital of the Company in the Articles of Association
       of the Company in light of the issue of A shares
       pursuant to the A share offering the Company,
       the issue of H Shares pursuant to the global
       offering ('Global Offering') of H Shares and
       the issue of additional H Shares upon a partial
       exercise of an over-allotment option by the
       Joint Global Coordinators of the Global Offering
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES ENTERPRISE LTD                                                              Agenda Number:  701558085
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15037107
    Meeting Type:  AGM
    Meeting Date:  29-May-2008
          Ticker:
            ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Approve to declare a final dividend                       Mgmt          For                            For

3.A    Re-elect Mr. Song Lin as a Director                       Mgmt          Against                        Against

3.B    Re-elect Mr. Chen Shulin as a Director                    Mgmt          For                            For

3.C    Re-elect Mr. Kwong Man Him as a Director                  Mgmt          For                            For

3.D    Re-elect Mr. Li Fuzuo as a Director                       Mgmt          For                            For

3.E    Re-elect Mr. Du Wenmin as a Director                      Mgmt          For                            For

3.F    Re-elect Mr. Houang Tai Ninh as a Director                Mgmt          For                            For

3.G    Re-elect Dr. Li Ka Cheung, Eric as a Director             Mgmt          Against                        Against

3.H    Re-elect Dr. Cheng Mo Chi as a Director                   Mgmt          For                            For

3.I    Approve to fix the fees for all the Directors             Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       shares of HKD 1.00 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the securities of the
       Company may be listed and recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, during the relevant period, shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by law to be held]

6.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57(B) of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each in the capital of the Company
       and to make or grant offers, agreements and
       options, during and after the relevant period,
       the aggregate nominal amount of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] and issued by the Directors of
       the Company pursuant to the approval of this
       resolution, otherwise than i) a rights issue;
       ii) an issue of shares under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue of shares or rights
       to acquire shares of the Company; iii) an issue
       of shares upon the exercise of the subscription
       or conversion rights under the terms of any
       warrants or any securities of the Company which
       are convertible into shares of the Company;
       or iv) an issue of shares as scrip dividends
       pursuant to the Articles of Association of
       the Company from time to time, shall not exceed
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

7.     Approve, subject to the passing of the Resolutions        Mgmt          Against                        Against
       5 and 6, the general mandate granted to the
       Directors of the Company to allot, issue and
       deal with additional shares pursuant to the
       Resolution 6 and extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to the Resolution 5, provided
       that such amount of shares so repurchased shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       as at the date of the said resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701327012
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  EGM
    Meeting Date:  30-Jul-2007
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the conditional sale and purchase agreement       Mgmt          Abstain                        Against
       [Sale and Purchase Agreement] dated 22 JUN
       2007 entered into among the Company, Emax Capital
       Limited [Vendor] and China Resources [Holdings]
       Company Limited [Guarantor], [as specified]
       in relation to, among other matters, the Acquisition
       [as specified] in all respects and all the
       transactions contemplated thereby including
       the payment of the purchase price [as specified]
       to the Vendor [or as it may direct] pursuant
       to the Sale and Purchase Agreement; and authorize
       the Directors to sign, execute, perfect and
       deliver all such documents and deeds, and do
       all such actions which are in their opinion
       necessary, appropriate, desirable or expedient
       for the implementation and completion of the
       Sale and Purchase Agreement, the payment of
       the purchase price [as specified], all other
       transactions contemplated under the incidental
       to the Sale and Purchase Agreement and all
       other matters incidental thereto or in the
       opinion of the Directors, appropriate, desirable
       or expedient in the context of the Acquisition
       [as specified] and are in the best interests
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701425907
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2007
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the conditional sale and purchase agreement       Mgmt          No vote
       [the 'Sale and Purchase Agreement'] dated 03
       DEC 2007 entered into between Gain Ahead Group
       Limited [the 'Vendor'], China Resources (Holdings)
       Company Limited [the 'Guarantor'] and the Company
       [the 'Purchaser'] [as specified] in relation
       to, among other matters, the Acquisition [as
       specified [the 'Circular'] of the Company to
       its shareholders dated 05 DEC 2007] [as specified]
       and all the transactions contemplated thereby
       including but not limited to the allotment
       and issue to the Vendor [or as it may direct]
       of 269,090,909 ordinary shares of HKD 0.10
       each in the capital of the Company at the issue
       price of HKD 16.83 each credited as fully paid
       up and ranking pari passu with the existing
       issued shares of the Company [the 'Consideration
       Shares'] to the Vendor [or as it may direct]
       pursuant to the Sale and Purchase Agreement;
       and authorize the Directors to sign, execute,
       perfect and deliver all such documents and
       deeds, and do all such actions which are in
       their opinion necessary, appropriate, desirable
       or expedient for the implementation and completion
       of the Sale and Purchase Agreement, the allotment
       and issue of the Consideration Shares to the
       Vendor [or as it may direct], all other transactions
       contemplated under or incidental to the Sale
       and Purchase Agreement and all other matters
       incidental thereto or in connection therewith
       and to agree to the variation and waiver of
       any of the matters relating thereto that are,
       in the opinion of the Directors, appropriate,
       desirable or expedient in the context of the
       Acquisition and are in the best interests of
       the Company

2.     Approve and ratify the continuing connected               Mgmt          No vote
       transactions, as specified [the 'Circular']
       of the Company to its shareholders dated 05
       DEC 2007, the Construction Caps and the Decoration
       Caps as specified and authorize any one Director
       of the Company or any other person authorized
       by the Board of Directors of the Company from
       time to time for and on behalf of the Company
       to execute all such other documents and agreements
       and do such acts or things as he or she may
       in his or her absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement or give effect to the
       continuing connected transactions and all the
       matters incidental to, ancillary to or in connection
       with the Continuing Connected Transactions




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  701558302
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  AGM
    Meeting Date:  30-May-2008
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Song Lin as a Director                       Mgmt          For                            For

3.2    Re-elect Mr. Jiang Wei as a Director                      Mgmt          Against                        Against

3.3    Re-elect Mr. Liu Yan Jie as a Director                    Mgmt          Against                        Against

3.4    Re-elect Mr. Li Fuzuo as a Director                       Mgmt          For                            For

3.5    Re-elect Mr. Du Wenmin as a Director                      Mgmt          For                            For

3.6    Re-elect Mr. Wang Shi as a Director                       Mgmt          Against                        Against

3.7    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       HKD 0.10 each in the capital of the Company
       on the Stock Exchange of Hong Kong Limited
       or on any other Stock Exchange on which the
       securities of the Company may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable laws and the requirements of
       the Rules Governing the Listing of Securities
       on the Stock Exchange or of any other Stock
       Exchange as amended from time to time, generally
       and unconditionally; the aggregate nominal
       amount of shares of the Company which the Directors
       of the Company are authorized to repurchase
       pursuant to this resolution shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of this resolution and the said approval
       shall be limited accordingly; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this resolution, to allot, issue and deal
       with additional shares of HKD 0.10 each in
       the capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such power be and generally
       and unconditionally to make or grant offers,
       agreements and options [including bonds, warrants
       and debentures convertible into shares of the
       Company] which would or might require the exercise
       of such power after the end of the relevant
       period; the aggregate nominal amount of share
       capital allotted or agreed conditionally or
       unconditionally to be allotted [whether pursuant
       to an option or otherwise] and issued by the
       Directors of the Company pursuant to this resolution,
       otherwise than i) a rights issue; ii) an issue
       of shares under any Option Scheme or similar
       arrangement for the time being adopted for
       the grant or issue of shares or rights to acquire
       shares of the Company; iii) an issue of shares
       upon the exercise of the subscription or conversion
       rights under the terms of any warrants or any
       securities of the Company which are convertible
       into shares of the Company; or iv) an issue
       of shares as scrip dividends pursuant to the
       Articles of Association of the Company from
       time to time, shall not exceed 20% of the aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

7.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the passing of the Resolution Nos. 5 and
       6 as specified in this meeting, to allot, issue
       and deal with additional shares pursuant to
       Resolution No. 6 as specified in this meeting
       be and is hereby extended by the addition thereto
       of an amount representing the aggregate nominal
       amount of shares in the capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution No. 5 as specified
       in this meeting, provided that such amount
       of shares so repurchased shall not exceed 10%
       of the aggregate nominal amount of the issued
       share capital of the Company as at the date
       of the said resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701428268
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503A100
    Meeting Type:  EGM
    Meeting Date:  21-Dec-2007
          Ticker:
            ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the acquisition       Mgmt          No vote
       agreement [the Acquisition Agreement] dated
       23 NOV 2007 between China Resources Power Project
       Service Co., Ltd. and China Resources Co.,
       Ltd. in relation to: a) the acquisition of
       67% equity interest in Xuzhou Huaxin Power
       Generation Co., Ltd. [Xuzhou Huaxin] for a
       consideration of RMB 681,000,000 [equivalent
       to approximately HKD 714,585,519]; and b) the
       assignment from China Resources Co., Ltd. of
       a shareholder's loan of RMB 268,000,000 [equivalent
       to approximately HKD 281,217,209] owing by
       Xuzhou Huaxin, [as specified] and the transactions
       contemplated thereunder; and authorize any
       1 or more of the Directors of the Company to
       sign or execute such other documents or supplemental
       agreements or deeds on behalf of the Company
       and to do all such things and take all such
       actions as he may consider necessary or desirable
       for the purpose of giving effect to the Acquisition
       Agreement and completing the transactions contemplated
       thereunder with such changes as any such Director(s)
       may consider necessary, desirable or expedient

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. PLEASE ALSO NOTE THAT
       THE CUT-OFF DATE IS 17 DEC 2007. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701532346
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503A100
    Meeting Type:  EGM
    Meeting Date:  23-Apr-2008
          Ticker:
            ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the execution of the sale              Mgmt          For                            For
       and purchase agreement [the Shenhai Acquisition
       Agreement] dated 18 MAR 2008 between China
       Resources Power Holdings Company Limited and
       China Resources (Holdings) Company Limited
       (CRH) in relation to the acquisition of, inter
       alios, a) the entire issued share capital of
       China Resources Power Northcity Co., Ltd. (CRP
       Northcity), a wholly-owned subsidiary of CRH
       which, in turn, effectively holds a 51.5% equity
       interest in Shenyang Shenhai Thermal Power
       Company Limited (Shenhai Thermal Power) and
       b) all the rights and obligations of Pollen
       Investment Limited (Pollen Investment), a wholly
       owned subsidiary of CRP Northcity and CRH,
       under the agreement (the Liaoning Electric
       Power Acquisition Agreement) entered into between
       Pollen Investment and Liaoning Electric Power
       Company Limited (Liaoning Electric Power) in
       JUL 2007 in relation to the acquisition of
       a 2.615% equity interest held by Liaoning Electric
       Power in Shenhai Thermal Power by Pollen Investment
       for Liaoning Electric Power, for a total consideration
       of RMB 1,118,125,056 (a copy of the Shenhai
       Acquisition Agreement has been produced to
       the meeting and marked A and initialed by the
       chairman of the meeting for identification
       purpose), and the transactions contemplated
       thereunder; and authorize any one or more of
       the Directors of the Company to sign or execute
       such other documents or supplemental agreements
       or deeds on behalf of the Company and to do
       all such things and take all such actions as
       he may consider necessary or desirable for
       the purpose of giving effect to the Shenhai
       Acquisition Agreement and completing the transactions
       contemplated thereunder with such changes as
       any such director(s) may consider necessary,
       desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES POWER HOLDINGS CO LTD                                                       Agenda Number:  701566119
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503A100
    Meeting Type:  AGM
    Meeting Date:  30-May-2008
          Ticker:
            ISIN:  HK0836012952
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited financial statements     Mgmt          For                            For
       and the reports of the Directors and Independent
       auditor for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.1    Re-elect Mr. Song Lin as a Director                       Mgmt          Against                        Against

3.2    Re-elect Ms. Wang Xiao Bin as a Director                  Mgmt          For                            For

3.3    Re-elect Mr. WU Jing Ru as a Director                     Mgmt          For                            For

3.4    Re-elect Mr. Chen Ji Min as a Director                    Mgmt          For                            For

3.5    Re-elect Ms. Chen Xiao Ying as a Director                 Mgmt          For                            For

3.6    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Deloitte Touche Tohmatsu as Auditors           Mgmt          For                            For
       and authorize the Directors to fix the remuneration
       of the Auditors

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares at par value of HKD 1.00 each in the
       capital of the Company, during the relevant
       period, on the Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purposes, subject to
       and in accordance with all applicable laws
       and requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required to
       be held by any applicable law or the Articles
       of Association of the Company]

6.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       of HKD 1.00 each at par in the capital of the
       Company and to make or grant offers, agreements
       and options [including bonds, warrants and
       debentures convertible into shares of the Company]
       during and after the end of relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company,
       otherwise than pursuant to i) a rights issue;
       or ii) the issue of shares under any option
       scheme or similar arrangement; or iii) the
       exercise of subscription or conversion rights
       under the terms of any warrants or any securities
       of the Company which are convertible into shares
       of the Company; or iv) any scrip dividend pursuant
       to Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required to be held by any applicable law or
       the Articles of Association of the Company]

7.     Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       5 and 6, to extend the general mandate granted
       to the Directors of the Company to allot, issue
       and deal with additional shares pursuant to
       Resolution 6, by an amount representing the
       aggregate nominal amount of the share capital
       repurchased pursuant to Resolution 5, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this Resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  701323886
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  EGM
    Meeting Date:  24-Aug-2007
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.A  Approve, upon the obtaining of approvals, the             Mgmt          For                            For
       CSRC and other relevant regulatory authorities,
       the issue and listing of A Shares by the Company
       and each of the terms and conditions of the
       A Share issued: Type of securities to be issued
       is A Shares

S.1.B  Approve the nominal value RMB 1.00 each                   Mgmt          For                            For

S.1.C  Approve the stock exchange for listing: Shanghai          Mgmt          For                            For
       Stock Exchange

S.1.D  Approve the number of A Shares to be issued:              Mgmt          For                            For
       not more than 1.8 billion A Shares; the final
       number of A Shares to be issued shall be subject
       to approval by the CSRC, and subject to adjustment
       by the Board, as authorized by the shareholders
       at the EGM, and within the range approved by
       the CSRC having regard to the relevant circumstances

S.1.E  Approve the rights attached to A Shares: the              Mgmt          For                            For
       A Shares to be issued are listed domestic shares
       and, except as otherwise provided for in the
       relevant Laws, administrative regulations,
       departmental rules and other regulatory documents
       and the Articles of Association, holders of
       such A Shares will be entitled to the same
       rights as the existing Shareholders of H Shares
       of the Company in all respects

S.1.F  Approve the Plan of Distribution of distributable         Mgmt          For                            For
       profits: shareholders under the A Share issue
       will not be entitled to the distributable profits
       of the Company up to and including 30 JUN 2007;
       the amount of distributable profits of the
       Company as at 30 JUN 2007 shall be referenced
       to the audit results of the Company's Auditors;
       the amount of such distributable profits shall
       be determined after taking into account transfers
       to the statutory surplus reserve [which pursuant
       to the Articles of Association shall be an
       amount equal to 10% of the net profits as calculated
       pursuant to PRC GAAP] and other statutory reserves
       [if any] and shall be the lesser of the amounts
       as calculated in accordance with PRC GAAP and
       International Financial Reporting Standards;
       the actual distribution of the distributable
       profits of the Company as at 30 JUN 2007 will
       be implemented by the Board in accordance with
       the authorization given by shareholders to
       the Board in respect thereof; Distributable
       Profits of the Company from 01 JUL 2007 to
       the date prior to the A Share issue shall,
       following the A Share issue, be for the benefit
       of the existing shareholders and the new shareholders
       in proportion to their respective shareholdings

S.1.G  Approve the Target Subscribers: qualified strategic       Mgmt          For                            For
       investors, price consultation participants,
       and the individuals, legal entities and other
       investors which have maintained share accounts
       with the Shanghai Stock Exchange [except those
       prohibited by PRC Laws and regulations and
       other regulatory requirements to which an A
       Share issuer is subject]

S.1.H  Approve the price determination method: the               Mgmt          For                            For
       issue price range will be determined based
       on prevailing market conditions of the PRC
       securities market at the time when the A Share
       issue takes place, by way of market consultations
       or any other price determination method approved
       by the CSRC; the issue price will be determined
       following discussions between the Company and
       the lead underwriters, based on the prevailing
       market conditions

S.1.I  Approve the use of proceeds: the net proceeds             Mgmt          For                            For
       from the A Share issue, after deducting relating
       expenses, will all be used to (i) invest in
       and improve the Group's coal, power and transportation
       sectors; (ii) acquire strategic assets in the
       PRC and overseas, and (iii) strengthen the
       Group's working capital base and for general
       corporate use

S.1.J  Approve the validity period of this resolution:           Mgmt          For                            For
       this resolution in respect of the A Share issue
       shall be effective for a period of 12 months
       from the date of the passing of this resolution

S.1.K  Authorize the Board to deal with matters relating         Mgmt          For                            For
       to the A Share issue in accordance with all
       applicable rules and regulations of the CSRC,
       the Stock Exchange of Hong Kong Limited and
       the Shanghai Stock Exchange; including but
       not limited to the following: (i) within the
       scope of A Share issue proposal, determining
       the size of A Share issue, target subscribers,
       issue price, mode of issue, over-allotment
       option and timing of A Share issue; (ii) determining
       on matters relating to strategic investors,
       including but not limited to identifying the
       strategic investors, conducting negotiations
       with strategic investors and entering into
       the relevant agreements for and on behalf of
       the Company; (iii) determining on the amount
       of investment in the projects within the scope
       of the use of proceeds as approved at the EGM;
       and (iv) entering into on behalf of the Company
       all documents required for the A Share issue
       [including but not limited to preliminary prospectus,
       the prospectus, sponsors agreement, underwriting
       agreement, listing agreement, professional
       advisers' agreements and any related announcements
       and circulars], handling all matters in respect
       of A Share issue taking all necessary actions
       and carrying out all necessary procedures in
       relation to the change of registered capital
       of the Company following the A Share issue

S.2    Amend the Articles of Association, as specified;          Mgmt          For                            For
       authorize the Board to further amend the revised
       version of the Articles of Association and
       carry out relevant filing procedures with the
       relevant authorities based on the total number
       of shares and share capital of the Company
       upon completion of the A Share Issue pursuant
       to the requirements of the relevant regulatory
       authorities and also to delegate authorization
       specified in this resolution

3.     Amend the Rules and Procedures of shareholders'           Mgmt          Against                        Against
       general meetings as specified and become effective
       upon completion of A Share issue; authorize
       the Board to further amend the revised version
       of the Rules and Procedures of shareholders'
       general meetings so as to meet the requirements
       of applicable Laws and of the relevant regulatory
       authorities and to delegate the authorization
       specified in this resolution

4.     Amend the Rules and Procedures of the Board               Mgmt          Against                        Against
       of Directors as specified and become effective
       upon completion of A Share issue; authorize
       the Board to further amend the revised version
       of the Rules and Procedures of the Board of
       Directors so as to meet the requirements of
       applicable Laws and of the relevant regulatory
       authorities and to delegate the authorization
       specified in this resolution

5.     Amend the rules and procedures of meetings of             Mgmt          Against                        Against
       the Supervisory Committee as specified and
       become effective upon completion of A Share
       issue; authorize the Supervisory Committee
       to further amend the revised version of the
       rules and procedures of meetings of the Supervisory
       Committee so as to meet the requirements of
       applicable Laws and of the relevant regulatory
       authorities and authorize the Board to delegate
       the authorization specified in this resolution

6.     Approve the terms of the Acquisition Agreement            Mgmt          For                            For
       entered into between the Company and Shenhua
       Group on 30 JUN 2007 for the acquisitions and
       the transactions contemplated therein; and
       the execution of the Acquisition Agreement
       by the Directors of the Company and authorize
       the Directors of the Company to do all such
       acts and things and to sign and execute all
       documents and to take such steps as the Directors
       of the Company [or any one of them] may in
       their absolute discretion consider necessary,
       appropriate, desirable or expedient to give
       effect to or in connection with the Acquisition
       Agreement or any of the transactions contemplated
       thereunder and all other matters incidental
       thereto




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  701516974
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  AGM
    Meeting Date:  16-May-2008
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

2.     Receive the report of the Board of Supervisors            Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the Audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC 2007

4.     Approve the Company's profit distribution plan            Mgmt          For                            For
       for the YE 31 DEC 2007

5.     Approve the remuneration of the Directors and             Mgmt          For                            For
       the Supervisors of the Company in 2007

6.     Re-appoint KPMG Huazhen and KPMG as the PRC               Mgmt          For                            For
       and International Auditors respectively of
       the Company for 2008; and authorize the Committee
       appointed by the Board comprising Messrs. Chen
       Biting and Ling Wen, all being Directors of
       the Company, to determine their remuneration

7.     Approve the amendments to the "Connected Transaction      Mgmt          Against                        Against
       Decision System of China Shenhua Energy Company
       Limited"




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHIPPING CONTAINER LINES CO LTD                                                       Agenda Number:  701440303
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1513C104
    Meeting Type:  EGM
    Meeting Date:  21-Feb-2008
          Ticker:
            ISIN:  CNE100000536
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint Mr. Lin Jianqing as a Non-Executive               Mgmt          No vote
       Director of the Company with effect from the
       approval of such appointment at the EGM until
       the conclusion of the AGM of the Company for
       the year 2009, i.e. on or around June 2010




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHIPPING CONTAINER LINES CO LTD                                                       Agenda Number:  701582909
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1513C104
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  CNE100000536
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements and              Mgmt          For                            For
       the auditors' report of the Company as at and
       for the YE 31 DEC 2007

2.     Approve the proposed profit distribution plan             Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company [the Board] for the YE 31 DEC
       2007

4.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

5.     Approve the annual report and its summary of              Mgmt          For                            For
       the Company prepared under the requirements
       of the Shanghai Stock Exchange for the YE 31
       DEC 2007

6.     Approve the appointment of PricewaterhouseCoopers,        Mgmt          For                            For
       Hong Kong, Certified Public Accountants as
       the Company's International Auditor, to hold
       office for the year 2008, and authorize the
       audit committee of the Board to determine its
       remuneration

7.     Approve the appointment of Vocation International         Mgmt          For                            For
       Certified Public Accountants as the Company's
       PRC Auditor, to hold office for the year 2008,
       and authorize the audit committee of the Board
       to determine its remuneration

8.     Approve to determine the remuneration of the              Mgmt          For                            For
       Directors and the Supervisors of the Company
       for the YE 31 DEC 2008

9.     Ratify to increase in remuneration of the Directors       Mgmt          For                            For
       and the Supervisors of the Company who concurrently
       occupy management positions of the Company
       for the YE 31 DEC 2007

10.    Appoint Mr. Kou Laiqi as a Supervisor of the              Mgmt          For                            For
       Company with effect from the conclusion of
       the AGM until the conclusion of the AGM of
       the Company for the year 2009 i.e on or around
       JUN 2010 and the resignation of Mr. Tu Shiming
       as a Supervisor of the Company

11.    Approve the amendments to parts of the methods            Mgmt          For                            For
       for the implementation of the H share share
       appreciation rights [the Rights] scheme [the
       Scheme] of the Company [the Methods], as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA SOUTHERN AIRLINES CO LTD                                                              Agenda Number:  701423460
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1503W102
    Meeting Type:  EGM
    Meeting Date:  18-Jan-2008
          Ticker:
            ISIN:  CNE1000002T6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the execution of the aircraft acquisition         Mgmt          No vote
       agreement dated 16 JUL 2007, copy of which
       will be produced to the EGM marked A and initialed
       by the Chairman of the EGM for the purpose
       of identification, between the Boeing Company,
       a Company incorporated in the State of Delaware
       of the United States of America as vendor and
       Xiamen Airlines Company Limited as purchaser
       and the transaction contemplated thereunder,
       upon the terms and subject to the conditions
       therein contained

2.     Approve the execution of the aircraft acquisition         Mgmt          No vote
       agreement dated 20 AUG 2007, copy of which
       will be produced to the EGM marked B and initialed
       by the Chairman of the EGM for the purpose
       of identification, between the Boeing Company,
       a Company incorporated in the State of Delaware
       of the United States of America as vendor and
       the Company as purchaser and the transaction
       contemplated thereunder, upon the terms and
       subject to the conditions therein contained

3.     Approve the execution of the aircraft acquisition         Mgmt          No vote
       agreement dated 23 OCT 2007, copy of which
       will be produced to the EGM marked C and initialed
       by the Chairman of the EGM for the purpose
       of identification, between Airbus SNC, a Company
       incorporated in the Toulouse as vendor and
       the Company as purchaser and the transaction
       contemplated thereunder, upon the terms and
       subject to the conditions therein contained

4.     Approve the execution of the Financial Services           Mgmt          No vote
       Agreement dated 15 NOV 2007, copy of which
       will be produced to the EGM marked D and initialed
       by the Chairman of the EGM for the purpose
       of identification, between Southern Airlines
       Group Finance Company Limited and the Company
       and the provision of the Deposit Services and
       the cap amount contemplated thereunder, upon
       the terms and subject to the conditions therein
       contained

5.     Approve and consider the resignation of Mr.               Mgmt          No vote
       Liu Biao as the Supervisor of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA TELECOM CORP LTD                                                                      Agenda Number:  701310055
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505D102
    Meeting Type:  EGM
    Meeting Date:  07-Aug-2007
          Ticker:
            ISIN:  CNE1000002V2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, ratify and confirm the Supplemental              Mgmt          Abstain                        Against
       Agreement as specified and the transactions
       contemplated thereunder and authorize any Director
       of the Company to do all such further acts
       and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       such agreement

S.2    Amend: the Articles of Association of the Company         Mgmt          For                            For
       ["Articles of Association"] with the following
       specified Article be added before the existing
       Article 185 of the Articles of Association;
       the existing Article 186 of the Articles of
       Association shall be deleted in its entirety
       and be restated with the following specified
       new Article 186 and the following specified
       Clause shall be added after the existing Article
       186 of the Articles of Association; authorize
       the Board of Directors of the Company [the
       "Board"] to add to or delete the relevant contents
       to the Articles of Association in accordance
       with the Special Resolution 2 above, to re-order
       the sequences of the Articles in accordance
       with the order stated in this Special Resolution
       and to prepare the full version of the restated
       Articles of Association as a result of the
       above amendments and any Officer designated
       by the Director to effect any related registration
       of the amendments with the company registration
       authority




--------------------------------------------------------------------------------------------------------------------------
 CHINA TELECOM CORP LTD                                                                      Agenda Number:  701321161
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505D102
    Meeting Type:  EGM
    Meeting Date:  31-Aug-2007
          Ticker:
            ISIN:  CNE1000002V2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the resignation of Madam Huang Wenlin             Mgmt          For                            For
       from her position as an Executive Director
       of the Company

2.     Approve the appointment of Mr. Zhang Chenshuang           Mgmt          For                            For
       as an Executive Director of the Company and
       shall take effect from the date of this resolution
       until 09 SEP 2008, and authorize any 1 of the
       Directors of the Company to sign a Service
       Agreement with Mr. Zhang Chenshuang and authorize
       the Board to fix the remuneration of Mr. Zhang
       Chenshuang




--------------------------------------------------------------------------------------------------------------------------
 CHINA TELECOM CORP LTD                                                                      Agenda Number:  701442484
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505D102
    Meeting Type:  EGM
    Meeting Date:  25-Feb-2008
          Ticker:
            ISIN:  CNE1000002V2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the merger agreements entered into between        Mgmt          No vote
       the Company and each of Shanghai Telecom Company
       Limited, Guangdong Telecom Company Limited,
       Jiangsu Telecom Company Limited, Zhejiang Telecom
       Company Limited, Anhui Telecom Company Limited,
       Fujian Telecom Company Limited, Jiangxi Telecom
       Company Limited, Guangxi Telecom Company Limited,
       Chongqing Telecom Company Limited, Sichuan
       Telecom Company Limited, Hubei Telecom Company
       Limited, Hunan Telecom Company Limited, Hainan
       Telecom Company Limited, Guizhou Telecom Company
       Limited, Yunnan Telecom Company Limited, Shaanxi
       Telecom Company Limited, Gansu Telecom Company
       Limited, Qinghai Telecom Company Limited, Ningxia
       Telecom Company Limited and Xinjiang Telecom
       Company Limited [all of which are wholly-owned
       subsidiaries of the Company] ['Companies to
       be merged], pursuant to which the Company shall
       merge with the Companies to be merged by way
       of absorption and authorize the Board of Directors
       of the Company to do all such acts, execute
       all such documents and adopt all such steps
       as it deems necessary, appropriate or suitable
       to implement and/or give effect to the terms
       of the merger agreements




--------------------------------------------------------------------------------------------------------------------------
 CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LTD                                         Agenda Number:  701414839
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1507D100
    Meeting Type:  EGM
    Meeting Date:  07-Dec-2007
          Ticker:
            ISIN:  HK0308001558
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify to enter into the conditional          Mgmt          No vote
       Acquisition Agreement [as specified], between
       (i) the Company, (ii) Allied Well Holdings
       Ltd and United Capital Management Limited as
       the purchasers [the Purchasers], and (iii)
       China Travel Service [Holdings] Hong Kong Limited,
       China Travel Building Contractors Hong Kong
       Limited and China Travel Investments Hong Kong
       Limited as the vendors [the Vendors], pursuant
       to which the vendors conditionally agreed to
       sell and the Purchasers conditionally agreed
       to acquire the entire issued share capital
       or registered capital of CTS H.K. Metropark
       Hotels Management Company Limited, Beijing
       CTS [Hong Kong] Grand Metropark Hotel Company
       Limited, Ruskin Overseas Limited and Wisepak
       Enterprises Limited [the Hotel Group] and the
       respective shareholder's loan owed by respective
       members of the Hotel Group to the vendors,
       which as at 31 AUG 2007, amounted to approximately
       HKD 1,086,038,000, at a consideration of HKD
       1,107,260,000, subject to any adjustment, upon
       the terms and subject to the conditions as
       specified and the transactions contemplated
       under the Acquisition Agreement

2.     Approve and ratify to enter into the Conditional          Mgmt          No vote
       Disposal Agreement, as specified between, (i)
       the Company, China Travel Service [Hong Kong]
       Limited, Add-Well Investments Limited and Noteman
       Investments Limited as the vendors [the Disposal
       Vendors], (ii) CTS Logistics Corporation as
       the purchaser [the Disposal Purchaser] and
       (iii) China Travel Service [Holdings] Hong
       Kong Limited, pursuant to which the Disposal
       Vendors conditionally agreed to sell and the
       Disposal Purchaser conditionally agreed to
       acquire a) the entire issued ordinary share
       capital of Common Well Limited; b) the net
       amount of shareholder's loan owed by Common
       Well Limited to the Company and/or its associates;
       and c) the entire issued ordinary share capital
       of China Travel Services [Cargo] Hong Kong
       Limited at a consideration of HKD 853,640,000
       which will be settled entirely by cash upon
       the terms and subject to the conditions as
       specified and the transactions contemplated
       under the Disposal Agreement

3.     Authorize any one Director of the Company for             Mgmt          No vote
       and on behalf of the Company to do all acts
       and things and to approve, execute and deliver
       all notices, documents, instruments or agreements
       as may be necessary, desirable or expedient
       to carry out or to give effect to any or all
       transactions contemplated under the Acquisition
       Agreement and the Disposal Agreement and to
       agree to such variations, amendments or waivers
       thereof as are, in the opinion of such Director,
       in the interests of the Company if the use
       of common seal is required under the Acquisition
       Agreement and the Disposal Agreement, authorize
       any two Directors of the Company to sign and
       use the common seal




--------------------------------------------------------------------------------------------------------------------------
 CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LTD                                         Agenda Number:  701556699
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1507D100
    Meeting Type:  AGM
    Meeting Date:  20-May-2008
          Ticker:
            ISIN:  HK0308001558
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of Directors and of the Auditors
       for the YE 31 DEC 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.A    Re-elect Mr. Zhang Xuewu as a Director                    Mgmt          For                            For

3.B    Re-elect Mr. Fang Xiaorong as a Director                  Mgmt          Against                        Against

3.C    Re-elect Mr. Zhang Fengchun as a Director                 Mgmt          For                            For

3.D    Re-elect Mr. Xu Muhan as a Director                       Mgmt          For                            For

3.E    Re-elect Mr. Sze, Robert Tsai To as a Director            Mgmt          For                            For

3.F    Re-elect Mr. Chan Wing Kee as a Director                  Mgmt          For                            For

3.G    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company [Directors],       Mgmt          For                            For
       to repurchase shares of the Company during
       the relevant period, of all the powers of the
       Company to repurchase shares of HKD 0.10 each
       in the capital of the Company [shares]; the
       aggregate nominal amount of the shares which
       may be repurchased on The Stock Exchange of
       Hong Kong Limited [Stock Exchange] or any other
       Stock Exchange recognized by the Securities
       and Futures Commission of the Hong Kong [SFC]
       and the Stock Exchange under the Hong Kong
       Code on share repurchases [Repurchase Code]
       pursuant to the approval, shall not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company and the
       said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company by the Articles of Association
       of the Company or by the Laws of Hong Kong
       to be held]

6.     Authorize the Directors of the Company during             Mgmt          Against                        Against
       the relevant period, to allot, issue and deal
       with additional shares and make or grant offers,
       agreements, options and warrants which might
       require the exercise of such power during and
       after the relevant period, the aggregate nominal
       amount of the issued share capital allotted
       or dealt with [whether pursuant to an option,
       warrant or otherwise] pursuant to the approval
       in Resolution (A) above, otherwise than pursuant
       to i) a rights issue; ii) any option scheme
       or any similar arrangement for the time being
       adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries and/or eligible grantee
       pursuant to the scheme of shares or rights
       to acquire shares of the Company; iii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company;
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM is to be held by
       the Articles of Association or by the Laws
       of Hong Kong to be held]

7.     Approve, subject to the passing of Ordinary               Mgmt          Against                        Against
       Resolutions number 5 and 6 convening this meeting,
       the general mandate granted to the Directors
       to exercise the powers of the Company to allot,
       issue and deal with additional Shares pursuant
       to the Ordinary Resolution number 6 convening
       this meeting be and is hereby extended by the
       addition thereto of an amount representing
       the aggregate nominal amount of Shares repurchased
       by the Company under the authority granted
       pursuant to the Ordinary Resolution number
       5 convening this meeting, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       the Ordinary Resolution Number 5




--------------------------------------------------------------------------------------------------------------------------
 CHINA YURUN FOOD GROUP LTD                                                                  Agenda Number:  701560915
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21159101
    Meeting Type:  AGM
    Meeting Date:  21-May-2008
          Ticker:
            ISIN:  BMG211591018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Approve the payment of final dividend recommended         Mgmt          For                            For
       by the Board of Directors for the YE 31 DEC
       2007

3.I    Re-elect Mr. Sun Yanjun as an Non-Executive               Mgmt          For                            For
       Director

3.II   Re-elect Mr. Ge Yuqi as an Executive Director             Mgmt          Against                        Against

3.III  Re-elect Professor Zheng Xueyi as an Independent          Mgmt          For                            For
       Non-Executive Director

3.IV   Re-elect Mr. Kang Woon as an Independent Non-Executive    Mgmt          For                            For
       Director

3.V    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Director

4.     Re-appoint KPMG as the Auditors and authorize             Mgmt          For                            For
       the Board of Directors to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors], subject to this resolution, to
       repurchase issued shares in the capital of
       the Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and/or the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or other stock exchange during the relevant
       period, the said approval in addition to any
       other authorization\ given to the Directors,
       not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing of this resolution;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Company's Bye-Laws to be held]

6.     Authorize the Directors of the Company [the               Mgmt          Against                        Against
       Directors], subject to this resolution and
       the consent of the Bermuda Monetary Authority,
       where applicable, to allot, issue and deal
       with unissued shares in the share capital of
       the Company and to make or grant offers, agreements
       and options [including warrants, bonds and
       debentures convertible into shares of the Company]
       which might require the exercise of such powers
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing of this resolution, otherwise
       than pursuant to: i) a rights issue [as hereinafter
       defined]; or ii) the exercise of rights of
       subscription or conversion under the terms
       of any warrants or other securities which may
       be issued by the Company carrying a right to
       subscribe for or purchase shares of the Company;
       or iii) the exercise of any option granted
       under any share option scheme adopted by the
       Company; or iv) an issue of shares in lieu
       of the whole or part of a dividend on shares
       pursuant to any scrip dividend or other similar
       scheme implemented in accordance with the Bye-laws
       of the Company; [Authority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable laws or the Company's Bye-Laws
       to be held]

7.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolutions 5 and 6, as specified, to extend
       the general mandate granted to the Directors
       of the Company pursuant to Resolution 6, as
       specified, by the total nominal amount of shares
       in the capital of the Company which are repurchased
       by the Company pursuant to the Resolution 5,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINASOFT INTERNATIONAL LTD                                                                 Agenda Number:  701306018
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2110A103
    Meeting Type:  EGM
    Meeting Date:  09-Jul-2007
          Ticker:
            ISIN:  KYG2110A1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.     Approve the share sale and purchase Agreement             Mgmt          For                            For
       [Agreement] dated 02 JAN 2007 entered into
       among Chinasoft International Limited [Company],
       Hinge Global Resource Incorporation [HGR] and
       the shareholders of HGR named therein [Selling
       Shareholders], a copy of which has been produced
       at the EGM and marked A and initialled by the
       Chairman of the EGM for identification purpose
       and the transactions contemplated thereunder

B.     Approve the Agreement [Supplemental Agreement]            Mgmt          For                            For
       dated 02 JAN 2007 entered into among the Company,
       HGR and the shareholders of HGR named therein,
       a copy of which has been produced at the EGM
       and marked B and initialled by the Chairman
       of the EGM for identification purpose and the
       transactions contemplated thereunder

C.     Approve the issue and allotment by the Company            Mgmt          For                            For
       of a maximum number of 306,087,566 ordinary
       shares of HKD 0.05 each in the share capital
       of the Company to the selling shareholders
       as part of the consideration under the Agreement

D.     Authorize the Directors of the Company to do              Mgmt          For                            For
       all such acts and things and to sign, seal,
       execute and deliver all such documents and
       to take all such steps for and on behalf of
       the Company as they may in their absolute discretion
       consider necessary or appropriate to give effect
       to or in connection with the Agreement, the
       Supplemental Agreement or all transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 CHONGQING IRON & STEEL CO LTD                                                               Agenda Number:  701314952
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15842100
    Meeting Type:  EGM
    Meeting Date:  23-Aug-2007
          Ticker:
            ISIN:  CNE1000002W0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the resignation of Mr. Tu De Ling as              Mgmt          For                            For
       a Director of the Company with effect from
       26 JUN 2007

2.     Approve the resignation of Ms. Yuan Xue Bing              Mgmt          For                            For
       as a Supervisor from the shareholders' representatives
       of the Company with effect from 26 JUN 2007

3.     Approve to select Ms. Gong Jun as a Supervisor            Mgmt          For                            For
       from the Shareholders' representatives of the
       Company with effect from the date of the EGM
       and her terms of appointment and the remuneration
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CITIC PAC LTD                                                                               Agenda Number:  701366759
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1639J116
    Meeting Type:  EGM
    Meeting Date:  03-Oct-2007
          Ticker:
            ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to the approval of the Spin-off          Mgmt          For                            For
       being granted by the Stock Exchange, the spin-off
       of Dah Chong Hong Holdings Limited ['DCH Holdings'],
       a subsidiary of the Company, and separate listing
       of the shares of DCH Holdings on the Main Board
       of the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] as specified, subject
       to any variations or changes which are considered
       by the Company's Directors not to be material
       [the Proposed Spin-off], which constitutes
       a material dilution [within the meaning under
       the Rules Governing the Listing of Securities
       on the Stock Exchange] of the Company's interest
       in DCH Holdings and its subsidiaries and authorize
       any one Director of the Company to do all such
       acts, to enter into all such transactions and
       arrangements and to make such amendments or
       alterations as may be necessary or expedient
       in order to give effect to the Spin-off

2.     Approve, the Pre-IPO Share Option Scheme and              Mgmt          Against                        Against
       the Post-IPO Share Option Scheme of DCH Holdings,
       as specified [the Share Option Schemes]; and
       authorize any one Director of the Company to
       do all such acts and to enter into all such
       transactions and arrangements as may be necessary
       or expedient in order to give effect to the
       Share Option Schemes




--------------------------------------------------------------------------------------------------------------------------
 CITIC PAC LTD                                                                               Agenda Number:  701536786
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1639J116
    Meeting Type:  AGM
    Meeting Date:  08-May-2008
          Ticker:
            ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited accounts and the reports              Mgmt          For                            For
       of the Directors and the Auditors for the YE
       31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.A    Re-elect Mr. Henry Fan Hung Ling as a Director            Mgmt          For                            For

3.B    Re-elect Mr. Carl Yung Ming Jie as a Director             Mgmt          For                            For

3.C    Re-elect Mr. Leslie Chang Li Hsien as a Director          Mgmt          For                            For

3.D    Re-elect Mr. Li Shilin as a Director                      Mgmt          For                            For

3.E    Re-elect Mr. Hamilton Ho Hau Hay as a Director            Mgmt          For                            For

3.F    Re-elect Mr. Andre Desmarais as a Director                Mgmt          For                            For

3.G    Re-elect Mr. Kwok Man Leung as a Director                 Mgmt          Against                        Against

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this resolution, to allot, issue and dispose
       of additional shares in the Company and to
       make or grant offers, agreements and options,
       during and after the relevant period, otherwise
       than pursuant to i) rights issue or ii) any
       option scheme or similar arrangement or iii)
       the exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company or iv) any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares of the Company
       pursuant to the new Articles of Association
       of the Company from time to time, shall not
       exceed 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution and the said
       mandate shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

6.     Authorize Directors of the Company, during the            Mgmt          For                            For
       relevant period, to purchase or otherwise acquire
       shares of the Company in accordance with all
       applicable laws and the requirements of the
       Rules Governing the Listing of Securities on
       The Stock Exchange of Hong Kong Limited, provided
       that the aggregate nominal amount of shares
       so purchased or otherwise acquired shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by Law to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5 and 6, the aggregate nominal amount of the
       shares which are purchased or otherwise acquired
       by the Company pursuant to Resolution 6 shall
       be added to the aggregate nominal amount of
       the shares which may be issued pursuant to
       Resolution 5

8.     Approve, with effect from the FYE 31 DEC 2008,            Mgmt          For                            For
       to the Director's fee of each of the Non-executive
       Directors of the Company be fixed at HKD 200,000
       per annum, until the Company in general meeting
       otherwise determines




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701407290
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  EGM
    Meeting Date:  06-Dec-2007
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Revised Cap for the "Provision     Mgmt          No vote
       of exploration and support services" category
       of continuing connected transactions, as specified

2.     Approve the Non-exempt Continuing Connected               Mgmt          No vote
       Transactions as specified, which the Company
       expects to occur on a regular and continuous
       basis in the ordinary and usual course of business
       of the Company and its subsidiaries, as the
       case may be, and to be conducted on normal
       commercial terms, and authorize any Director
       of the Company to do all such further acts
       and things and execute such further documents
       and take all such steps which in their opinion
       may be necessary, desirable or expedient to
       implement and/or give effect to the terms of
       such transactions

3.     Approve and ratify the Proposed Caps for each             Mgmt          No vote
       category of the Non-exempt Continuing Connected
       Transactions, as specified




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  701536647
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  AGM
    Meeting Date:  29-May-2008
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

a.1    Receive the audited statement of accounts together        Mgmt          For                            For
       with the reports of the Directors and the Auditors
       thereon for the YE 31 DEC 2007

a.2    Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

a.3.1  Re-elect Mr. Fu Chengyu as a Executive Director           Mgmt          For                            For

a.3.2  Re-elect Mr. Zhou Shouwei as a Executive Director         Mgmt          For                            For

a.3.3  Re-elect Mr. Yang Hua as a Executive Director             Mgmt          For                            For

a.3.4  Re-elect Professor Lawrence J. Lau as a Independent       Mgmt          For                            For
       Non-Executive Director

a.3.5  Elect Mr. Wang Tao as a new Independent Non-Executive     Mgmt          For                            For
       Director

a.3.6  Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of each of the Directors

a.4    Re-appoint the Company's Independent Auditors             Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

b.1    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to paragraph (b) below, the exercise by the
       Directors during the Relevant Period [as hereinafter
       defined] of all the powers of the Company to
       repurchase shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or on any other exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose [Recognized Stock Exchange],
       subject to and in accordance with all applicable
       laws, rules and regulations and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       [the Listing Rules], or of any other Recognized
       Stock Exchange and the Articles of Association
       [the Articles] of the Company; the aggregate
       nominal amount of shares of the Company which
       the Company is authorized to repurchase pursuant
       to the approval in paragraph (a) above shall
       not exceed 10'%of the aggregate nominal amount
       of the share capital of the Company in issue
       as at the date of the passing of this resolution;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable laws
       or the Articles of the Company to be held]

b.2    Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to the following provisions of this resolution,
       the exercise by the Directors during the Relevant
       Period [as hereinafter defined] of all the
       powers of the Company to allot, issue and deal
       with additional shares in the capital of the
       Company and to make or grant offers, agreements
       and options [including bonds, notes, warrants,
       debentures and securities convertible into
       shares of the Company] which would or might
       require the exercise of such powers; authorize
       the Directors, the approval in paragraph (a)
       above during the Relevant Period to make or
       grant offers, agreements and options [including
       bonds, notes, warrants, debentures and securities
       convertible into shares of the Company] which
       would or might require the exercise of such
       powers after the end of the Relevant Period;
       the aggregate nominal amount of share capital
       of the Company allotted or agreed conditionally
       or unconditionally to be allotted, issued or
       dealt with [whether pursuant to an option or
       otherwise] by the Directors pursuant to the
       approval in paragraph (a) above, otherwise
       than pursuant to: (i) a Rights Issue [as hereinafter
       defined]; (ii) an issue of shares pursuant
       to any specific authority granted by shareholders
       of the Company in general meeting, including
       upon the exercise of rights of subscription
       or conversion under the terms of any warrants
       issued by the Company or any bonds, notes,
       debentures or securities convertible into shares
       of the Company; (iii) an issue of shares pursuant
       to the exercise of any option granted under
       any share option scheme or similar arrangement
       for the time being adopted by the Company and/or
       any of its subsidiaries; (iv) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of the Company; or (v) any
       adjustment, after the date of grant or issue
       of any options, rights to subscribe or other
       securities referred to above, in the price
       at which shares in the Company shall be subscribed,
       and/or in the number of shares in the Company
       which shall be subscribed, on exercise of re1evant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with, or as contemplated by the terms of such
       options, rights to subscribe or other securities
       shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable Laws or the Articles of the
       Company to be held]

b.3    Authorize the Directors, subject to the passing           Mgmt          Against                        Against
       of the resolutions B1 and B2 as specified to
       allot, issue and deal with additional shares
       or the Company pursuant to resolution B2 specified
       in this notice by the addition to it of an
       amount representing the aggregate nominal amount
       of the shares in the capital of the Company
       which are repurchased by the Company pursuant
       to and since the granting to though Company
       of the general mandate to repurchase shares
       in accordance with resolution B1 set out in
       this notice, provided that such extended amount
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701317605
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  EGM
    Meeting Date:  17-Jul-2007
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Shipbuilding Contracts entered into           Mgmt          Abstain                        Against
       between Cosco [Zhoushan] and the buyers to
       build the vessels for the buyers to be delivered
       between JUN 2008 and DEC 2008 at the Contract
       Price of an aggregate of approximately USD
       338.9 Million and authorize the Directors to
       take such steps, approve all matters and enter
       into all such transactions, arrangements and
       agreements and execute all such documents and
       notices as may be necessary or expedient for
       the purposes of giving effect to the Shipbuilding
       Contracts as such the Directors or any of them
       may deem fit or expedient or to give effect
       to this resolution

2.     Authorize the Company, its subsidiaries and               Mgmt          Abstain                        Against
       associated Companies that are entities at risk
       [as that term is used in Chapter 9], or any
       of them, for the purposes of Chapter 9 of the
       Listing Manual [Chapter 9] of the Singapore
       Exchange Securities Trading Limited, to enter
       into any of the transactions falling within
       the types of interested person transactions
       as specified, provided that such transactions
       are made on normal commercial terms and in
       accordance with the review procedures for such
       interested person transactions; [Authority
       expires at the conclusion of the next AGM of
       the Company]; and authorize the Directors of
       the Company to complete and do all such acts
       and things [including executing all such documents
       as may be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to the proposed additional shareholders'
       mandate and/or this resolution




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701354641
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  EGM
    Meeting Date:  25-Sep-2007
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Memorandum of Association of the Company        Mgmt          Against                        Against
       in the manner and to the extent as specified

S.2    Amend the Articles of Association of the Company          Mgmt          Against                        Against
       in the manner and to the extent as specified




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701354653
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  EGM
    Meeting Date:  25-Sep-2007
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Shipbuilding Contracts entered into           Mgmt          Abstain                        Against
       between Cosco [Zhoushan] and the Buyers to
       build the Vessels for the Buyers at an aggregate
       contract price of approximately USD 669 million
       and authorize the Directors to take such steps,
       approve all matters and enter into all such
       transactions, arrangements and agreements and
       execute all such documents and notices as may
       be necessary or expedient for the purposes
       of giving effect to the Shipbuilding Contracts
       as such Directors or any of them may deem fit
       or expedient or to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 COSCO CORPORATION (SINGAPORE) LTD                                                           Agenda Number:  701500337
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1764Z208
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2008
          Ticker:
            ISIN:  SG1S76928401
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          No vote
       audited Financial Statements for the FYE 31
       DEC 2007 and the Auditors' report thereon

2.     Declare a first and final dividend of SGD 0.04            Mgmt          No vote
       per ordinary share [one-tier tax] for the YE
       31 DEC 2007 as recommended by the Directors

3.     Declare a special dividend of SGD 0.03 per ordinary       Mgmt          No vote
       share [one-tier tax] for the YE 31 DEC 2007
       as recommended by the Directors

4.     Approve the payment of Directors' fees of SGD             Mgmt          No vote
       170,000 for the YE 31 DEC 2007

5.     Re-elect Mr. Ji Hai Sheng as a Director, who              Mgmt          No vote
       retires under Article 98 of the Articles of
       Association of the Company

6.     Re-elect Mdm. Sun Yue Ying as a Director, who             Mgmt          No vote
       is retires under Article 98 of the Articles
       of Association of the Company

7.     Re-elect Mr. Wang Xing Ru as a Director, who              Mgmt          No vote
       is retires under Article 98 of the Articles
       of Association of the Company

8.     Re-elect Mr. Ang Swee Tian, who is retires under          Mgmt          No vote
       Article 84 of the Articles of Association of
       the Company

9.     Re-appoint Mr. Tom Yee Lat Shing as a Director            Mgmt          No vote
       of the Company, pursuant to Section 153(6)
       of the Companies Act, Chapter 50, to hold office
       until the next AGM

10.    Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          No vote
       the Auditors and authorize the Directors to
       fix their remuneration

       To transact any other business                            Non-Voting    No vote

11.    Authorize the Directors to issue shares or convertible    Mgmt          No vote
       securities, that pursuant to Section 161 of
       the Companies Act [Chapter 50] and the Listing
       Rules of the Singapore Exchange Securities
       Trading Limited [the 'Listing Rules'], grant
       authority to the Directors to allot and issue;
       a) shares in the capital of the Company [whether
       by way of bonus, rights or otherwise]; or b)
       convertible securities; or c) additional securities
       issued pursuant to Rule 829 of the Listing
       Rules; or d) shares arising from the conversion
       of convertible securities in (b) and (c) above,
       at any time and upon such terms and conditions
       and for such purposes as the Directors may
       in their absolute discretion deem fit provided
       that; (i) the aggregate number of shares and
       convertible securities that may be issued shall
       not be more than 50% of the issued shares in
       the capital of the Company [calculated in accordance
       with (ii) below], of which the aggregate number
       of shares and convertible securities issued
       other than on a pro rata basis to existing
       shareholders must be not more than 20% of the
       issued shares in the capital of the Company
       [calculated in accordance with (ii) below];
       and (ii) for the purpose of determining the
       aggregate number of shares and convertible
       securities that may be issued pursuant to (i)
       above, the percentage of issued share capital
       shall be calculated based on the issued shares
       in the capital of the Company at the time of
       the passing of this resolution after adjusting
       for (a) new shares arising from the conversion
       or exercise of any convertible securities;
       (b) new shares arising from exercising share
       options or vesting of share awards outstanding
       or subsisting at the time of the passing of
       this resolution and (c) any subsequent consolidation
       or subdivision of shares; [Authority expires
       the earlier of the next AGM of the Company
       or the date by which the next AGM of the Company
       is required by law to be held]

12.    Authorize the Directors to allot and issue shares         Mgmt          No vote
       under the Cosco Group employees Share Option
       Scheme 2002 [Scheme], approve be and is hereby
       given to the Directors to offer and grant options
       [options] in accordance with the provisions
       of the Cosco Group employees Share Option Scheme
       2002 [Scheme] and to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options granted
       under the Scheme, provided that the aggregate
       number of shares to be issued pursuant to the
       Scheme shall not in total exceed 15% of the
       issued share capital of the Company from time
       to time

13.    Approve, the renewal of the mandate for the               Mgmt          No vote
       purposes of Chapter 9 of the Listing Manual
       of the SGX-ST, for the Company, its subsidiaries
       and associated companies or any of them to
       enter into any of the transactions falling
       within the types of interested person transactions,
       particulars of which are set out as specified
       to the annual report of the Company for the
       FYE 31 DEC 2007 with any party who is of the
       class of interested persons described in the
       appendix provided that such transactions are
       made on normal commercial terms and will not
       be prejudicial to the interests of the Company
       and its minority shareholders and in accordance
       with the review procedures set out as specified;
       authorize the Audit Committee of the Company
       to take such actions as it deems proper in
       respect of such procedures and/or to modify
       or implement such procedures as may be necessary
       to take into consideration any amendment to
       Chapter 9 of the Listing Manual of the SGX-ST
       which may be prescribed by the SGXST from time
       to time; and authorize the Directors of the
       Company to complete and do all such acts and
       things [including all such documents as may
       be required] as they may consider expedient
       or necessary or in the interests of the Company
       to give effect to this resolution; [Authority
       expires the earlier of the next AGM the of
       the Company or the date by which the next AGM
       of the Company is required by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 COSCO INTERNATIONAL HOLDINGS LIMITED                                                        Agenda Number:  701366026
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8114Z101
    Meeting Type:  SGM
    Meeting Date:  04-Oct-2007
          Ticker:
            ISIN:  BMG8114Z1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Agreement as specified,            Mgmt          For                            For
       and all transactions contemplated thereunder
       and in connection therewith, and authorize
       any one Director of the Company for and on
       behalf of the Company to execute all such other
       documents and agreements and to do all such
       acts or things deemed by him to be incidental
       to, ancillary to or in connection with the
       matters contemplated under the Agreement and
       completion thereof as he may consider necessary,
       desirable or expedient to give effect to the
       agreement and the transactions contemplated
       thereunder




--------------------------------------------------------------------------------------------------------------------------
 COSCO INTERNATIONAL HOLDINGS LIMITED                                                        Agenda Number:  701434968
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8114Z101
    Meeting Type:  SGM
    Meeting Date:  08-Jan-2008
          Ticker:
            ISIN:  BMG8114Z1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Ship Agency Services               Mgmt          No vote
       Agreement and the relevant proposed Caps, as
       specified, and all transactions contemplated
       thereunder and in connection therewith; and
       authorize any one Director of the Company and
       on behalf of the Company to execute all such
       other documents and agreements and to do all
       such acts or things deemed by him to be incidental
       to, ancillary to or in connection with the
       matters contemplated under the Ship Agency
       Services Agreement

2.     Approve and ratify the Supply and Installation            Mgmt          No vote
       Services Agreement and the relevant proposed
       Caps, as specified, and all transactions contemplated
       thereunder and in connection therewith; authorize
       Director of the Company and on behalf of the
       Company to execute all such other documents
       and agreements and to do all such acts or things
       deemed by him to be incidental to, ancillary
       to or in connection with the matters contemplated
       under the Supply and Installation Services
       Agreement

3.     Approve and ratify the Sales and Referral Services        Mgmt          No vote
       Agreement and the relevant proposed Caps, as
       specified, and all transactions contemplated
       thereunder and in connection therewith; authorize
       the Directors of the Company on behalf of the
       Company to execute all such other documents
       and agreements and to do all such acts or things
       deemed by him to be incidental to, ancillary
       to or in connection with the matters contemplated
       under the Sales and Referral Services Agreement

4.     Approve and ratify the NKM Referral Services              Mgmt          No vote
       Agreement and the relevant proposed Caps, as
       specified, and all transactions contemplated
       thereunder and in connection therewith

5.     Approve and ratify the NKM-COSCO Kansai Purchase          Mgmt          No vote
       Agreement and the Kansai Purchase Agreements
       and the relevant proposed Caps, as specified,
       and all transactions contemplated thereunder
       and in connection therewith

6.     Approve and ratify the NKM-COSCO Kansai Supply            Mgmt          No vote
       Agreement and the relevant proposed Caps, as
       specified, and all transactions contemplated
       thereunder and in connection therewith

7.     Approve and ratify the Technology Transfer Agreements     Mgmt          No vote
       and the relevant proposed Caps, as specified,
       and all transactions contemplated thereunder
       and in connection therewith




--------------------------------------------------------------------------------------------------------------------------
 COSCO INTERNATIONAL HOLDINGS LIMITED                                                        Agenda Number:  701560080
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8114Z101
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  BMG8114Z1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements for              Mgmt          For                            For
       the YE 31 DEC 2007 together with the Directors'
       report and the Auditor's report thereon

2.     Declare final dividend for the YE 31 DEC 2007             Mgmt          For                            For

3.a    Re-elect Mr. Wei Jiafu as a Director of the               Mgmt          For                            For
       Company

3.b    Re-elect Mr. Liu Guoyuan as a Director of the             Mgmt          For                            For
       Company

3.c    Re-elect Mr. Li Jianhong as a Director of the             Mgmt          For                            For
       Company

3.d    Re-elect Mr. Wang Futian as a Director of the             Mgmt          For                            For
       Company

3.e    Re-elect Mr. Jia Lianjun as a Director of the             Mgmt          For                            For
       Company

3.f    Re-elect Mr. Wang Xiaoming as a Director of               Mgmt          Against                        Against
       the Company

3.g    Re-elect Mr. Liang Yanfeng as a Director of               Mgmt          For                            For
       the Company

3.h    Re-elect Mr. Meng Qinghui as a Director of the            Mgmt          For                            For
       Company

3.i    Re-elect Mr. Chen Xuewen as a Director of the             Mgmt          For                            For
       Company

3.j    Re-elect Mr. Wang Xiaodong as a Director of               Mgmt          For                            For
       the Company

3.k    Re-elect Mr. Lin Wenjin as a Director of the              Mgmt          For                            For
       Company

3.l    Re-elect Mr. Kwong Che Keung, Gordon as a Director        Mgmt          Against                        Against
       of the Company

3.m    Re-elect Mr. Tsui Yiu Wa, Alec as a Director              Mgmt          For                            For
       of the Company

3.n    Re-elect Mr. Jiang, Simon X as a Director of              Mgmt          For                            For
       the Company

3.o    Authorize the Directors of the Company to fix             Mgmt          For                            For
       their remuneration

4.     Re-appoint the Auditor of the Company and authorize       Mgmt          For                            For
       the Directors of the Company to fix the remuneration
       of the Auditor

5.a    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.1 each in the Company during
       the relevant period, on the Stock Exchange
       of Hong Kong Limited [Stock Exchange] or any
       other Stock Exchange on which the shares of
       the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       and the Stock Exchange for this purpose, subject
       to an subject to and in accordance with all
       applicable laws and requirements of the Rules
       Governing the Listing of Securities on the
       Stock Exchange or of any other Stock Exchange
       as amended form time to time, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company or the expiration of the
       period within which the next AGM of the Company
       is required by the Bye-Laws of the Company
       or any applicable laws to held]

5.b    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options [including warrants,
       bonds, debentures, notes and other securities
       which carry rights to subscribe for or any
       convertible into shares of the Company] during
       and after the relevant period, not exceeding
       the aggregate of 20% of the aggregate nominal
       amount of the issued share capital of the Company;
       otherwise than pursuant to a) a Rights Issue
       or b) the exercise of subscription or conversion
       rights under the terms of any warrants and
       securities or c) the exercise of options or
       similar arrangement or d) any scrip dividend
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM is required by the Bye-Laws of
       the Company or any applicable Laws to be held]

5.c    Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5.A and 5.B, to extend the general mandate
       granted to the Directors to allot, issue and
       deal with the shares pursuant to Resolution
       5.A, by an amount representing the aggregate
       nominal amount of the share capital repurchased
       pursuant to Resolution 5.B, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701363335
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2442N104
    Meeting Type:  SGM
    Meeting Date:  11-Oct-2007
          Ticker:
            ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the agreement dated 24 AUG 2007 between          Mgmt          For                            For
       the Company and COSCO [Hong Kong] Group Limited
       for the sale and purchase of the entire issued
       share capital in and the outstanding loan due
       from Bauhinia 97 Limited [the Agreement] [as
       specified] and all the transactions contemplated;
       and ratify the entering into of the Agreement
       by the Company; and to authorize the Directors
       of the Company to do such acts and/or execute
       all such documents incidental to, ancillary
       to or in connection with matters contemplated
       in or relating to the Agreement as they may
       in their absolute discretion consider necessary,
       desirable or expedient to give effect to the
       Agreement and the implementation of all transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COSCO PACIFIC LTD                                                                           Agenda Number:  701552817
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2442N104
    Meeting Type:  AGM
    Meeting Date:  15-May-2008
          Ticker:
            ISIN:  BMG2442N1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and the Directors'       Mgmt          For                            For
       and Independent Auditor's reports of the Company
       for the YE 31 DEC 2007

2.i    Declare a final cash dividend for the YE 31               Mgmt          For                            For
       DEC 2007

2.ii   Declare a special final cash dividend for the             Mgmt          For                            For
       YE 31 DEC 2007

3.i.A  Re-elect Mr. Chen Hongsheng as a Director                 Mgmt          For                            For

3.i.B  Re-elect Mr. Xu Lirong as a Director of the               Mgmt          Against                        Against
       Company

3.i.C  Re-elect Dr. Sun Jiakang as a Director                    Mgmt          For                            For

3.i.D  Re-elect Mr. Wang Zhi as a Director                       Mgmt          For                            For

3.i.E  Re-elect Mr. Yin Weiyu as a Director                      Mgmt          Against                        Against

3.i.F  Re-elect Mr. Timothy George Freshwater as a               Mgmt          Against                        Against
       Director

3.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       amount of remuneration of the Directors

4.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Board of Directors to fix
       the remuneration of Auditor

5.A    Authorize the Directors of the Company [Directors],       Mgmt          Against                        Against
       subject to this resolution, to allot, issue
       and deal with additional shares of HKD 0.10
       each in the capital of the Company [Shares]
       and to make or grant offers, agreements and
       options [including warrants, bonds, notes and
       other securities which carry rights to subscribe
       for or are convertible into shares of the Company]
       which would or might require shares to be allotted
       during and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution, and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue [as specified]
       or ii) an issue of Shares upon the exercise
       of subscription rights under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to the grantee as specified
       in such scheme or similar arrangement of shares
       or rights to acquire the shares or iii) an
       issue of Shares pursuant to any scrip dividends
       or similar arrangement providing for allotment
       of Shares in lieu of the whole or part of the
       dividend on Shares in accordance with the Bye-laws
       of the Company; [Authority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company and the applicable
       Laws of Bermuda to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company [Shares] on The Stock Exchange of Hong
       Kong Limited [Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and recognized by The Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time during the relevant period, provided
       that the aggregate nominal amount of the shares
       to be repurchased by the Company pursuant to
       the said approval does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       this resolution; [Authority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-Laws of the Company and the applicable
       laws of Bermuda to be held]

5.C    Approve, subject to the passing of the Resolutions        Mgmt          Against                        Against
       5A and 5B, to extend the general mandate granted
       to the Directors of the Company to exercise
       the powers of the Company to allot, issue and
       deal with additional shares of HKD 0.10 each
       in the Company [Shares] pursuant to the Resolution
       5A, by the addition thereto of an amount representing
       the aggregate nominal amount of Shares in the
       capital of the Company repurchased by the Company
       under the authority granted pursuant to the
       Resolution 5B, provided that such extended
       amount not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing the Resolution 5B




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701333584
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  AGM
    Meeting Date:  22-Aug-2007
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and its subsidiaries
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2007

2.     Declare a final dividend for the YE 31 MAR 2007           Mgmt          For                            For

3.I    Re-elect Mr. Guo Wei as a Director                        Mgmt          For                            For

3.II   Re-elect Mr. Zeng Maochao as a Director                   Mgmt          For                            For

3.III  Re-elect Mr. Hu Zhao Guang as a Director                  Mgmt          For                            For

3.IV   Re-elect Mr. Wong Man Chung, Francis as a Director        Mgmt          For                            For

3.V    Re-elect Mr. Kwan Ming Heung, Peter as a Director         Mgmt          For                            For

3.VI   Authorize the Board of Directors to fix the               Mgmt          Against                        Against
       Directors' remuneration

4.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Board of Directors
       of the Company to fix their remuneration

5.1    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, debentures, notes and other securities
       convertible into shares of the Company] during
       or after the end of the relevant period, not
       exceeding 20% of the aggregate nominal amount
       of the share capital of the Company in issue
       otherwise than pursuant to: i) a rights issue
       [as specified]; or ii) the exercise of rights
       of subscription or conversion under the terms
       of any existing warrants, bonds, debentures,
       notes or other securities issued by the Company;
       or iii) the exercise of options granted under
       any option scheme or similar arrangement for
       the time being adopted for the grant or issue
       to eligible participants of the Company and/or
       any of its subsidiaries of rights to acquire
       shares of the Company; or iv) any scrip dividend
       or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend on shares of the Company
       in accordance with Bye-laws of the Company;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required by the Bye-laws of the Company or
       any applicable laws of Bermuda to be held]

5.2    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [the 'Stock Exchange']
       or any other stock exchange on which the shares
       of the Company have been or may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange for this
       purpose, subject to and in accordance with
       all applicable laws and/or the requirements
       of the rules Governing the Listing of Securities
       on the Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or any applicable
       laws of Bermuda to be held]

5.3    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.1 and 5.2, to extend, the general mandate
       granted to the Directors of the Company to
       allot, issue and deal with the additional shares
       in the capital of the Company pursuant to Resolution
       5.1, to make or grant offers, agreements and
       options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company], by the addition thereto of
       an amount representing the aggregate nominal
       amount of the shares of the Company purchased
       pursuant to Resolution 5.2 [as specified],
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution

       Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 DIGITAL CHINA HOLDINGS LTD                                                                  Agenda Number:  701417316
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759B107
    Meeting Type:  SGM
    Meeting Date:  20-Dec-2007
          Ticker:
            ISIN:  BMG2759B1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2007 Master Agreement [as specified],         Mgmt          No vote
       the transactions contemplated thereunder and
       the Revised Annual Caps [as specified]; and
       authorize any one Director of the Company to
       execute all such other documents, instruments
       or agreements and to do or take such actions
       or things as such Director considers necessary
       or desirable to implement and/or give effect
       to the terms of the 2007 Master Agreement and
       the transactions contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ENRIC ENERGY EQUIPMENT HOLDINGS LTD                                                         Agenda Number:  701416009
--------------------------------------------------------------------------------------------------------------------------
        Security:  G30670106
    Meeting Type:  EGM
    Meeting Date:  11-Dec-2007
          Ticker:
            ISIN:  KYG306701064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the Product Sales Agreement           Mgmt          No vote
       [the Product Sales Agreement] dated 01 NOV
       2007 entered into between the Company and China
       International Marine Containers [Group] Company
       Limited [CIMC [Group]] in respect of the sale
       and purchase of transportation equipment manufactured
       by CIMC [Group], its subsidiaries and/or associates,
       as specified, and the transactions contemplated
       under the Product Sales Agreement and the implementation
       thereof; approve the proposed annual caps [the
       Annual Caps] in relation to the transactions
       contemplated under the Product Sales Agreement
       for the period from 01 NOV 2007 to 31 DEC 2007
       and each of the two FYE 31 DEC 2008 and 2009
       being RMB 32,000,000, RMB 78,000,000 and RMB
       99,000,000 respectively; and authorize the
       Directors of the Company and on behalf of the
       Company to do all such acts and things, to
       sign and execute all such documents, instruments
       and agreements and to take all such steps as
       they may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with the Product Sales Agreement, the annual
       caps and all other matters incidental thereto




--------------------------------------------------------------------------------------------------------------------------
 ENRIC ENERGY EQUIPMENT HOLDINGS LTD                                                         Agenda Number:  701448892
--------------------------------------------------------------------------------------------------------------------------
        Security:  G30670106
    Meeting Type:  EGM
    Meeting Date:  15-Feb-2008
          Ticker:
            ISIN:  KYG306701064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify: i) the product sales agreement        Mgmt          No vote
       dated 31 DEC 2007 entered into between the
       Company as seller and China International Marine
       Containers (Group) Company Limited as purchaser
       in respect of the sale and purchase of products
       of the Group, as specified and transactions
       contemplated thereunder and the implementation
       thereof; ii) the proposed annual cap(s); iii)
       and authorize the Directors of the Company
       [the Director(s)] on behalf of the Company
       to do all such acts and things, to sign and
       execute all such documents, instruments and
       agreements and to take all such steps as they
       may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with this resolution

2.     Approve and ratify: i) the product sales agreement        Mgmt          No vote
       dated 31 DEC 2007 entered into between the
       Company as seller and Xinao Gas Holdings Limited
       as purchaser in respect of the sale and purchase
       of products of the Group , as specified and
       transactions contemplated thereunder and the
       implementation thereof; ii) the proposed annual
       cap(s); and iii) authorize the Directors on
       behalf of the Company to do all such acts and
       things, to sign and execute all such documents,
       instruments and agreements and to take all
       such steps as they may consider necessary,
       appropriate, desirable or expedient to give
       effect to or in connection with this resolution

3.     Approve and ratify: i) the product sales agreements       Mgmt          No vote
       dated 31 DEC 2007 entered into between the
       Company as seller and Xinneng Energy Limited,
       Xinao Coal Gasification Mining Limited, Hebei
       Veyong Group Company Limited and Xinneng (Zhangjiagang)
       Energy Limited all as purchasers in respect
       of the sale and purchase of products manufactured
       by the Group, as specified and transactions
       contemplated thereunder and the implementation
       thereof; ii) the proposed annual cap(s); and
       iii) authorize the Directors on behalf of the
       Company to do all such acts and things, to
       sign and execute all such documents, instruments
       and agreements and to take all such steps as
       they may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with this resolution




--------------------------------------------------------------------------------------------------------------------------
 ENRIC ENERGY EQUIPMENT HOLDINGS LTD                                                         Agenda Number:  701560698
--------------------------------------------------------------------------------------------------------------------------
        Security:  G30670106
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  KYG306701064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and Independent
       Auditor for the YE 31 DEC 2007

2.1    Re-elect Mr. Zhao Qingsheng as a Director                 Mgmt          For                            For

2.2    Re-elect Mr. Jin Yongsheng as a Director                  Mgmt          For                            For

2.3    Re-elect Mr. Wu Fapei as a Director                       Mgmt          For                            For

2.4    Re-elect Mr. Jin Jianlong as a Director                   Mgmt          For                            For

2.5    Re-elect Mr. Yu Yuqun as a Director                       Mgmt          For                            For

2.6    Re-elect Mr. Shi Caixing as a Director                    Mgmt          For                            For

2.7    Re-elect Mr. Qin Gang as a Director                       Mgmt          Against                        Against

2.8    Re-elect Mr. Yang Yu as a Director                        Mgmt          For                            For

2.9    Re-elect Mr. Wong Chun Ho as a Director                   Mgmt          Against                        Against

2.10   Re-elect Mr. Gao Zhengping as a Director                  Mgmt          For                            For

2.11   Re-elect Mr. Shou Binan as a Director                     Mgmt          Against                        Against

2.12   Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

3.     Re-appoint the Auditor and authorize the Board            Mgmt          For                            For
       of Directors to fix the remuneration of the
       Auditor

4.     Authorize the Directors, pursuant to the rules            Mgmt          Against                        Against
       governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange], to allot, issue and deal with any
       unissued shares in the capital of the Company
       and to make or grant offers, agreements and
       options [including but not limited to warrants,
       bonds and debentures convertible into shares
       in the Company] which might require the exercise
       of such powers; during and after the relevant
       period; shall not exceed 20% of the aggregate
       of the total nominal value of share capital
       of the Company in issue as at the date of passing
       of this resolution, and the said approval shall
       be limited accordingly, otherwise than pursuant
       to i) a rights issue; or ii) an issue of shares
       upon the exercise of the subscription rights
       attaching to any warrants which may be issued
       by the Company from time to time; or iii) an
       issue of shares upon the exercise of options
       which may be granted under any option scheme
       or similar arrangement for the time being adopted
       or to adopt for the grant or issue to the grantees
       as specified in such scheme or arrangement
       of shares or rights to acquire shares; or iv)
       any scrip dividend schemes or similar arrangements
       providing for the allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares in accordance with the Articles of
       Association of the Company; or v) a specific
       authority granted by the shareholders of the
       Company in general meeting; and [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       Laws to be held]

5.     Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to repurchase shares of
       the Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange], subject to and
       in accordance with all applicable laws and/or
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       as amended from time to time; shall not exceed
       10% of the aggregate of the total nominal value
       of share capital of the Company in issue as
       at the date of passing of this resolution;
       and [Authority expires at the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Articles of Association of the Company or any
       applicable Laws to be held]

6.     Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       no. 4 and 5 set out in the notice convening
       this meeting, the general mandate granted to
       the Directors of the Company and for the time
       being in force to exercise the powers of the
       Company to allot, issue and deal with any unissued
       shares pursuant to Resolution no. 4 set out
       in the notice convening this meeting be and
       is hereby extended by the addition to the aggregate
       nominal value of the share capital of the Company
       which may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       value of the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution no. 5 set out in the
       notice convening this meeting, provided that
       such extended amount shall not exceed 10% of
       the aggregate of the total nominal value of
       share capital of the Company in issue as at
       the date of passing of Resolution no. 5




--------------------------------------------------------------------------------------------------------------------------
 GOLDBOND GROUP HOLDINGS LIMITED                                                             Agenda Number:  701333546
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1082K172
    Meeting Type:  EGM
    Meeting Date:  13-Aug-2007
          Ticker:
            ISIN:  HK0172012327
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the entering into of the              Mgmt          For                            For
       conditional equity purchase agreement [the
       Agreement], as specified, between Piper Jaffray
       Companies as the buyer [Buyer], Goldbond Capital
       Investment Holdings Limited, Flourish Global
       Limited, Armstrong Capital Limited and Hing
       Wong Finance Limited as the sellers [collectively,
       the Sellers], and Mr. Wong Yu Lung, Charles,
       the Company, Mr. Ko Po Ming and Mr. Wong Wai
       Sum as the principals pursuant to which the
       Buyer has conditionally agreed to purchase
       from the Sellers, in accordance with their
       respective interests in Goldbond Capital Holdings
       Limited [Goldbond Capital], 100% of the issued
       share capital of Goldbond Capital for the aggregate
       purchase price of USD 51.25 million, subject
       to any adjustment, upon the terms and subject
       to the conditions therein contained, and the
       transactions contemplated under the agreement;
       and authorize any 1 Director of the Company
       on behalf of the Company to do all acts and
       things and to approve, execute and deliver
       all notices, documents, instruments or agreements
       whether under the common seal of the Company
       or otherwise as may be necessary, desirable
       or expedient to carry out or to give effect
       to any or all transactions contemplated under
       the agreement and to agree to such variations,
       amendments or waivers thereof as are, in the
       opinion of such Director, in the interests
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 GOLDBOND GROUP HOLDINGS LIMITED                                                             Agenda Number:  701332481
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1082K172
    Meeting Type:  AGM
    Meeting Date:  28-Sep-2007
          Ticker:
            ISIN:  HK0172012327
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and of the
       Auditors for the YE 31 MAR 2007

2.A.I  Re-elect Mr. Wong Yu Lung, Charles as a Director          Mgmt          For                            For

2.AII  Re-elect Mr. Kee Wah Sze as a Director                    Mgmt          For                            For

2AIII  Re-elect Mr. Melvin Jitsumi Shiraki as a Director         Mgmt          For                            For

2.AIV  Re-elect Miss Wong, Michelle Yatyee as a Director         Mgmt          For                            For

2.A.V  Re-elect Mr. Wang Jun as a Director                       Mgmt          For                            For

2.AVI  Re-elect Mr. Xie Xiao Qing as a Director                  Mgmt          For                            For

2.B    Authorize the Board of Directors to fix the               Mgmt          Against                        Against
       Directors' remuneration

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

4.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange on which the securities
       of the Company may be listed and recognized
       by the Securities and Futures Commission of
       Hong Kong and the Stock Exchange for this purposes,
       subject to and in accordance with all applicable
       laws and the Rule Governing the Listing of
       Securities on the Stock Exchange, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or the Companies Ordinance (Charter
       32 of the law of Hong Kong) to be held]

5.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares of the Company
       and to make or grant offers, agreements and
       options [including bonds, warrants and debentures,
       notes and any other securities which carry
       rights to subscribe for and are convertible
       into shares of the Company] during the relevant
       period, subject to and in accordance with all
       applicable laws and the requirements of the
       Listing Rules, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       issued share capital of the Company; the aggregate
       nominal amount of share capital allotted or
       to be allotted or agreed conditionally or unconditionally
       to be allotted, [whether pursuant to an option
       or otherwise] and issued by the Directors or
       otherwise than pursuant to i) a rights issue
       [as specified]; ii) an issue of shares of the
       Company upon the exercise of conversion rights
       under the terms of any warrants, debentures
       and notes issued by the Company or any securities
       which are convertible into shares of the Company;
       iii) the exercise of any options under the
       Share Option Scheme of the Company or similar
       arrangement for the time being adopted for
       the grant or issue of shares or rights to acquire
       shares of the Company; iv) any scrip dividend
       or similar arrangement providing for the allotment
       and issue of the shares of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or the Companies Ordinance (Charter
       32 of the law of Hong Kong) to be held]

6.     Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       4 and 5, the aggregate nominal amount of the
       share capital of the Company which are repurchased
       by the Company under the authority granted
       to the Directors as mentioned in Resolution
       4 shall be added to the aggregate nominal amount
       of the share capital that may be allotted or
       agreed conditionally or unconditionally to
       be allotted by the Directors pursuant to Resolution
       5

7.     Approve, that subject to and conditional upon             Mgmt          For                            For
       the Listing Committee of the Stock Exchange
       granting the approval of the listing of, and
       permission to deal in, any shares of the Company
       which may be issued pursuant to the exercise
       of any options under the existing Share Option
       Scheme of the Company adopted on 18 SEP 2002
       and amended on 29 AUG 2003 [the Scheme], the
       refreshment of the Scheme and any other Share
       Option Scheme[s] of the Company [if any], up
       to 10% of the number of the ordinary shares
       of the Company in issue as at the date of the
       passing of this Resolution [Refreshed Limit];
       and authorize any Director to do all such acts
       and execute such document to effect the Refreshed
       Limit

S.8    Amend the Articles 153, 154, and 155 of the               Mgmt          For                            For
       Articles of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 GOLDBOND GROUP HOLDINGS LIMITED                                                             Agenda Number:  701358839
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1082K172
    Meeting Type:  EGM
    Meeting Date:  28-Sep-2007
          Ticker:
            ISIN:  HK0172012327
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the entering into of the               Mgmt          Abstain                        Against
       Conditional Loan Agreement dated 15 AUG 2007
       [the Loan Agreement], as specified, between
       Perfect Honour Limited [Perfect Honour], a
       wholly-owned subsidiary of the Company, as
       lender and Rongzhong Group Limited [Rongzhong
       BVI], a 51% subsidiary of the Company as at
       the date hereof, as borrower, whereby Perfect
       Honour has conditionally agreed to grant a
       revolving loan facility of up to HKD 500 million
       to Rongzhong BVI upon the terms and subject
       to the conditions therein contained and approve
       the performance of the transactions contemplated
       thereunder; and authorize any one Director
       of the Company for and on behalf of the Company
       to do all acts and things and execute and deliver
       all documents whether under the common seal
       of the Company or otherwise as may be necessary,
       desirable or expedient to carry out or to give
       effect to any or all transactions contemplated
       under the Loan Agreement

2.     Approve and ratify the entering into of the               Mgmt          Abstain                        Against
       Conditional Agreement for sale and purchase
       dated 15 AUG 2007 [the S&P Agreement], as specified,
       between, inter alia, Yong Hua International
       Limited [the Vendor] as vendor and Perfect
       Honour as purchaser, whereby the Vendor has
       conditionally agreed to sell, and Perfect Honour
       has conditionally agreed to purchase 5,200,000
       ordinary shares of USD 1 each in the capital
       of Rongzhong BVI, representing 20% of the entire
       issued share capital of Rongzhong BVI as at
       the date of the S&P Agreement, at the consideration
       of HKD 135 million [the Consideration], upon
       the terms and subject to the conditions therein
       contained and approve the issue of the zero
       coupon convertible note in the principal amount
       of HKD 135 million [the Convertible Note] by
       the Company in full settlement of the Consideration,
       the allotment and issue of the shares of the
       Company upon exercise of the rights attached
       to the Convertible Note and the performance
       of the transactions contemplated under the
       S&P Agreement; and authorize any one Director
       of the Company for and on behalf of the Company
       to do all acts and things and execute and deliver
       all documents whether under the common seal
       of the Company or otherwise as may be necessary,
       desirable or expedient to carry out or to give
       effect to any or all transactions contemplated
       under the S&P Agreement




--------------------------------------------------------------------------------------------------------------------------
 GOLDBOND GROUP HOLDINGS LIMITED                                                             Agenda Number:  701376130
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1082K172
    Meeting Type:  EGM
    Meeting Date:  22-Oct-2007
          Ticker:
            ISIN:  HK0172012327
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the entering into the conditional      Mgmt          Abstain                        Against
       loan agreement dated 05 SEP 2007 [the First
       Loan Agreement], as specified, between, inter
       alia, Famous Apex Limited [Famous Apex], a
       wholly-owned subsidiary of the Company, as
       lender and Poly Sanhao as borrower, whereby
       Famous Apex has conditionally agreed to grant
       a term loan of RMB 100 million to Poly Sanhao
       upon the terms and subject to the conditions
       therein contained, and approve the performance
       of the transactions contemplated thereunder;
       the entering into the conditional loan agreement
       dated 05 SEP 2007 [the Second Loan Agreement],
       as specified, between Famous Apex as lender
       and Worldpro International Investment Limited
       [Worldpro] as borrower, whereby Famous Apex
       has conditionally agreed to grant a term loan
       of RMB 15 million to Worldpro upon the terms
       and subject to the conditions therein contained,
       and the performance of the transactions contemplated
       thereunder; and authorize any 1 Director of
       the Company for and on behalf of the Company
       to do all acts and things and execute and deliver
       all documents whether under the common seal
       of the Company or otherwise as may be necessary,
       desirable or expedient to carry out or to give
       effect to any or all transactions contemplated
       under the First Loan Agreement and the Second
       Loan Agreement




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701559873
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  23-May-2008
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare the payment of a final dividend of HK             Mgmt          For                            For
       35cents per share

3a.    Re-elect Mr. Lo Kai Shui as a Director                    Mgmt          For                            For

3.b    Re-elect Mr. Cheng Hoi Chuen, Vincent as a Director       Mgmt          Against                        Against

3.c    Re-elect Ms. Madam Law Wai Duen as a Director             Mgmt          For                            For

3.d    Re-elect Mr. Kan Tak Kwong as a Director                  Mgmt          Against                        Against

4.     Approve to fix a maximum number of Directors              Mgmt          For                            For
       at 15 and authorize the Directors to appoint
       additional Directors up to such maximum number

5.     Approve to fix a fee of HKD 120,000 per annum             Mgmt          For                            For
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2008

6.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix their remuneration

7.a    Authorize the Directors of the Company [Directors]        Mgmt          For                            For
       to purchase or repurchase the shares of the
       Company [Shares] during the relevant period
       the aggregate nominal amount of shares which
       may be purchased or repurchased by the Company
       on the Stock Exchange of Hong Kong Limited,
       or on any other Stock Exchange on which the
       shares may be Listed and recognized for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on share
       repurchases, pursuant to this resolution, shall
       not exceed 10% of the aggregate nominal amount
       of the shares in issue at the date of passing
       this resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda [as amended] [or any other
       applicable Law of Bermuda] to be held]

7.b    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such power, generally
       and unconditionally as specified in this resolution
       to make or grant offers, agreements and options
       which might require the exercise of such power,
       during and after the end of the relevant period;
       shall not exceed 20% of the aggregate nominal
       amount of the shares in issue at the date of
       passing this resolution plus [if the Directors
       are so authorized by a separate ordinary resolution
       of the Members of the Company] the aggregate
       nominal amount of shares purchased or repurchased
       by the Company subsequent to the passing of
       this resolution [up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution], otherwise than pursuant to (i)
       a rights issue, (ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares,
       (iii) any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries or any other
       participants of such option scheme or arrangement
       of shares or rights to acquire shares or (iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Bye-laws of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       [as amended] [or any other applicable Law of
       Bermuda] to be held]

7.c    Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to Resolution 7.B as
       specified in respect of the share capital of
       the Company referred to such resolution




--------------------------------------------------------------------------------------------------------------------------
 GUANGSHEN RY LTD                                                                            Agenda Number:  701407923
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2930P108
    Meeting Type:  EGM
    Meeting Date:  27-Dec-2007
          Ticker:
            ISIN:  CNE100000379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the revision of the annual cap for the            Mgmt          No vote
       FYE 31 DEC 2007 in relation to the continuing
       connected transactions under the comprehensive
       services agreement dated 15 NOV 2004 entered
       into between the Company and Guangzhou Railway
       Group Yang Cheng Railway Industrial Company
       from RMB 260 million to RMB 389 million; and,
       authorize any one Director of the Company to
       do all such further acts and things and execute
       all such further documents and take all such
       steps as he or she may consider necessary,
       desirable or expedient to Implement and/or
       give effect to such revision

2.     Approve and ratify the comprehensive services             Mgmt          No vote
       agreement dated 05 NOV 2007 entered into between
       the Company and Guangzhou Railway (Group) Company
       [the 'New GR Comprehensive Services Agreement',
       the continuing connected transactions referred
       to therein, together with the proposed annual
       caps in relation to the continuing connected
       transactions for each of the 3 financial years
       ending 31 DEC 2010; and authorize any one Director
       of the Company, to do all such further acts
       and things and execute all such further documents
       and take all such steps as he or she may consider
       necessary, desirable or expedient to implement
       and/or give effect to the terms of the New
       GR Comprehensive Services Agreement, the related
       continuing connected transactions and/or the
       annual caps

3.     Approve and ratify the conditional comprehensive          Mgmt          No vote
       services agreement dated 05 NOV 2007 entered
       into between the Company and Guangzhou Railway
       Group Yang Cheng Railway Industrial Company
       [the 'New YC Comprehensive Services Agreement',
       the continuing connected transactions referred
       to therein, together with the proposed annual
       caps in relation to the continuing connected
       transactions for each of the 3 financial years
       ending 31 DEC 2010; and, authorize any one
       Director of the Company to do all such further
       acts and things and execute all such further
       documents and take all such steps as he or
       she may consider necessary, desirable or expedient
       to implement and/or give effect to the terms
       of the New YC Comprehensive Services Agreement,
       the related continuing connected transactions
       and/or the annual caps

4.     Approve and ratify the conditional comprehensive          Mgmt          No vote
       services agreement dated 05 NOV 2007 entered
       in to between the Company and Guangshen Railway
       Enterprise Development Company [the 'New GS
       Comprehensive Services Agreement', the continuing
       connected transactions referred to therein,
       together with the proposed annual caps in relation
       to the continuing connected transactions for
       each of the 3 financial years ending 31 DEC
       2010; and, authorize any one Director of the
       Company, to do all such further acts and things
       and execute all such further documents and
       take all such steps as he or she may consider
       necessary, desirable or expedient to implement
       and/or give effect to the terms of the New
       GS Comprehensive Services Agreement, the related
       continuing connected transactions and/or the
       annual caps




--------------------------------------------------------------------------------------------------------------------------
 GUANGSHEN RY LTD                                                                            Agenda Number:  701575699
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2930P108
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2008
          Ticker:
            ISIN:  CNE100000379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the work report of the Board          Mgmt          For                            For
       of Directors of the Company for 2007

2.     Receive and approve the work report of the Supervisory    Mgmt          For                            For
       Committee of the Company for 2007

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company for 2007

4.     Approve the profits distribution of the Company           Mgmt          For                            For
       for 2007

5.     Approve the budget of the Company for 2008                Mgmt          For                            For

6.     Appoint Deloitte Touche Tohmastu Certified Public         Mgmt          For                            For
       Accountants Limited as the PRC Auditor to the
       Company for 2008 and authorize the Board of
       Directors and the Supervisory Committee to
       determine its remuneration

7.     Appoint PricewaterhouseCoopers as the International       Mgmt          For                            For
       Auditor to the Company for 2008 and authorize
       the Board of Directors and the Supervisory
       Committee to determine its remuneration

8.     Approve the 'Rules for the implementation of              Mgmt          For                            For
       Cumulative Voting of Guangshen Railway Company
       Limited'

       PLEASE NOTE THAT FOR THE BELOW RESOLUTION REGARDING       Non-Voting    No vote
       ELECTION OF DIRECTORS, YOU MAY VOTE THE SHARE
       AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE
       SHARE POSITION BY THE NUMBER OF DIRECTORS THAT
       WILL BE ELECTED TO THE BOARD, WHICH IS 6 IN
       THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS
       HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU.

9.1    Elect Mr. He Yuhua as the Non-Independent Director        Mgmt          For                            For
       of the 5th session of the Board of Directors
       of the Company

9.2    Elect Mr. Cao Jianguo as the Non-Independent              Mgmt          For                            For
       Director of the 5th session of the Board of
       Directors of the Company

9.3    Elect Mr. Wu Houhui as the Non-Independent Director       Mgmt          For                            For
       of the 5th session of the Board of Directors
       of the Company

9.4    Elect Mr. Yu Zhiming as the Non-Independent               Mgmt          For                            For
       Director of the 5th session of the Board of
       Directors of the Company

9.5    Elect Mr. Yang Yiping as the Non-Independent              Mgmt          For                            For
       Director of the 5th session of the Board of
       Directors of the Company

9.6    Elect Mr. Liu Hai as the Non-Independent Director         Mgmt          For                            For
       of the 5th session of the Board of Directors
       of the Company

       PLEASE NOTE THAT FOR THE BELOW RESOLUTION REGARDING       Non-Voting    No vote
       ELECTION OF DIRECTORS, YOU MAY VOTE THE SHARE
       AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE
       SHARE POSITION BY THE NUMBER OF DIRECTORS THAT
       WILL BE ELECTED TO THE BOARD, WHICH IS 3 IN
       THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS
       HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU.

10.1   Elect Mr. Wilton Chau Chi Wai as the Independent          Mgmt          For                            For
       Director of the 5th session of the Board of
       Directors of the Company

10.2   Elect Mr. Dai Qilin as the Independent Director           Mgmt          For                            For
       of the 5th session of the Board of Directors
       of the Company

10.3   Elect Mr. Li Yuhui as the Independent Director            Mgmt          For                            For
       of the 5th session of the Board of Directors
       of the Company

       PLEASE NOTE THAT FOR THE BELOW RESOLUTION REGARDING       Non-Voting    No vote
       ELECTION OF DIRECTORS, YOU MAY VOTE THE SHARE
       AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE
       SHARE POSITION BY THE NUMBER OF DIRECTORS THAT
       WILL BE ELECTED TO THE BOARD, WHICH IS 4 IN
       THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS
       HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU.

11.1   Elect Mr. Yao Muming as the Supervisor [representative    Mgmt          For                            For
       for the shareholders] of the 5th session of
       the Supervisory Committee of the Company

11.2   Elect Mr. Wang Jianping as the Supervisor [representative Mgmt          For                            For
       for the shareholders] of the 5th session of
       the Supervisory Committee of the Company

11.3   Elect Mr. Li Zhiming as the Supervisor [representative    Mgmt          For                            For
       for the shareholders] of the 5th session of
       the Supervisory Committee of the Company

11.4   Elect Mr. Chen Shaohong as the Supervisor [representative Mgmt          For                            For
       for the shareholders] of the 5th session of
       the Supervisory Committee of the Company

12.    Approve the remuneration and allowance package            Mgmt          For                            For
       for the 5th session of the Board of Directors
       of the Company

13.    Approve the remuneration and allowance package            Mgmt          For                            For
       for the 5th session of the Supervisory Committee
       of the Company

14.    Approve the 'Decision Making System concerning            Mgmt          For                            For
       the connected transactions of the Guangshen
       Railway Company Limited'

15.    Approve the 'Investment Management Policy of              Mgmt          For                            For
       the Guangshen Railway Company Limited'

E.16   Approve the 'Rules of Procedures of the General           Mgmt          For                            For
       Meetings of the Guangshen Railway Company Limited'

E.17   Approve the 'Rules of Procedures of the meeting           Mgmt          For                            For
       of the Board of Directors of the Guangshen
       Railway Company Limited'

E.18   Approve the 'Rules of Procedures of the Supervisory       Mgmt          For                            For
       Committee meeting of the Guangshen Railway
       Company Limited'

E.19   Approve the proposed 'Amendments to the Articles          Mgmt          For                            For
       of Association' [as specified]




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU INVESTMENT COMPANY LIMITED                                                        Agenda Number:  701329573
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2931U106
    Meeting Type:  EGM
    Meeting Date:  06-Aug-2007
          Ticker:
            ISIN:  HK0123000694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Funding Arrangements and the Repayment        Mgmt          Abstain                        Against
       Arrangements as contemplated under the Loan
       Agreement dated 29 JUN 2007 [the Loan Agreement]
       entered into, among others, the Company, GZI
       Transport [Holdings] Limited [GZI Transport
       [Holdings]] and the 4 subsidiaries as specified,
       ratify and approve the execution, delivery
       and performance by the Company of the Loan
       Agreement; and authorize the Directors of the
       Company [the Directors] to do on behalf of
       the Company whatever they may consider necessary,
       desirable or expedient for the purposes of,
       or in connection with, the performance and
       implementation of the Loan Agreement and generally
       to do all acts and deeds and execute all agreements
       and documents required or contemplated under
       the Loan Agreement or otherwise to make such
       amendments thereto as the Directors may consider
       necessary, desirable or expedient

2.     Approve the Underwriting Agreement dated 29               Mgmt          Abstain                        Against
       JUN 2007 [the Underwriting Agreement] entered
       into, among others, the Company and GZI Transport
       Limited [GZI Transport] in relation to the
       appointment of the Company to act as the underwriter
       of the Open Offer by GZI Transport, as specified,
       ratify and approve the execution, delivery
       and , performance by the Company of the Underwriting
       Agreement; and authorize the Directors of the
       Company to do on behalf of the Company whatever
       they may Consider necessary, desirable or expedient
       for the purposes of, or in connection with,
       the performance and implementation of the Underwriting
       Agreement and generally to do all acts and
       deeds and execute all agreements and documents
       required or contemplated under the Underwriting
       Agreement or otherwise to make such amendments
       thereto as the Directors may consider necessary,
       desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU INVESTMENT COMPANY LIMITED                                                        Agenda Number:  701330160
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2931U106
    Meeting Type:  EGM
    Meeting Date:  06-Aug-2007
          Ticker:
            ISIN:  HK0123000694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, conditional upon the Listing          Mgmt          Abstain                        Against
       Committee of The Stock Exchange of Hong Kong
       Limited approving the listing of and granting
       permission to deal in 26,594,762 ordinary shares
       of HKD 0.10 each in the share capital of the
       Company to be issued to Yue Xiu Enterprises
       [Holding] Limited [or its nominee] [the Supreme
       Eagle Consieration Shares] under the Sale and
       Purchase Agreement dated 09 JUL 2007 entered
       into among the Company, Yue Xiu Enterprises
       [Holdings] Limited and Success Hill Holdings
       Limited [the Supreme Eagle SP Agreement] [as
       specified], and the transactions contemplated
       therein, including but not limited to: a) the
       acquisition of the entire issued share capital
       of Supreme Eagle Trading Limited and the shareholder's
       loan which is due and owing by Supreme Eagle
       Trading Limited to Yue Xiu Enterprises [Holding]
       Limited; and b) the issue and allotment of
       the Supreme Eagle Consideration Shares; and
       authorize the Directors of the Company to do
       all such further acts and things and execute
       further documents and take all steps which
       may be in their opinion necessary, desirable
       or expedient to implement and/or give effect
       to the terms of the Supreme Eagle SP Agreement
       and the transactions contemplated thereunder

2.     Approve and ratify, conditional upon the Listing          Mgmt          Abstain                        Against
       Committee of The Stock Exchange of Hong Kong
       Limited approving the listing of and granting
       permission to deal in 70,984,419 ordinary shares
       of HKD 0.10 each in the share capital of the
       Company to be issued to Yue Xiu International
       Development Limited and Yue Xiu Enterprises
       [Holding] Limited [or their nominees] [the
       Lucken Consideration Shares] under the Sale
       and Purchase Agreement dated 09 JUL 2007 entered
       into among the Company, Yue Xiu Enterprises
       [Holdings] Limited, Yue Xiu International Development
       Limited and Success Hill Holdings Limited [the
       Lucken SP Agreement] [as specified] and the
       transactions contemplated therein, including
       but not limited to: a) the acquisition of the
       entire issued share capital of Lucken Limited
       and the loan which is due and owing by Lucken
       Limited to Yue Xiu Enterprises [Holdings] Limited;
       and b) the issue and allotment of the Lucken
       Consideration Shares; and authorize the Directors
       of the Company, to do all such further acts
       and things and execute further documents and
       take all steps which may be in their opinion
       necessary, desirable or expedient to implement
       and/or give effect to the terms of the Lucken
       SP Agreement and the transactions contemplated
       thereunder

3.     Approve and ratify, conditional upon the Listing          Mgmt          Abstain                        Against
       Committee of The Stock Exchange of Hong Kong
       Limited approving the listing of and granting
       permission to deal in 159,420,819 ordinary
       shares of HKD 0.10 each in the share capital
       of the Company to be issued to Hi-Wall Battery
       Industry Co., Ltd. [or its nominee] [the Property
       Consideration Shares] under the Sale and Purchase
       Agreement dated 09 JUL 2007 entered into among
       the Company, Hi-Watt Battery Industry Co.,
       Ltd. and Glory Mission Development Limited
       [the Property Acquisition Agreement] [as specified],
       and the transactions contemplated therein,
       including but not limited to: a) the acquisition
       of the property situation at Hi- Watt Industrial
       Building, 21 Tung Yuen Street, Yau Tong, Kowloon,
       Hong Kong, excluding ground floor and 1st floor
       of Block A; and b) the issue and allotment
       of the Property Consideration Shares; and authorize
       the Directors of the Company, to do all such
       further acts and things and execute further
       documents and take all steps which may be in
       their opinion necessary, desirable or expedient
       to implement and/or give effect to the terms
       of the Property Acquisition Agreement and the
       transactions contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 GUANGZHOU INVESTMENT COMPANY LIMITED                                                        Agenda Number:  701462450
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2931U106
    Meeting Type:  EGM
    Meeting Date:  03-Mar-2008
          Ticker:
            ISIN:  HK0123000694
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, a conditional CTMP Facilities         Mgmt          No vote
       and Fixtures Lease Agreement [the CTMP Facilities
       Lease Agreement] entered into between Guangzhou
       Paper Company Ltd. [GZ Paper], an indirect
       subsidiary of the Company and Guangzhou Paper
       Holdings Limited [GZ Paper Holdings] on 24
       JAN 2008 [as specified], pursuant to which
       GZ Paper Holdings agreed to lease certain facilities
       and fixtures relating to Chemico-Thermomechanical
       Pulping to GZ Paper and all the transactions
       contemplated under the CTMP Facilities Lease
       Agreement and authorize the Directors of GZ
       Paper to do all such acts and things and execute
       all such documents as they may in their absolute
       discretion consider necessary or desirable
       to give effect to the CTMP Facilities Lease
       Agreement and the transactions contemplated
       thereby or incidental thereto

2.     Approve and ratify, a conditional Wastewater              Mgmt          No vote
       Treatment Facilities and Fixtures Lease Agreement
       [the Wastewater Treatment Facilities Lease
       Agreement] entered into between GZ Paper and
       GZ Paper Holdings on 24 JAN 2008 [as specified],
       pursuant to which GZ Paper Holdings agreed
       to lease certain facilities and fixtures relating
       to Wastewater Treatment to GZ Paper and all
       the transactions contemplated under the Wastewater
       Treatment Facilities Lease Agreement and authorize
       the Directors of GZ Paper to do all such acts
       and things and execute all such documents as
       they may in their absolute discretion consider
       necessary or desirable to give effect to the
       Wastewater Treatment Facilities Lease Agreement
       and the transactions contemplated thereby or
       incidental thereto

3.     Approve and ratify, a Supplemental Lease Contract         Mgmt          No vote
       [the Supplemental Lease Contract] entered into
       between GZ Paper and GZ Paper Holdings on 24
       JAN 2008 in relation to certain amendments
       to the lease contract dated 17 OCT 2002 [the
       Original Lease Contract, together with the
       Supplemental Lease Contract, the Lease Contract]
       [as specified] entered into between GZ Paper
       Holdings and GZ Paper pursuant to which GZ
       Paper Holdings leases certain land, workshops
       and ancillary buildings located at No. 40,
       Guangzhi Road, Haizhu District, Guangzhou,
       the People's Republic of China to GZ Paper
       for a term of 20 years and all the transactions
       contemplated under the Supplemental Lease Contract
       and authorize the Directors of GZ Paper to
       do all such acts and things and execute all
       such documents as they may in their absolute
       discretion consider necessary or desirable
       to give effect to the Lease Contract and the
       transactions contemplated thereby or incidental
       thereto

4.     Approve the maximum aggregate annual capital              Mgmt          No vote
       of RMB 626.32 million [approximately HKD 673.46
       million] for the lease of certain facilities
       and fixtures under the CTMP Facilities Lease
       Agreement and the Wastewater Treatment Facilities
       Lease Agreement, the lease of certain land,
       workshops and ancillary buildings under the
       Lease Contract and the supply of certain utilities
       under the utilities supply contract dated 17
       OCT 2002, as specified




--------------------------------------------------------------------------------------------------------------------------
 GZI REAL ESTATE INVESTMENT TRUST                                                            Agenda Number:  701456077
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2971R104
    Meeting Type:  EGM
    Meeting Date:  26-Feb-2008
          Ticker:
            ISIN:  HK0405033157
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, pursuant to Clause 19.2 (e)(ii) of               Mgmt          No vote
       the Trust Deed constituting GZI REIT dated
       7 DEC 2005 [Trust Deed] entered into between
       HSBC Institutional Trust Services [Asia] Limited,
       as trustee of GZI REIT [Trustee] and GZI REIT
       Asset Management Limited, as the manager of
       GZI REIT [Manager], for the investment policy,
       strategy and objective for GZI REIT to be amended
       so as to permit investment in real estate in
       the PRC [including Hong Kong and Macau]; and
       authorize the Manager, any Director of the
       Manager and the Trustee each to complete and
       do or cause to be done all such acts and things
       [including executing all such documents as
       may be required] as the Manager, such Director
       of the Manager or the Trustee, as the case
       may be, may consider expedient or necessary
       or in the interests of GZI REIT to give effect
       to the matters resolved as specified

S.2    Amend Clause 7.6, 1.1, pursuant to Clause 36.1            Mgmt          No vote
       of the Trust Deed as specified; authorize the
       Manager, any Director of the Manager and the
       Trustee each to complete and do or cause to
       be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Clauses 1.1 and 7.6 of the Trust
       Deed

S.3    Amend Clause 9.2, pursuant to Clause 36.1 of              Mgmt          No vote
       the Trust Deed as specified; authorize the
       Manager, any director of the Manager and the
       Trustee each to complete and do or cause to
       be done all such acts and things [including
       executing all such documents as may be required
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Clause 9.2 of the Trust Deed

S.4    Amend Schedule 1, pursuant to Clause 36.1 of              Mgmt          No vote
       the Trust Deed, as specified; authorize the
       Manager, any Director of the Manager and the
       Trustee each to complete and do or cause to
       be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Schedule 1 to the Trust Deed

S.5    Approve; a) pursuant to Clause 36.1 of the Trust          Mgmt          No vote
       Deed, the paragraph 2.2 of Schedule 1 to the
       Trust Deed to be deleted in its entirety and
       replaced with the text [as specified]; b) authorize
       the Manager, any Director of the Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to paragraph 2.2 of Schedule 1
       to the Trust Deed

S.6    Approve; a) pursuant to Clause 36.1 of the Trust          Mgmt          No vote
       Deed, the Clause 7.5 of the to the Trust Deed
       to be deleted in its entirety and replaced
       with the text [as specified]; b) authorize
       the Manager, any Director of the Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Clause 7.5 of the Trust Deed

S.7    Approve; a) pursuant to Clause 36.1 of the Trust          Mgmt          No vote
       Deed, the Clause 15.1(e) of the Trust Deed
       to be deleted in its entirety and replaced
       with the text [as specified]; and b) authorize
       the Manager, any Director of the Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Clause 15.1(e) of the Trust
       Deed

S.8    Amend; a) pursuant to Clause 36.1 of the Trust            Mgmt          No vote
       Deed, the Clause 15.2 of Trust Deed by inserting
       the new paragraph immediately after Clause
       15.2(e): [as specified]; and b) authorize the
       Manager, any Director of the Manager and the
       Trustee each to complete and do or cause to
       be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Clause 15.2 of the Trust Deed

S.9    Approve ; a) pursuant to Clause 36.1 of the               Mgmt          No vote
       Trust Deed, the Clauses 19.5(a) and 19.5(b)
       of the Trust Deed to be deleted in their entirety
       and replaced with the text [as specified];
       and b) authorize the Manager, any Director
       of the Manager and the Trustee each to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the Manager, such Director
       of the Manager or the Trustee, as the case
       may be, may consider expedient or necessary
       or in the interests of GZI REIT to give effect
       to the above amendments in relation to Clauses
       19.5(a) and 19.5(b) of the Trust Deed

S.10   Approve: (a) pursuant to Clause 36.1 of the               Mgmt          No vote
       Trust Deed, the Clause 24.11(d) of the Trust
       Deed to be deleted in their entirety and replaced
       with the text as specified; and [b] authorize
       the Manager, any Director of the Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Clause 24.11(d) of the Trust
       Deed

S.11   Approve: (a) pursuant to Clause 36.1 of the               Mgmt          No vote
       Trust Deed, the Clause 24.11(d) of the Trust
       Deed to be deleted in their entirety and replaced
       with the text as specified; and [b] authorize
       the Manager, any Director of the Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Clause 24.11(d) of the Trust
       Deed

S.12   Approve: (a) pursuant to Clause 36.1 of the               Mgmt          No vote
       Trust Deed, Clause 20.4 of the Trust Deed to
       be deleted in its entirety and replaced with
       the text as [specified]; and [b] authorize
       the Manager, any Director of the Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Clause 20.4 of the Trust Deed

S.13   Amend: (a) pursuant to Clause 36.1 of the Trust           Mgmt          No vote
       Deed, the Clause 9 Trust Deed by inserting
       the new point below immediately after Clause
       9.4 of the Trust Deed [as specified]; and [b]authorize
       the Manager, any director of the Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Clauses 9, 11.6, 11.14, 23(a)
       and 28.2 of the Trust Deed

S.14   Approve: (a) pursuant to Clause 36.1 of the               Mgmt          No vote
       Trust Deed, (c) of the definition of Authorised
       Investments in Clause 1.1 of the Trust Deed
       to be deleted in its entirety and replaced
       with the text [as specified]; and [b] authorize
       the Manager, any Director of the Manager and
       the Trustee each to complete and do or cause
       to be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the above amendments
       in relation to Clause 1.1 of the Trust Deed

1.     Approve the acquisition by GZI REIT [through              Mgmt          No vote
       HSBC Institutional Trust Services (Asia) Limited,
       in its capacity as trustee of GZI REIT [the
       Trustee] the entire issued share capital and
       the shareholder loans of Metrogold Development
       Limited which together with, holds Guangzhou
       Jieyacheng Properties Company Limited which
       in turn holds approximately 72.3% [based on
       Total Floor Area] of Yue Xiu Neo Metropolis
       Plaza [the New Property] as specified dated
       04 FEB 2008 [the Circular] and on the terms
       and conditions set out in the conditional sale
       and purchase agreement dated 14 JAN 2008 [Agreement]
       and entered into by Guangzhou Investment [China
       Property] Company Limited [the Vendor], Guangzhou
       Investment Company Limited [as the guarantor
       of the Vendor], the purchaser [as trustee of
       GZI REIT] and the Manager, and for payment
       of all fees and expenses relating to such acquisition;
       GZI REIT Asset Management Limited, in its capacity
       as the Manager of GZI REIT [the Manager], to
       issue 65,972,687 new units in GZI REIT [the
       Consideration Units] to the Vendor or its nominated
       person at HKD 3.08 per unit as partial payment
       of the consideration for the said acquisition
       on the terms and conditions set out in the
       Agreement; and authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do or cause to be done all such acts and
       things [including executing all such documents
       as may be required] as the Manager, such Director
       of the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interests of GZI REIT to give effect
       to each of the acquisition and the issue of
       the Consideration Units in connection with
       the acquisition

2.     Approve to increase the annual caps for leasing           Mgmt          No vote
       transactions and the Tenancy Services Agreements
       related transactions [as specified]; appoint
       Guangzhou Yicheng Property Management Limited
       [Property Manager] to manage the common areas
       in the new property which relevant property
       Management Agreement(s) were entered into in
       the ordinary and usual course of business,
       on normal commercial terms and based on market
       pricing, as the tenants in the new property
       pay the property Management fees to the Property
       Manager, no caps are required in respect of
       such property Management fees; the extension
       of the Initial Waiver Period for the connected
       party transactions in relation to the leasing
       transactions, property Management arrangements
       for existing properties and Tenancy Services
       Agreements related transactions for a period
       up to and including 31 DEC 2010; and authorize
       the Manager, any Director of the Manager and
       the Trustee to complete and do or cause to
       be done all such acts and things [including
       executing all such documents as may be required]
       as the Manager, such Director of the Manager
       or the Trustee, as the case may be, may consider
       expedient or necessary or in the interests
       of GZI REIT to give effect to the matters resolved
       upon in sub-paragraphs (a), (b) and (c) of
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 GZI REAL ESTATE INVESTMENT TRUST                                                            Agenda Number:  701553249
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2971R104
    Meeting Type:  AGM
    Meeting Date:  13-May-2008
          Ticker:
            ISIN:  HK0405033157
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the audited financial statements of               Mgmt          For                            For
       GZI REIT together with Auditors' report for
       the year ended 31 DEC 2007

2.     Appoint the Auditors of GZI REIT and approve              Mgmt          For                            For
       the fixing of their remuneration




--------------------------------------------------------------------------------------------------------------------------
 HARBIN PWR EQUIP LTD                                                                        Agenda Number:  701449250
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30683109
    Meeting Type:  EGM
    Meeting Date:  07-Mar-2008
          Ticker:
            ISIN:  CNE1000003C0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint Mr. Wang Zhi-sen as a Supervisor of               Mgmt          No vote
       the Company




--------------------------------------------------------------------------------------------------------------------------
 HENGAN INTERNATIONAL GROUP CO LTD                                                           Agenda Number:  701539213
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4402L128
    Meeting Type:  AGM
    Meeting Date:  13-May-2008
          Ticker:
            ISIN:  KYG4402L1288
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Hui Lin Chit as a Director                   Mgmt          For                            For

3.ii   Re-elect Mr. Loo Hong Sing Vincent as a Director          Mgmt          Against                        Against

3.iii  Re-elect Mr. Chan Henry as a Director                     Mgmt          For                            For

3.iv   Re-elect Ms. Ada Ying Kay Wong as a Director              Mgmt          For                            For

3.V    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the remuneration their
       remuneration

5.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the Company
       [including the making and granting of offers,
       agreements and options which might require
       shares to be allotted, during and after the
       relevant period, otherwise than pursuant to
       aa) a rights issue where shares are offered
       to shareholders on a fixed record date in proportion
       to their then holdings of shares; bb) the exercise
       of rights of subscription under the terms of
       any warrants or other securities issued by
       the company carrying a right to subscribe or
       purchase shares of the Company cc) the exercise
       of options granted under any share option scheme
       adopted by the Company; or dd) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend in accordance with the Articles of
       Association of the Company, the aggregate nominal
       amount of the shares allotted shall not exceed
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or within which the
       next AGM of the Company is required by any
       applicable law or the Articles of Association
       of the Company to be held]

6.     Authorize the Directors during the relevant               Mgmt          For                            For
       period of all the powers of the Company to
       purchase shares of HKD 0.10 each in the capital
       of the Company including any form of depositary
       receipt representing the right to receive such
       shares [Shares] and the aggregate nominal amount
       of Shares which may be purchased pursuant and
       shall not exceed or represent more than 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this Resolution, and the said approval
       shall be limited accordingly; and relevant
       period from the date of the passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or within which the next AGM of the Company
       is required by any applicable law or the Articles
       of Association of the Company to be held]

7.     Approve to extend the general mandate referred            Mgmt          Against                        Against
       to in Resolution 5 granted to the Directors
       of the Company to allot, issue and deal with
       any additional shares of the Company pursuant
       to Resolution 5, by an amount representing
       the aggregate nominal amount of the share capital
       purchased by the Company pursuant to Resolution
       6, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 HUANENG POWER INTERNATIONAL INC                                                             Agenda Number:  701582644
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y3744A105
    Meeting Type:  EGM
    Meeting Date:  24-Jun-2008
          Ticker:
            ISIN:  CNE1000006Z4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the acquisition of 100% equity interests          Mgmt          For                            For
       in SinoSing Power Pte Limited held by China
       Huaneng Group, including the Transfer Agreement
       entered into between the Company and China
       Huaneng Group and the transaction as contemplated
       thereby




--------------------------------------------------------------------------------------------------------------------------
 HUTCHISON WHAMPOA LTD                                                                       Agenda Number:  701556055
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38024108
    Meeting Type:  AGM
    Meeting Date:  22-May-2008
          Ticker:
            ISIN:  HK0013000119
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the statement of audited accounts and             Mgmt          For                            For
       reports of the Directors and the Auditors for
       the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Li Tzar Kuoi, Victor as a Director           Mgmt          For                            For

3.2    Re-elect Mr. Fok Kin-ning, Canning as a Director          Mgmt          For                            For

3.3    Re-elect Mr. Kam Hing Lam as a Director                   Mgmt          Against                        Against

3.4    Re-elect Mr. Holger Kluge as a Director                   Mgmt          For                            For

3.5    Re-elect Mr. Wong Chung Hin as a Director                 Mgmt          For                            For

4.     Appoint the Auditors and authorize the Directors          Mgmt          For                            For
       to fix the Auditor's remuneration

5.1    Approve a general mandate given to the Directors          Mgmt          Against                        Against
       to issue and dispose of additional ordinary
       shares of the Company not exceeding 20% of
       the existing issued ordinary share capital
       of the Company

5.2    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period, to repurchase ordinary
       shares of HKD 0.25 each in the capital of the
       Company in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited or of any other stock
       exchange, not exceeding 10% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue at the date of this
       resolution; and [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       Law to be held]

5.3    Approve, the general granted to the Directors             Mgmt          Against                        Against
       to issue and dispose of additional ordinary
       shares pursuant to Ordinary Resolution Number
       1, to add an amount representing the aggregate
       nominal amount of the ordinary share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Ordinary
       Resolution Number 2, provided that such amount
       shall not exceed 10% of the aggregate nominal
       amount of the issued ordinary share capital
       of the Company at the date of this resolution

6.1    Approve, with effect from the conclusion of               Mgmt          Against                        Against
       the meeting at which this resolution is passed,
       the rules of the Share Option Plan adopted
       in 2004 by Partner Communications Company Limited
       [Partner, an indirect non-wholly owned subsidiary
       of the Company held through Hutchison Telecommunications
       International Limited [HTIL], whose shares
       are listed on the Tel-Aviv Stock Exchange with
       the American depositary shares quoted on US
       NASDAQ] [copy of which has been produced to
       the meeting and marked A]

6.2    Approve the shareholders of HTIL whose shares             Mgmt          Against                        Against
       are listed on the main board of The Stock Exchange
       of Hong Kong Limited and New York Stock Exchange,
       Including; i) the existing plan mandate limit
       in respect of the granting of options to subscribe
       for shares in Partner [the Partner Shares]
       under the Share Option Plans of partner be
       refreshed and renewed to the extent and provided
       that the total number of partner shares which
       may be allotted and issued pursuant to the
       exercise of the options to be granted under
       the 2004 Partner Share Option Plan as defined
       in the circular to shareholders of the Company
       dated 24 APR 2008 [excluding options previously
       granted, outstanding, cancelled, lapsed or
       exercised under all Share Option Plans of Partner]
       shall be increased by 8,142,000 Partner Shares;
       and ii) to amend the 2004 Partner Share Option
       Plan by increasing the total number of partner
       shares reserved for issuance upon exercise
       of options to be granted under the 2004 Partner
       Share Option Plan by 8,142,000 Partner shares

6.3    Approve, with effect from the conclusion of               Mgmt          Against                        Against
       the meeting at which this resolution is passed,
       the amendments to the 2004 Partner Share Option
       Plan as specified, and approve the same by
       the shareholders of Partner and HTIL subject
       to such modifications of the relevant amendments
       to the 2004 Partner Share Option Plan as the
       Directors of the Company may consider necessary,
       taking into account the requirements of the
       relevant regulatory authorities, including
       without limitation, The Stock Exchange of Hong
       Kong Limited, and authorize the Directors to
       do all such acts and things as may be necessary
       to carry out such amendments and [if any] modifications
       into effect

7.1    Approve the downward adjustment to the exercise           Mgmt          Against                        Against
       price of the HTIL Share Options [as defined
       in the circular to shareholders of the Company
       dated 24 APR 2008 [the Circular] outstanding
       and unvested at the date of payment of the
       HTIL transaction special dividend [as defined
       in the Circular] on a dollar-for-dollar basis

7.2    Approve the HTIL Share Option Terms change,               Mgmt          Against                        Against
       under which, inter alia, downward adjustment
       to the exercise price of the share options
       granted but not exercised as at the date of
       each payment of special dividend by HTIL shall
       be made by an amount which the HTIL Directors
       consider as reflecting the impact such payment
       will have or will likely to have on the trading
       prices of the ordinary shares of HTIL, provided
       that inter alia, a) the amount of the downward
       adjustment shall not exceed the amount of such
       special dividend to be paid; b) such adjustment
       shall take effect on the date of payment by
       HTIL of such special dividend; and c) the adjusted
       exercise price of the share options shall not,
       in any case, be less than the nominal value
       of the ordinary shares of HTIL

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA                                                     Agenda Number:  701361470
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10024
    Meeting Type:  EGM
    Meeting Date:  26-Oct-2007
          Ticker:
            ISIN:  CN000A0LB420
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1A   Approve the Sale and Purchase Agreement dated             Mgmt          For                            For
       29 AUG 2007 [the Sale and Purchase Agreement]
       entered into among Industrial and Commercial
       Bank of China Limited [ICBC] as the purchaser
       and Sociedade de Turismo e Diversoes de Macau,
       S.A. and Mr. Huen Wing Ming, Patrick as the
       sellers [collectively the Sellers], pursuant
       to which ICBC [or its nominees] agree to acquire:
       (i) an aggregate of 119,900 ordinary shares
       in Seng Heng Bank Limited [representing 79.9333%
       of the total issued share capital of Seng Heng
       Bank Limited] from the sellers and (ii) the
       200 shares in Seng Heng Capital Asia Limited
       [a subsidiary of Seng Heng Bank Limited] held
       by Dr. Ho Hung Sun, Stanley and Mr. Huen Wing
       Ming, Patrick for a cash consideration of MOP
       4,683,311,229.44, and all transactions contemplated
       thereunder

S.1B   Approve the Shareholders' Agreement to be entered         Mgmt          For                            For
       into among ICBC, Mr. Huen Wing Ming, Patrick
       and Seng Heng Bank Limited, pursuant to which,
       among other things, certain rights, including
       a put option over 30,100 ordinary shares of
       Seng Heng Bank Limited, are granted to Mr.
       Huen Wing Ming, Partrick and a call option
       over the same shares is granted to ICBC, and
       all the transactions contemplated thereunder;
       and that the Shareholders' Agreement be executed
       upon the completion of the acquisition under
       the Sale and Purchase Agreement




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  701406527
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  13-Dec-2007
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

s.1    Approve the implementation and subscription               Mgmt          No vote
       agreement dated 25 OCT 2007 [the Implementation
       Agreement] and entered into between Industrial
       and Commercial Bank of China Limited [ICBC]
       and Standard Bank Group Limited [SBG], pursuant
       to which, ICBC agreed to acquire ordinary shares
       in SBG representing 20% of the enlarged issued
       ordinary share capital of SBG at completion
       of the transaction under the Implementation
       Agreement and as enlarged pursuant to such
       transaction [the Enlarged Share Capital], which
       will be implemented by way of an inter-conditional
       acquisition by means of a scheme of arrangement
       in respect of a number of ordinary shares in
       SBG representing 10% of the Enlarged Share
       Capital and a subscription by ICBC of a number
       of new ordinary shares in SBG representing
       10% of the Enlarged Share Capital for a cash
       consideration of CNY 104.58 per ordinary share
       of SBG and CNY 136 per ordinary share of SBG,
       respectively; the relationship agreement dated
       25 OCT 2007 [the Relationship Agreement] and
       entered into between ICBC and SBG as specified,
       and all transactions contemplated under the
       Implementation Agreement and the Relationship
       Agreement and the authorization by Directors
       to Management of ICBC to make such appropriate
       amendments to the Implementation Agreement
       and the Relationship Agreement in accordance
       with comments from regulatory authorities




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  701599512
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2008
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 469092 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the 2007 report of the Board of Directors         Mgmt          For                            For
       of the Bank

2.     Approve the 2007 report of the Board of Supervisors       Mgmt          For                            For
       of the Bank

3.     Approve the Bank's 2007 audited accounts                  Mgmt          For                            For

4.     Approve the Bank's 2007 Profit Distribution               Mgmt          For                            For
       Plan

5.     Approve the Bank's 2008 fixed assets investment           Mgmt          For                            For
       budget

6.     Re-appoint Ernst & Young as International Auditors        Mgmt          For                            For
       of the Bank for 2008 and Ernst & Young Hua
       Ming as the Domestic Auditors of the Bank for
       2008 and authorize the Board of Directors of
       the Bank to fix their remuneration

7.     Authorize the Board of Directors of the Bank              Mgmt          Against                        Against
       to deal with matters relating to the purchase
       of Directors', Supervisors' and Officers' liability
       insurance

8.     Appoint Mr. Zhao Lin as a Supervisor of the               Mgmt          For                            For
       Bank

9.     Approve to increase the proposed level of external        Mgmt          For                            For
       donations for the YE 31 DEC 2008 and authorize
       the Board of Directors of the Bank for supporting
       the areas affected by the Wenchuan Earthquake
       on 12 MAY 2008

       To listen to the report on the implementation             Non-Voting    No vote
       of the Rules of authorization to the Board
       of Directors of the Bank by the Shareholders




--------------------------------------------------------------------------------------------------------------------------
 JIANGXI COPPER CO LTD                                                                       Agenda Number:  701439665
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4446C100
    Meeting Type:  EGM
    Meeting Date:  19-Feb-2008
          Ticker:
            ISIN:  CNE1000003K3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve: [a] the H-Share Appreciation Rights              Mgmt          No vote
       Scheme of Jiangxi Copper Company Limited with
       summary of the terms as specified; [b] to authorize
       the Board of Directors of the Company [the
       Board] to grant the share appreciation rights,
       representing the rights conferred to relevant
       members of the Directors and Senior Management
       of the Company to receive stipulated earnings
       from the increase in share price of H-share
       of the Company, subject to specific timeframe
       and conditions, in accordance with the Share
       Appreciation Rights Scheme and the relevant
       legal requirements [the Share Appreciation
       Rights]; [c] to authorize the Board to make
       corresponding adjustments in accordance with
       the rules and methods set out in the Share
       Appreciation Rights Scheme in the event that
       adjustments to the offer prices or number of
       the Share Appreciation Rights are necessary
       due to the changes in the ordinary share capital
       structure of the Company or other similar reason
       arising from, inter alia, share issue, share
       allotment, dividend or share reduction; [d]
       to amend the Share Appreciation Rights Scheme,
       and to decide and formulate any matters relating
       to the Share Appreciation Rights Scheme within
       the scope applicable to the Share Appreciation
       Rights Scheme; [e] to authorize the Board to
       proceed with the examination, registration,
       filing, approval and consent procedures with
       relevant government authorities; to sign, execute,
       amend and complete documents to be submitted
       to relevant government authorities, organizations
       and individuals; and to do all acts, matters
       and things deemed necessary, appropriate or
       expedient in relation to the Share Appreciation
       Rights Scheme




--------------------------------------------------------------------------------------------------------------------------
 JIANGXI COPPER CO LTD                                                                       Agenda Number:  701462070
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4446C100
    Meeting Type:  CLS
    Meeting Date:  20-Mar-2008
          Ticker:
            ISIN:  CNE1000003K3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 443952 DUE TO RECEIVE OF PAST RECORD DATE
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1.1  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Issuance size

S.1.2  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Issuance price

S.1.3  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Issuance target

S.1.4  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       method of issuance and arrangement of placing
       to existing shareholders

S.1.5  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Term of the bonds

S.1.6  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Interest rate of the bonds with warrants

S.1.7  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Term and method of repayment for principal
       and interest

S.1.8  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Term of redemption

S.1.9  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Guarantee

S1.10  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Term of the warrants

S1.11  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Conversion period of the warrants

S1.12  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Proportion of exercise rights for the warrants

S1.13  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Exercise price of the warrants

S1.14  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Adjustment of the exercise price of the warrants

S1.15  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Use of proceeds from the proposed issuance

S1.16  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Validity of the resolution

S1.17  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       Meeting for holders of the bonds

S1.18  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the approval from the relevant
       Governmental authorities in the PRC upon application:
       authorize the Board of Directors or the Committee
       of the Directors as may be appointed by the
       Board of Directors to complete the specific
       matters of the proposed issuance.




--------------------------------------------------------------------------------------------------------------------------
 JIANGXI COPPER CO LTD                                                                       Agenda Number:  701477297
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4446C100
    Meeting Type:  EGM
    Meeting Date:  20-Mar-2008
          Ticker:
            ISIN:  CNE1000003K3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 445540 DUE TO ADDITIONAL OF RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1.1  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Issuance size

S.1.2  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Issuance price

S.1.3  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Issuance target

S.1.4  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: method of issuance
       and arrangement of placing to existing shareholders

S.1.5  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Term of the bonds

S.1.6  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Interest rate
       of the bonds with warrants

S.1.7  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Term and method
       of repayment for principal and interest

S.1.8  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Term of redemption

S.1.9  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Guarantee

S1.10  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Term of the warrants

S1.11  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Conversion period
       of the warrants

S1.12  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Proportion of
       exercise rights for the warrants

S1.13  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Exercise price
       of the warrants

S1.14  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Exercise price
       of the warrants

S1.15  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Use of proceeds
       from the proposed issuance

S1.16  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Validity of the
       resolution

S1.17  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: Meeting for holders
       of the bonds

S1.18  Approve to issue the Renminbi Bonds with warrants         Mgmt          No vote
       to be issued in the People's Republic of China
       (PRC) and shell be implemented subsequent to
       granting of the relevant governmental authorities
       in the PRC upon application: authorize the
       Board of Directors or the Committee of the
       Directors as may be appointed by the Board
       of Directors to complete the specific matters
       of the proposed issuance.

S.2    Approve and ratify the Acquisition Agreement              Mgmt          No vote
       entered into between the Company and Jiangxi
       Copper Corporation [JCC] dated 22 JAN 2008
       [as specified], pursuant to which JCC agreed
       to sell and the Company agreed to purchase
       the aggregate consideration of RMB 2,143,070,000
       [subject to adjustment] [the Agreement]: i]
       100% equity interest of the [Jiangxi Copper
       Corporation Yinshan Mining Company Limited];
       ii] 100% equity interest of the [Jiangxi Copper
       Corporation Dongtong Mining Company Limited];
       iii] 100% equity interest of the [Jiangxi Copper
       Corporation [ Dexing ] Waste Metal Recycle
       Company Limited]; iv] 100% equity interest
       of the [Jiangxi Copper Corporation [Dexing]
       Gangue Recycle Company Limited]; v] 100% equity
       interest of the [Jiangxi Copper Corporation
       Exploration Company Limited]; vi] 100% equity
       interest of [Jiangxi Copper Corporation [Dexing]
       New Mining Technology Development Company Limited];
       vii] 100% equity interest of the [Jiangxi Copper
       Corporation [Guixi] New Materials Company Limited];
       viii] 98.89% equity interest of [Jiangxi Copper
       Corporation Copper Products Company Limited];
       ix] 75% equity interest of the [Jiangxi Copper
       Yates Copper Foil Company Limited]; x] 51%
       equity interest of the [Jiangxi Copper Taiyi
       Special Electrical Materials Company Limited];
       xi] 75% equity interest of [Jiangxi Copper
       Leongchang Precise Pipe Company]; xii] 100%
       equity interest of the [Jiangxi Copper Corporation
       Xiamen Trading Company]; xiii] 100% equity
       interest of the [Hangzhou Tongxin Company Limited];
       xiv] 100% equity interest of the [Shanghai
       Jiangxi Copper International Shipping Agency
       Limited Company]; xv] 100% equity interest
       of [Jiangxi Copper Corporation [Dexing] Construction
       Company Limited]; xvi] 100% equity interest
       of [Jiangxi Copper Corporation Machinery Foundry
       Company Limited]; xvii] 100% equity interest
       of [Jiangxi Copper Corporation [Guixi] Logistics
       Company Limited]; xviii] 100% equity interest
       of the [Jiangxi Copper Corporation [Guixi]
       New Metallurgical and Chemical Technology Company
       Limited]; xix] 100% equity interest of the
       [Jiangxi Copper Corporation [Guixi] Metallurgical
       and Chemical Engineering Company Limited];
       xx] 100% equity interest of the [Jiangxi Copper
       Corporation [Qianshan] Industrial Trade Company
       Limited]; xxi] 100% equity interest of the
       [Jiangxi Copper Corporation [Qianshan] Mine
       Engineering Company Limited]; xxii] 100% equity
       interest of [Jiangxi Copper Corporation Jing
       Hang Engineering Company Limited]; xxiii] 100%
       equity interest of the [Jiangxi Copper Corporation
       [Ruichang] Transportation Company Limited];
       xxiv] 46% equity interest of the [Jinrui Futures
       Agency Company Limited] xxv]; 45% equity interest
       of the [Jiangxi Copper Corporation Finance
       Company Limited]; xxvi] the mining right of
       Yinshan Mine; xxvii] the mining right of Dongtong
       Mine; xxviii] the assets, liabilities and related
       business including assets, liabilities and
       related business for smelting and refining
       of blister copper, sourcing of raw material,
       production service, provision of management
       function and others which are related to the
       business operation of the Company and its subsidiaries
       and the Targets; and authorize the Directors
       of the Company on behalf of the Company to
       sign, seal, execute, perfect, deliver and do
       all such documents, deeds, acts, matters and
       things as they may in their discretion consider
       necessary or desirable or expedient for the
       purpose of or in connection with the Agreement
       and to make and agree such variations of a
       non-material nature in or to the terms of the
       Agreement as they may in their discretion consider
       to be desirable and in the interests of the
       Company

3.1.1  Approve the feasibility report for the use of             Mgmt          No vote
       proceeds from the issue of Bonds with Warrants
       as specified and the proceeds from the issue
       of bonds with Warrants will be: approximately
       RMB 2,140,000,000 for the acquisition of Targets
       as specified

3.1.2  Approve the feasibility report for the use of             Mgmt          No vote
       proceeds from the issue of Bonds with Warrants
       as specified and the proceeds from the issue
       of bonds with Warrants will be: approximately
       RMB 4,660,000,000 for the repayment of the
       Company's outstanding borrowings from financial
       institutions

3.2.1  Approve the feasibility report for the use of             Mgmt          No vote
       proceeds from the issue of Bonds with Warrants
       as specified and the proceeds from the issue
       of bonds with Warrants will be: approximately
       RMB 2,580,000,000 for the expansion and upgrading
       of mining technology facility for Dexing Copper
       Mine

3.2.2  Approve the feasibility report for the use of             Mgmt          No vote
       proceeds from the issue of Bonds with Warrants
       as specified and the proceeds from the issue
       of bonds with Warrants will be: approximately
       RMB 1,300,000,000 for acquisition of shares
       of Northern Peru Copper Corp

3.2.3  Approve the feasibility report for the use of             Mgmt          No vote
       proceeds from the issue of Bonds with Warrants
       as specified and the proceeds from the issue
       of bonds with Warrants will be: approximately
       RMB 1,200,000,000 for tender for the exploration
       rights of Aynak Copper Mine and development

3.2.4  Approve the feasibility report for the use of             Mgmt          No vote
       proceeds from the issue of Bonds with Warrants
       as specified and the proceeds from the issue
       of bonds with Warrants will be: approximately
       RMB 1,720,000,000 for working capital purposes;
       and authorize the Directors of the Company
       to do all things and acts and sign all documents
       which they consider desirable or expedient
       to implement or give effect to any matters
       relating to or in connection with the feasibility
       report

4.     Approve the report prepared by the Company on             Mgmt          No vote
       use of previous proceeds of the Company [as
       specified]

5.     Approve the subscription of the bonds with warrants       Mgmt          No vote
       by Jiangxi Copper Corporation for an amount
       of not more than RMB 3,198,720,000

6.     Approve the waiver for Jiangxi Copper Corporation         Mgmt          No vote
       from its obligations




--------------------------------------------------------------------------------------------------------------------------
 JIANGXI COPPER CO LTD                                                                       Agenda Number:  701551827
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y4446C100
    Meeting Type:  AGM
    Meeting Date:  06-Jun-2008
          Ticker:
            ISIN:  CNE1000003K3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the year 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2007

3.     Approve the audited financial statements and              Mgmt          For                            For
       the Auditors' report of the Company for the
       year 2007

4.     Approve the distribution of profit of the Company         Mgmt          For                            For
       for the year 2007

5.     Approve the resignation of Mr. Kang Yi as a               Mgmt          For                            For
       Independent Non-Executive Director of the Company
       and authorize any one executive Director to
       sign all documents, agreements and to do all
       such acts and things to give effect to such
       matters

6.     Appoint the Mr. Wu Jianchang as a Independent             Mgmt          For                            For
       Non-Executive Director of the Company to hold
       office until the AGM Of the Company for the
       YE 31 DEC 2008 and authorize any 1 Executive
       Director of the Company to enter in to service
       on behalf of the Company with Mr. Wu Jianchang
       on and subject to such terms and conditions
       as the Board of Directors of the Company shall
       think fit and to do such acts and things to
       give effect to such matters

7.     Approve the resignation of Mr. Wang Maoxian               Mgmt          For                            For
       as a Supervisor representing the shareholders
       of the Company and authorize any 1 Executive
       Director of the Company to sign all documents,
       agreements and to do all such acts and things
       to give effect to such matters

8.     Appoint Mr. Wu Jimeng as a Supervisor representing        Mgmt          For                            For
       the shareholders of the Company to hold office
       until the date of the AGM Of the Company for
       the YE 31 DEC 2008 and authorize any 1 Executive
       Director of the Company to enter in to service
       on behalf of the Company with Mr. Wu Jimeng
       on and subject to such terms and conditions
       as the Board of Directors of the Company shall
       think fit and to do such acts and things to
       give effect to such matters

9.     Appoint the Mr. Liu Qianming as a Supervisor              Mgmt          For                            For
       of the Company to hold office until the AGM
       Of the Company for the YE 31 DEC 2008 and authorize
       any 1 Executive Director of the Company to
       enter in to service contract on behalf of the
       Company with Mr. Liu Qianming on and subject
       to such terms and conditions as the Board of
       Directors of the Company shall think fit and
       to do such acts and things to give effect to
       such matters

10.    Appoint Ernst & Young Hua Ming and Ernst & Young          Mgmt          For                            For
       as the Company's Domestic Auditors and International
       Auditors for the year 2008 and authorize the
       Board of Directors of the Company to determine
       their remunerations and any one Executive Director
       of the Company to enter into the service agreement
       and any other related document with Ernst &
       Young Hua Ming and Ernst & Young

S.11   Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       subject to the limitations imposed by this
       resolution and in accordance with the Rules
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited [the Listing
       Rules], the Company Law of the People's Republic
       of China [the Company Law], and other applicable
       rules and regulations of the People's Republic
       of China [the PRC] [in each case as amended
       from time to time], to allot and issue new
       overseas foreign listed shares of the Company
       [H Shares] on such terms and conditions as
       the Board of Directors may determine and that,
       in the exercise of their power to allot and
       issue shares, the authority of the Board of
       Directors shall include [without limitation]:
       i) the determination of the number of the H
       Shares to be issued; ii) the determination
       of the issue price of the new H Shares; iii)
       the determination of the opening and closing
       dates of the issue of new H Shares; iv) the
       determination of the number of new H Shares
       [if any] to be issued to the existing shareholders;
       v) the making or granting offers, agreements
       and options which might require the exercise
       of such powers; upon the exercise of the powers
       pursuant to this resolution, during and after
       the relevant period, the aggregate nominal
       amount of the H Shares to be allotted or conditionally
       or unconditionally agreed to be allotted and
       issued [whether pursuant to the exercise of
       options or otherwise] by the Board of Directors
       pursuant to the authority granted under this
       resolution [excluding any shares which may
       be allotted and issued upon the conversion
       of the capital reserve fund into capital in
       accordance with the Company Law or the Articles
       of Association of the Company] shall not exceed
       20% of the aggregate nominal amount of the
       H Shares in issue as at the date of passing
       of this resolution; the Board of Directors
       of the Company in exercising the mandate granted
       under this resolution shall i) comply with
       the Company Law, other applicable laws and
       regulations of the PRC, the Listing Rules and
       the rules of the stock exchanges and regulation
       authority of the relevant places where the
       shares of the Company are listed [in each case,
       as amended from time to time] and ii) be subject
       to the approval of the China Securities Regulatory
       Commission and relevant authorities of the
       PRC; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       12 months from the date of passing of the resolution];
       and the Board of Directors shall, subject to
       the relevant approvals being obtained from
       the relevant authorities and to the compliance
       with the Company Law and other applicable laws
       and regulations of the PRC, increase the Company's
       registered share capital corresponding to the
       relevant number of shares allotted and issued
       upon the exercise of the mandate given pursuant
       to this resolution; authorize the Board, subject
       to the Listing Committee of The Stock Exchange
       of Hong Kong Limited granting listing of, and
       permission to deal in, the H shares of the
       Company's share capital proposed to be issued
       by the Company and to the approval of the China
       Securities Regulatory Commission for the issue
       of shares being granted, to amend, as it may
       deem appropriate and necessary, the Articles
       of Association of the Company to reflect the
       change in the share capital structure of the
       Company in the event of an exercise of the
       authority granted under this resolution to
       allot and issue new H Shares; authorize any
       2 Directors to sign the necessary documents,
       complete the necessary procedures and take
       other necessary steps to complete the allotment
       and issue and listing of the new H Shares




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701539035
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  06-May-2008
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.i    Re-elect Mr. Wong Siu Kong as a Director                  Mgmt          For                            For

3.ii   Re-elect Mr. Ho Shut Kan as a Director                    Mgmt          For                            For

3.iii  Re-elect Mr. So Hing Woh  as a Director                   Mgmt          Against                        Against

4.     Approve to fix the Directors' fees [including             Mgmt          For                            For
       the fees payable to members of the Audit and
       Remuneration Committees ]

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors of the Company
       to fix its remuneration

6.A    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       share capital of the Company and make or grant
       offers, agreements, options and other rights,
       or issue warrants and other securities including
       bonds, debentures and notes convertible into
       shares of the Company during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing of this
       resolution and [if the Directors of the Company
       are so authorized by a separate ordinary resolution
       of the shareholders of the Company] the nominal
       amount of any share capital repurchased by
       the Company subsequent to the passing of this
       resolution [up to a maximum equivalent to 10%
       of the aggregate nominal amount of the issued
       share capital of the Company], otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of any option under any share option scheme
       or similar arrangement; or iii) any scrip dividend
       or similar arrangement; or iv) any adjustment,
       after the date of grant or issue of any options,
       rights to subscribe or other securities referred
       to the above, in the price at which shares
       in the Company shall be subscribed, and/or
       in the number of shares in the Company which
       shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with or as contemplated by the terms of such
       options, rights to subscribe or other securities;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose during the relevant period,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       as at the date of passing of this resolution;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiry
       of the period within which the next AGM of
       the Company is required by the Bye-laws of
       the Company or any other applicable laws of
       Bermuda to be held]

6.C    Approve, conditional upon the passing of Resoltion        Mgmt          Against                        Against
       No. 6B, to extend the general mandate granted
       to the Directors of the Company [pursuant to
       Resolution No. 6A or otherwise], conditional
       upon the passing of Resolution 6.B, to allot
       shares by the addition to the aggregate nominal
       amount of the share capital which may be allotted
       or agreed to be allotted by the Directors of
       the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital repurchased by
       the Company pursuant to Resolution 6.B




--------------------------------------------------------------------------------------------------------------------------
 KINGBOARD CHEMICAL HOLDINGS LTD                                                             Agenda Number:  701413798
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52562140
    Meeting Type:  EGM
    Meeting Date:  10-Dec-2007
          Ticker:
            ISIN:  KYG525621408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Revised Annual Caps [such terms               Mgmt          No vote
       shall have the meaning as specified] and authorize
       any Directors of the Company to do, approve
       and transact all such acts and things as they
       may in their discretion consider necessary
       or desirable in connection therewith




--------------------------------------------------------------------------------------------------------------------------
 LI NING COMPANY LTD                                                                         Agenda Number:  701535506
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5496K124
    Meeting Type:  AGM
    Meeting Date:  09-May-2008
          Ticker:
            ISIN:  KYG5496K1242
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditor
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend and a special dividend           Mgmt          For                            For
       for the YE 31 DEC 2007 to the Shareholders
       of the Company

3.A.I  Re-elect Mr. Stuart Schonberger as a Non-Executive        Mgmt          For                            For
       Director

3.AII  Re-elect Mr. Chu Wah Hui as a Non-Executive               Mgmt          For                            For
       Director

3AIII  Re-elect Mr. James Chun-Hsien Wei as a Non-Executive      Mgmt          For                            For
       Director

3.AIV  Re-elect Mr. Chan Chung Bun, Bunny as a Independent       Mgmt          For                            For
       Non-Executive Director

3.B    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the Directors' remuneration

4.     Re-appoint Messrs. PricewaterhouseCoopers, Certified      Mgmt          For                            For
       Public Accountants, as the Auditor of the Company
       and authorize the Board of the Directors of
       the Company to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       Company and make or grant offers, agreements
       and options or warrants which would or might
       require the exercise of such powers during
       and after the relevant period, shall not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of the passing of this resolution
       and the said mandate shall be limited accordingly
       otherwise than pursuant to: i) a rights issue
       [as specified]; or ii) any option scheme or
       similar arrangement for the time being adopted
       by the Company for the purpose of granting
       or issuing shares or rights to acquires shares
       of the Company to the Directors, the Officers
       and/or employees of the Company and/or any
       of its subsidiaries; or iii) any scrip dividend
       or similar arrangement pursuant to the Articles
       of Association of the Company from time to
       time; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Company's Articles of Association or any applicable
       law to be held]

6.     Authorize the Directors of the Company, to exercise       Mgmt          For                            For
       during the relevant period [as specified] all
       the powers of the Company to repurchase or
       otherwise acquire shares of HKD 0.10 each in
       the capital of the Company in accordance with
       all applicable laws and the requirements of
       the Rule Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited,
       provided that the aggregate nominal amount
       of shares so repurchased or otherwise acquired
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Company's articles of association or any
       applicable law to be held]

7.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolution 5 and 6 as specified, the aggregate
       nominal amount of the shares which are repurchased
       or otherwise acquired by the Company pursuant
       to the Resolution 6 shall be added to the aggregate
       nominal amount of the shares which may be issued
       pursuant to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 LIANHUA SUPERMARKET HOLDINGS CO LTD                                                         Agenda Number:  701453576
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5279F102
    Meeting Type:  EGM
    Meeting Date:  17-Mar-2008
          Ticker:
            ISIN:  CNE1000003P2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend Article 3 of the Articles of Association            Mgmt          No vote
       of the Company [the 'Articles of Association']
       as specified

S.2    Amend Article 15 of the Articles of Association           Mgmt          No vote
       of the Company [the 'Articles of Association']
       as specified




--------------------------------------------------------------------------------------------------------------------------
 LINGBAO GOLD COMPANY LTD                                                                    Agenda Number:  701313532
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y52794107
    Meeting Type:  EGM
    Meeting Date:  10-Aug-2007
          Ticker:
            ISIN:  CNE1000001H3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Company to issue Short-term Corporate       Mgmt          For                            For
       Bonds [the Short-term Bonds] in the PRC with
       a principal amount of up to RMB 580,000,000
       for a term of 365 days; authorize the Chairman
       [the Chairman] of the Board of Directors of
       the Company [the Board] or any person authorized
       by the Chairman to determine and finalize the
       terms and conditions of any relevant matters
       in relation to the proposed Short-term Bond
       issue based on the needs of the Company and
       the market conditions at the time of the issuance,
       including determining and finalizing the final
       principal amount and interest rates of the
       Short-term Bonds; and authorize the Board to
       execute all necessary documents, to conduct
       appropriate information disclosures and/or
       to do all such things and acts as are considered
       necessary or expedient and in the interests
       of the Company for the purpose of effecting
       or otherwise in connection with its proposed
       Short-term Bond issue or any matter incidental
       thereto




--------------------------------------------------------------------------------------------------------------------------
 MAANSHAN IRON & STEEL CO LTD                                                                Agenda Number:  701440290
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5361G109
    Meeting Type:  EGM
    Meeting Date:  19-Feb-2008
          Ticker:
            ISIN:  CNE1000003R8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the supplementation of Mr. Hui Zhigang            Mgmt          No vote
       as a Director of the 5th session of the Board
       of Directors of Maanshan Iron and Steel Company
       Limited




--------------------------------------------------------------------------------------------------------------------------
 MAANSHAN IRON & STEEL CO LTD                                                                Agenda Number:  701566599
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5361G109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2008
          Ticker:
            ISIN:  CNE1000003R8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the work report of the Board of Directors         Mgmt          For                            For
       for the year 2007

2.     Approve the work report of the Supervisory Committee      Mgmt          For                            For
       for the year 2007

3.     Approve the audited financial statements for              Mgmt          For                            For
       the year 2007

4.     Approve the profit appropriation for the year             Mgmt          For                            For
       2007

5.     Appoint Ernst & Young Hua Ming and Ernst & Young          Mgmt          For                            For
       as the Company's Auditors for the year 2008
       and authorize the Directors to determine the
       remuneration of the Auditors

6.     Approve the Companys late-stage structural adjustment     Mgmt          For                            For
       planning of the Eleventh Five-year Plan taking
       into account the environment-friendly relocation
       of Magang [Hefei] Iron & Steel Company Limited
       [Magang Hefei Company], with a total investment
       amount of RMB 19,975 million of this amount,
       fixed asset investment amounts to RMB 18,157
       million and liquidity reserves amount to RMB
       893 million. Major items in the planning include
       the construction of principal and ancillary
       operating systems such as two 50-hole 7m large-capacity
       coke furnaces, one 450m2 sinter machine, one
       5,000m3 blast furnace, one 300t converter,
       one 1,580mm hot rolling machine, one 1,550mm
       cold rolling machine and two hot galvanising
       units, as well as one 153.3 MW CCPP power generation
       unit, at the Company headquarters at the Magang
       Hefei Company, projects such as a 1,700mm cold
       rolling plant and a construction plate processing
       and delivery centre will be constructed. The
       construction period for the plannings projects
       is 2 years the planning is subject to approval
       by the relevant State authorities




--------------------------------------------------------------------------------------------------------------------------
 MAN SANG INTERNATIONAL LTD                                                                  Agenda Number:  701328470
--------------------------------------------------------------------------------------------------------------------------
        Security:  G57946116
    Meeting Type:  AGM
    Meeting Date:  01-Aug-2007
          Ticker:
            ISIN:  BMG579461168
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the reports of the Directors          Mgmt          For                            For
       and the Auditors and the audited financial
       statements for the YE 31 MAR 2007

2.     Declare a final dividend for YE 31 MAR 2007               Mgmt          For                            For

3.A.1  Re-elect Mr. Kiu Wai Ming, Kenneth as a Director          Mgmt          For                            For

3.A.2  Re-elect Mr. Lau Chi Wah, Alex as a Director              Mgmt          For                            For

3.B    Authorize the Directors of the Company to fix             Mgmt          Against                        Against
       the Directors remuneration

4.     Appoint the Auditors of the Company and authorize         Mgmt          For                            For
       the Directors of the Company to fix their remuneration

5.A    Authorize the Directors, to allot, issue and              Mgmt          Against                        Against
       deal with additional share[s] of HKD 0.10 each
       in the capital of the Company [the Shares]
       and to make or grant offers, agreements and
       options [including warrants, bonds, debentures,
       notes and other securities which carry rights
       to subscribe for or are convertible into shares
       of the Company] during the relevant period,
       which would or might require the exercise of
       such powers not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company otherwise than pursuant to:
       a) a rights issue [as specified]; or b) an
       issue of shares upon the exercise of the subscription
       rights attaching to any warrants, bonds, debentures,
       notes and other securities of the Company which
       carry rights to subscribe for or are convertible
       into shares of the Company which may be issued
       by the Company form time to time; or C) an
       issue of shares of the Company under any option
       scheme or similar arrangement for the time
       being adopted by the Company and/or rights
       to acquire shares of the Company; or d) any
       scrip dividend scheme or similar arrangement
       providing for the allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares in accordance with the Bye-Laws of
       the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required to
       be held by the Bye-Laws of the Company or he
       Companies Act 1981 of Bermuda or any other
       applicable laws to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company on The Stock Exchange
       of Hong Kong Limited [Stock Exchange] or any
       other stock exchange on which the shares of
       the Company may be listed and is recognized
       by the Securities and Futures Commission and
       the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and/or the requirements of the listing rules
       or of any other stock exchange as amended from
       time to time, during the relevant period, shall
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required to be held by the Bye-Laws
       of the Company or any applicable laws to be
       held]

5.C    Approve, conditional upon passing of Resolutions          Mgmt          For                            For
       5A and 5B, the general mandate granted to the
       Directors of the Company and for the time being
       in force to exercise the powers of the Company
       to allot, issue and deal with additional shares
       of the Company pursuant to Resolution 5A be
       extended by the addition to the aggregate nominal
       value of the share capital of the Company which
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       value of the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to Resolution 5B, provided that such
       extended amount shall not exceed 10% of the
       aggregate nominal value of the share capital
       of the Company in issue as at the date of passing
       this Resolution

5.D    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from HKD 150,000,000.00 divided
       into 1,500,000,000 shares of HKD 0.10 each
       to HKD 500,000,000.00 divided into 5,000,000,000
       shares of HKD 0.10 each by the creation of
       3,500,000,000 new shares of HKD 0.10 each ranking
       pari passu in all respects with the existing
       in the capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 MEADVILLE HOLDINGS LTD                                                                      Agenda Number:  701568050
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5946E108
    Meeting Type:  AGM
    Meeting Date:  02-Jun-2008
          Ticker:
            ISIN:  KYG5946E1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements and the reports of the
       Directors and auditors for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.a    Re-elect Mr. Tang Hsiang Chien as a Director              Mgmt          For                            For

3.b    Re-elect Mr. Chung Tai Keung, Canice as a Director        Mgmt          Against                        Against

3.c    Re-elect Ms. Tang Ying Ming, Mai as a Director            Mgmt          Against                        Against

3.d    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       auditors and authorize the Board of Directors
       to fix their remuneration

5.     Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this resolution, and pursuant to the Rules
       Governing the Listing of Securities [the Listing
       Rule] on the Stock Exchange of Hong Kong Limited,
       to allot, issue and deal with additional unissued
       shares in the capital of the Company and to
       make or grant offers, agreements and options
       which will or might require the share of the
       Company to be allotted, issued or disposed
       of during or after the end of the relevant
       period  and the aggregate nominal value of
       the share capital allotted or agreed conditionally
       or unconditionally  during the relevant period,
       not exceeding 20% of the total nominal value
       of the share capital of the Company in issue
       as at the date of the passing of this resolution
       otherwise than pursuant to i) a rights issue;
       or ii) an issue of shares upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or any securities which are
       convertible into shares of the Company; or
       iii) an issue of shares upon the exercise of
       options which may be granted under any option
       scheme or similar arrangement for the time
       being adopted for the issue or grant to officers
       and/or employees of the Company and/or any
       of its subsidiaries or any other person of
       shares or rights to acquire shares of the Company;
       or iv) any scrip dividend schemes or similar
       arrangements providing for the allotment and
       issue of shares in lieu of the whole or part
       of a dividend on shares of the Company in accordance
       with the Memorandum and Articles of Association
       of the Company; and v) a specific authority
       granted by the shareholders of the Company
       in general meeting; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable Laws of the Cayman
       Islands to be held]

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to this resolution, to repurchase shares of
       the Company on the Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or on any other
       stock exchange on which the shares of the Company
       may be listed and which is recognized by the
       Securities and Futures Commission of Hong Kong
       and the Stock Exchange for this purpose, subject
       to and in accordance with all applicable laws
       and/or the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchange as amended from
       time to time not exceeding 10% of the total
       nominal value of the share capital of the Company
       in issue as at the date of the passing of this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Laws of the Cayman Islands
       to be held]

7.     Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       5 and 6, to extend the general mandate granted
       to the Directors to allot, issue and otherwise
       deal with the shares in the capital of the
       Company pursuant to Resolution 5, by an amount
       representing the aggregate nominal amount of
       the share capital repurchased pursuant to Resolution
       6 not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution

S.8    Amend the Article of Association of the Company           Mgmt          For                            For
       as specified




--------------------------------------------------------------------------------------------------------------------------
 ORIENTAL INVESTMENT CORPORATION LTD                                                         Agenda Number:  701312112
--------------------------------------------------------------------------------------------------------------------------
        Security:  G67734106
    Meeting Type:  SGM
    Meeting Date:  10-Jul-2007
          Ticker:
            ISIN:  BMG677341064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the agreement 1 dated 09              Mgmt          Abstain                        Against
       MAY 2007 [the Agreement 1] [as specified] and
       entered into between the Company, Top Wave
       Holdings Limited, a wholly-owned subsidiary
       of the Company, and Top Dragon Asia Limited,
       in relation to the sale and purchase of the
       entire issued share capital and shareholder's
       loans, if any, of Skycosmos Investment Limited,
       for a consideration of HKD 316 million of which
       HKD 107.8 million is to be paid and/or satisfied
       by way of the issue of 154 million new shares
       of the Company at an issue price of HKD 0.70
       per share to Top Dragon Asia Limited or its
       nominee on completion, and HKD 208.2 million
       by cash of which HKD 31.6 million is to be
       paid at the date of entering into Agreement
       1 and HKD 176.6 million to be paid on completion
       and authorize the Directors of the Company
       to implement all transactions referred to in
       the Agreement 1 and to do all such acts and
       things and execute all such documents, in case
       under seal, to do so jointly with either the
       secretary or a second Director of the Company
       or a person appointed by the Board of Directors
       of the Company, which in his or their opinion
       may be necessary, desirable or expedient to
       carry out or to give effect to the Agreement
       1and the arrangements contemplated thereunder

2.     Approve and ratify, the agreement 2 dated 09              Mgmt          Abstain                        Against
       MAY 2007 [the Agreement 2] [as specified] and
       entered into between the Company, Sky Excel
       Group Limited, a wholly-owned subsidiary of
       the Company, and Newlead Limited, in relation
       to the sale and purchase of the entire issued
       share capital and shareholder's loans, if any,
       of Worldtron Limited, for a consideration of
       HKD 122 million of which HKD 42 million is
       to be paid and/or satisfied by way of the issue
       of 60 million new shares of the Company at
       an issue price of HKD 0.70 per share to Newlead
       Limited or its nominee on completion, and HKD
       80 million by cash of which HKD 12.2 million
       is to be paid at the date of entering into
       Agreement 2 and HKD 67.8 million is to be paid
       on completion and authorize the Directors of
       the Company to implement all transactions referred
       to in the Agreement 2 and to do all such acts
       and things and execute all such documents,
       in case under seal, to do so jointly with either
       the secretary or a second Director of the Company
       or a person appointed by the Board of Directors
       of the Company, which in his or their opinion
       may be necessary, desirable or expedient to
       carry out or to give effect to the Agreement
       1and the arrangements contemplated thereunder

3.     Authorize the Directors of the Company to allot,          Mgmt          Abstain                        Against
       issue and deal with shares of the Company as
       approved by the shareholders of the Company
       [the Shareholder(s)] at the SGM of the Company
       held on 27 APR 2007 be revoked [without prejudice
       to any valid exercise of such general mandate
       prior to the passing of this resolution], pursuant
       to the Rules Governing the Listing of Securities
       on the Stock Exchange, to allot, issue and
       deal with unissued shares in the share capital
       of the Company and to make or grant offers,
       agreements and options [including but not limited
       to warrants, bonds and debentures convertible
       into shares of the Company] during and after
       the end of relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company, [whether pursuant to
       an option or otherwise] by the Directors pursuant
       to this resolution, otherwise than pursuant
       to i) a rights issue [as specified]; or ii)
       an issue of shares upon the exercise of the
       subscription rights attaching to any warrants
       which may be issued by the Company from time
       to time; or iii) an issue of shares of the
       Company upon the exercise of options which
       may be granted under the share option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to eligible persons
       of shares of the Company or rights to acquire
       shares of the Company; or iv) any scrip dividend
       scheme or similar arrangement providing for
       the allotment and issue of shares of the Company
       in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Bye-Laws of the Company; and [Authority
       expires at the earlier of the conclusion of
       the next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye-Laws of
       the Company or any applicable Laws of Bermuda
       to be held]




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC BASIN SHIPPING LTD                                                                  Agenda Number:  701408367
--------------------------------------------------------------------------------------------------------------------------
        Security:  G68437139
    Meeting Type:  SGM
    Meeting Date:  29-Nov-2007
          Ticker:
            ISIN:  BMG684371393
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company to allot,          Mgmt          No vote
       issue or otherwise deal with new shares of
       USD 0.10 each in the capital of the Company
       [the Shares] or securities convertible into
       Shares, or options, warrants or similar rights
       to subscribe for any Shares, and to make or
       grant offers, agreements, options and warrants
       during and after the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company otherwise than
       pursuant to Shares issued as a result of a
       Rights Issue [as specified], the exercise of
       the subscription or conversion rights attaching
       to any warrants issued by the Company or the
       exercise of options granted under the Long
       Term Incentive Scheme of the Company or any
       scrip dividend providing for the allotment
       of Shares in lieu of the whole or part of a
       dividend on Shares; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Companies Act 1981 of Bermuda
       or the Company's Bye-Laws to be held]

2.     Approve, subject to the passing of Ordinary               Mgmt          No vote
       Resolution 1 as specified, the aggregate nominal
       amount of the shares of the Company which may
       be purchased or repurchased by the Company
       pursuant to the authority granted to the Directors
       of the Company by Ordinary Resolution 6 passed
       at the AGM be added to the aggregate nominal
       amount of share capital of the Company that
       may be allotted or issued or agreed conditionally
       or unconditionally to be allotted or issued
       by the Directors of the Company pursuant to
       Ordinary Resolution 1 as specified, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  701313493
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883Q104
    Meeting Type:  EGM
    Meeting Date:  10-Aug-2007
          Ticker:
            ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, conditional upon the obtaining of approvals      Mgmt          For                            For
       from the CSRC and other relevant regulatory
       authorities, the allotment and issue of A shares
       by the Company in the PRC by way of public
       offering of new A shares and the specified
       terms and conditions of the A share issue

S.2    Authorize the Board and its attorney, to deal             Mgmt          For                            For
       with matters in relation to the A share issue
       and the listing of A shares including but not
       limited to the following: 1) to implement the
       proposals of the A share issue and the listing
       of A shares in accordance with the laws and
       regulations of the PRC and relevant regulations
       prescribed by the securities regulatory department
       and this resolution; 2) to determine the number
       of A shares to be issued, issue price, method
       of issue, target subscribers, number of A shares
       and the percentage of A shares to be issued
       to the target subscribers, size of the over-allotment
       option and placing ratio, commencement and
       completion timing of the issue, timing of the
       listing and other matters relating to the A
       share issue and the listing of A shares in
       accordance with this resolution and with reference
       to the status of the approval by the CSRC and
       conditions of the PRC securities market; 3)
       upon completion of the A share Issue and the
       listing of A shares, to amend Articles 16 and
       19 of the Articles in accordance with the specific
       circumstances regarding the issue, and to complete
       the relevant formalities such as for the registrations
       of amendments of registered capital and share
       registration with the Administration for Industry
       and Commerce; 4) to decide the respective monetary
       amount to be invested in different projects
       within the approved scope for use of proceeds;
       5) to deal with the preparation work in relation
       to the A share issue and the listing of A shares,
       including without limitation, to apply to the
       relevant regulatory authorities and stock exchanges;
       to sign, execute and implement underwriting
       agreement, listing agreement, sponsors agreement
       and all necessary documents on behalf of the
       Company; and to determine and pay all related
       fees and expenses in connection with the A
       share issue; 6) to undertake or deal with all
       other necessary actions or matters in connection
       with the A share issue and the listing of the
       A shares; 7) the Board proposes to the shareholders'
       meeting to approve the formation of a special
       Board Committee comprising Mr. Jiang Jiemin
       [Director], Mr. Zhou Jiping [Director] and
       Mr. Gong Huazhang [Director]; subject to the
       obtaining of the authorization as mentioned
       above, authorize the Board to further delegate
       its power as mentioned above to this special
       Board Committee for implementation; the authorization
       shall be implemented by endorsement of any
       2 of the Members of the special Board Committee;
       this special Board Committee shall be formed
       from the date this resolution is approved at
       the Shareholders' meeting and will be dissolved
       on the listing date of the A shares on the
       domestic stock exchange in connection with
       the A share issue; and 8) [Authority expires
       at the end of 12 months from the date of the
       passing of this resolution]




--------------------------------------------------------------------------------------------------------------------------
 PETROCHINA CO LTD                                                                           Agenda Number:  701557401
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y6883Q104
    Meeting Type:  AGM
    Meeting Date:  15-May-2008
          Ticker:
            ISIN:  CNE1000003W8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 457087 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

S.1    Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company made in accordance with the
       Company Law of the PRC and the 'Guidelines
       of Articles of Association for Listed Companies'
       issued by the China Securities Regulatory Commission
       set out in Appendix I and authorize the above
       am

2.     Approve the report of the Board of the Company            Mgmt          For                            For
       for the year 2007

3.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the year 2007

4.     Approve the Audited financial statements of               Mgmt          For                            For
       the Company for the year 2007

5.     Approve the declaration and payment of the final          Mgmt          For                            For
       dividends for the YE 31 DEC 2007 in the amount
       and in the manner recommended by the Board

6.     Approve the authorization of the Board to determine       Mgmt          For                            For
       the distribution of interim dividends for the
       year 2008

7.     Approve the continuation of appointment of PricewaterhouseCoopers,Mgmt          For                            For
       Certified Public Accountants, as the international
       Auditors of the Company and PricewaterhouseCoopers
       Zhong Tian CPAs Company Limited, Certified
       Public Accountants, as the domestic Auditors
       of the Company, for the year 2008 and authorize
       the Board of Directors to fix their remuneration

8.a    Elect Mr. Jiang Jiemin as a Director of the               Mgmt          For                            For
       Company

8.b    Elect Mr. Zhou Jiping as a Director of the Company        Mgmt          For                            For

8.c    Elect Mr. Duan Wende as a Director of the Company         Mgmt          For                            For

8.d    Elect Mr. Wang Yilin as a Director of the Company         Mgmt          For                            For

8.e    Elect Mr. Zeng Yukang as a Director of the Company        Mgmt          For                            For

8.f    Elect Mr. Wang Fucheng as a Director of the               Mgmt          For                            For
       Company

8.g    Elect Mr. Li Xinhua as a Director of the Company          Mgmt          For                            For

8.h    Elect Mr. Liao Yongyuan as a Director of the              Mgmt          For                            For
       Company

8.i    Elect Mr. Wang Guoliang as a Director of the              Mgmt          For                            For
       Company

8.j    Re-elect Mr. Jiang Fan as a Director of the               Mgmt          For                            For
       Company

8.k    Elect Mr. Chee-Chen Tung as the independent               Mgmt          For                            For
       Director of the Company

8.l    Elect Mr. Liu Hongru as the independent Director          Mgmt          For                            For
       of the Company

8.m    Elect Mr. Franco Bernabe as the independent               Mgmt          For                            For
       Director of the Company

8.n    Elect Mr. Li Yongwu as the independent Director           Mgmt          For                            For
       of the Company

8.o    Elect Mr. Cui Junhui as the independent Director          Mgmt          For                            For
       of the Company

9.a    Elect Mr. Chen Ming as the Supervisor of the              Mgmt          For                            For
       Company

9.b    Elect Mr. Wen Qingshan as the Supervisor of               Mgmt          For                            For
       the Company

9.c    Elect Mr. Sun Xianfeng as the Supervisor of               Mgmt          For                            For
       the Company

9.d    Elect Mr. Yu Yibo as the Supervisor of the Company        Mgmt          For                            For

9.e    Elect Mr. Wu Zhipan as the independent Supervisor         Mgmt          For                            For
       of the Company

9.f    PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Elect Mr. Li Yuan as the independent
       Supervisor of the Company

S.10   Authorize the Board of Directors, unconditional           Mgmt          Against                        Against
       general mandate to separately or concurrently
       issue, allot and deal with additional domestic
       shares and overseas listed foreign shares of
       the Company, provided that the number of the
       domestic shares and overseas listed foreign
       shares issued and allotted or agreed conditionally
       or unconditionally to be issued and allotted
       shall not exceed 20% of each of its existing
       the domestic shares and overseas listed foreign
       shares of the Company in issue as at the date
       of this resolution; b) to execute and do or
       procure to be executed and done, all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such shares;
       c) to make such amendments to the Articles
       of Association of the Company as it thinks
       fit so as to increase the registered share
       capital of the Company and reflect the new
       capital structure of the Company upon the allotment
       and issuance of shares of the Company as contemplated
       in this resolution; and e) in order to facilitate
       the issuance of shares in accordance with this
       resolution in a timely manner, to establish
       a special Committee of the Board and such Committee
       to exercise all such power granted to the Board
       of Directors to execute and do all such documents,
       deeds and things as it may consider necessary
       in connection with the issue of such shares
       contingent on the passing of sub-paragraphs
       (a) to (d) of this resolution and within the
       relevant period of this mandate f) the Board
       of Directors and the special Committee of the
       Board will only exercise its respective power
       under such mandate in accordance with the Company
       Law of the PRC, the Securities Law of the PRC,
       regulations or the listing rules of the Stock
       Exchange on which the Shares of the Company
       are listed [as amended from time to time] and
       only if all necessary approvals from the China
       Securities Regulatory Commission and/or other
       relevant PRC governmental authorities are obtained
       and the special Committee of the Board will
       only exercise its power under such mandate
       in accordance with the power granted by the
       shareholders at the annual general meeting
       to the Board[Authority expires the earlier
       of the conclusion of next AGM of the Company
       or at the end of 12month period]

11.    Approve the rules and procedures of the shareholders'     Mgmt          For                            For
       general meeting of the Company as specified

12.    Approve the Rules and procedures of the Board             Mgmt          For                            For
       of the Company as specified

13.    Approve the rules of organization and procedures          Mgmt          For                            For
       of the Supervisory Committee of the Company
       as specified

14.    Other matters, if any                                     Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 PHOENIX SATELLITE TELEVISION HOLDINGS LTD                                                   Agenda Number:  701426529
--------------------------------------------------------------------------------------------------------------------------
        Security:  G70645109
    Meeting Type:  EGM
    Meeting Date:  20-Dec-2007
          Ticker:
            ISIN:  KYG706451096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify: the conditional contract              Mgmt          No vote
       [as specified] made between [Shenzhou Television
       Company Limited] [Shenzhou] and [CNHK Media
       Limited] dated 15 NOV 2007 [the 2008 Contract]
       in relation to the purchase of advertising
       airtime at and/or sponsoring the programme
       Phoenix News Express being broadcasted on the
       Phoenix Chinese Channel and programme(s) being
       broadcasted on the Phoenix InfoNews Channel
       for the period from 01 JAN 2008 to 31 DEC 2008
       [as specified] and all transaction contemplated;
       and the entering into of the 2008 Contract
       and all other agreements, deeds and any other
       documents in relation thereto by Shenzhou and/or
       the Company; and authorize the Directors of
       the Company to do all such things and execute
       all such documents as they in their absolute
       discretion deem fit or appropriate to give
       effect to the 2008 Contract and the implementation
       of all transaction contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 PING AN INS GROUP CO CHINA LTD                                                              Agenda Number:  701546650
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y69790106
    Meeting Type:  AGM
    Meeting Date:  13-May-2008
          Ticker:
            ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 456567 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company [the Board of Directors] for
       the YE 31 DEC 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the annual report and its summary of              Mgmt          For                            For
       the Company for the YE 31 DEC 2007

4.     Approve the report of the Auditors and audited            Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2007

5.     Approve the profit distribution Plan and the              Mgmt          For                            For
       recommendation for final dividend for the YE
       31 DEC 2007

6.     Re-appoint Ernst & Young Hua Ming as the PRC              Mgmt          For                            For
       Auditors and Ernst & Young as the International
       Auditors of the Company, to hold office until
       the conclusion of the next AGM and authorize
       the Board of Directors to fix their remuneration

7.     Approve the appointment of Mr. Clive Bannister            Mgmt          For                            For
       as a Non-Executive Director of the Company,
       to hold office until the expiration of the
       term of the current Board of Directors

8.     Receive the report on the performance of Independent      Mgmt          For                            For
       Non-Executive Directors

9.     Receive the report on the use of proceeds of              Mgmt          For                            For
       the funds raised previously

10.    Authorize the Company to provide guarantees               Mgmt          Against                        Against
       in respect of the liabilities of its subsidiaries
       form time to time provided: the aggregate amount
       of such guarantees shall not exceed 50% of
       the least audited net asset value of the Company
       from time to time; there shall be no upper
       limit to the amount of guarantee allocated
       to any one subsidiary of the Company with in
       the limit approved at the general meeting,
       provided that the amount of any one single
       guarantee shall not exceed 10% of the least
       audited net asset value of the Company; authorize
       the Executive Directors subject to limitation
       as specified and approve substantive details
       of such guarantees as specified

S.11   Authorize the Board of Directors, subject to              Mgmt          Against                        Against
       this resolution and in accordance with the
       relevant requirements of the Rules Governing
       the Listing securities on The Stock Exchange
       of Hong Kong Limited, the Articles of Association
       of the Company and applicable laws and regulations
       of the People's Republic of China, to allot,
       issue and deal with additional H shares of
       the Company or grants offers, agreements, options
       and rights of exchange conversion during the
       relevant period, not exceeding 20% of the nominal
       amount of H shares capital of the Company,
       otherwise pursuant to (i) a rights issue; (ii)any
       scrip dividend or similar arrangement providing
       for allotment of shares in lieu of the whole
       part of a dividend on shares of the Company,
       in accordance with the Articles of Association;
       [Authority expires at the conclusion of the
       next AGM of the Company or the expiration of
       the period with in which the next AGM of the
       Company is required by the Articles of association
       of the Company or other applicable laws to
       be held]; to make corresponding amendments
       to the Articles of Association of the Company
       as it thinks fit so as to reflect the new capital
       structure upon the allotment or issuance of
       shares as provided in this resolution

12.    Authorize the Chairman and the Secretary of               Mgmt          Against                        Against
       the Board of Directors of the Company to renew
       annually thereafter the liability insurance
       for the Company's Directors, Supervisors and
       Senior Management on the basis that the insurance
       coverage remains substantially unchanged and
       the insured sum does not make exceed the original
       amount and to execute all necessary legal documents
       and to make appropriate disclosure if necessary




--------------------------------------------------------------------------------------------------------------------------
 ROAD KING INFRASTRUCTURE LTD                                                                Agenda Number:  701318467
--------------------------------------------------------------------------------------------------------------------------
        Security:  G76058109
    Meeting Type:  SGM
    Meeting Date:  16-Jul-2007
          Ticker:
            ISIN:  BMG760581097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve that: i) the exercise by RK Investment            Mgmt          For                            For
       [Beijing] Limited [RKI (BJ)], a wholly-owned
       subsidiary of the Company, of the options granted
       under: a) the agreement [the Sunco A Purchase
       Option Agreement] dated 23 JAN 2007 entered
       into amongst RKI (BJ), Sunco China Holdings
       Limited [Sunco China], Sunco Management Holdings
       Limited [Sunco Management] and Mr. Sun Hongbin
       [Mr. Sun], whereby Sunco China and Sunco Management
       had granted an option [the Sunco A Purchase
       Option] to RKI (BJ) for RKI (BJ) to require
       Sunco China and Sunco Management to sell to
       RKI (BJ) [or such persons as it may designate]
       a total of 3,184 shares in the capital of Sunco
       Property Holdings Limited [formerly known as
       Sunco Binhai Land Limited] [Sunco A, and shares
       of USD 0.01 each in the capital of Sunco A,
       the Sunco A Shares]; b) the agreement [the
       Sunco A Subscription Option Agreement] dated
       23 JAN 2007 entered into between RKI (BJ) and
       Sunco A, whereby Sunco A had granted an option
       [the Sunco A Subscription Option] to RKI (BJ)
       for RKI (BJ) to require Sunco A to issue 10,000
       new Sunco A Shares to RKI (BJ) [or such other
       persons as it may designate]; and c) the agreement
       dated 17 OCT 2006 [as amended by 2 supplemental
       agreements dated 01 DEC 2006 and 23 JAN 2007]
       entered into amongst RKI (BJ), Elite Rich Investment
       Limited [Elite Rich], a wholly-owned subsidiary
       of Wai Kee Holdings Limited [Wai Kee], and
       Mr. Zhang Huaqiao [Mr. Zhang] as subscribers,
       Sunco A and Mr. Sun, Sunco China and Sunco
       Management as guarantors, whereby Sunco A granted
       to RKI (BJ), Elite Rich and Mr. Zhang an option
       [the Adjustment Option] [as specified] to subscribe
       for 4,455 and 455 and 90 new Sunco A Shares
       respectively, and ii) the transactions contemplated
       under the agreement [the Zhang Participation
       Agreement] dated 26 MAY 2007 entered into between
       RKI (BJ) and Mr. Zhang [as specified], pursuant
       to which RKI (BJ) shall, if and when it exercises
       the Sunco A Subscription Option, direct Sunco
       A to issue 60 new Sunco A Shares at HKD100,000
       per Sunco A Share to Mr. Zhang instead of RKI
       (BJ); and iii) authorize the Board of Directors
       [the Board] to do all such things and take
       all other steps which, in the opinion of the
       Board, may be necessary or desirable in connection
       with the exercise of the Sunco A Purchase Option,
       Sunco A Subscription Option and Adjustment
       Option and the completion of the acquisitions
       of further Sunco A Shares pursuant to such
       exercise and the implementation of the Zhang
       Participation Agreement

2.     Approve the transactions contemplated under               Mgmt          Abstain                        Against
       the agreement [the Elite Rich Agreement] dated
       23 JAN 2007 between RKI (BJ) and Elite Rich
       as amended by the supplemental agreement [the
       Elite Rich Supplemental Agreement] dated 26
       MAY 2007 entered into between RKI(BJ) and Elite
       Rich [as specified] pursuant to which, if and
       when RKI (BJ) exercises the Sunco A Purchase
       Option: a) Elite Rich [in consideration of
       HKD1.00] agreed on receipt of a notice in writing
       from RKI (BJ) to assign at face value its portion
       of loan advances [together with all accrued
       and unpaid interest] [the Assignment Price]
       under the loan [Loan 4] advanced by Elite Rich
       to Sunco Real Estate Investment Limited [Sunco
       B] pursuant to the loan agreement dated 28
       NOV 2006 between Elite Rich and Sunco B in
       the sum of RMB 36,363,636 in HKD equivalent
       and to release the related securities and guarantees
       as RKI (BJ) may direct; and b) RKI (BJ) shall
       direct Sunco China and Sunco Management to
       transfer a total of 364 existing Sunco A Shares
       to Elite Rich under the Sunco A Purchase Option
       Agreement for the purpose of satisfying RMB
       36,363,636 of the Assignment Price, and RKI
       (BJ) shall pay the balance of the Assignment
       Price to Elite Rich in cash; and authorize
       the Board to do all such things and take all
       other steps which, in the opinion of the Board,
       may be necessary or desirable in connection
       with the Elite Rich Agreement and the Elite
       Rich Supplemental Agreement




--------------------------------------------------------------------------------------------------------------------------
 ROAD KING INFRASTRUCTURE LTD                                                                Agenda Number:  701415576
--------------------------------------------------------------------------------------------------------------------------
        Security:  G76058109
    Meeting Type:  SGM
    Meeting Date:  10-Dec-2007
          Ticker:
            ISIN:  BMG760581097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the additional works and extra costs              Mgmt          No vote
       in relation to the works rendered by [the Contractor]
       due to amendments to the scale, design and
       structure of the contracted project and an
       escalation of the const of major construction
       materials in accordance with the terms of the
       agreement entered into between Changzhou Great
       Gallop Properties Developments Limited [the
       Developer], a wholly-owned subsidiary of the
       Company, and the Contractor dated 14 JUN 2006
       [the Construction Agreement], which in aggregate
       estimated to be approximately RMB 136,000,000
       [approximately HKD 140,488,000] to be incurred
       by the Developer [the Variation Works]; and
       authorize the Board of Directors of the Company
       to exercise all the powers of the Company and
       take all steps as might in their opinion be
       desirable or necessary in connection with the
       Variation Works under the Constriction Agreement




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI ELECTRIC GROUP CO LTD                                                              Agenda Number:  701378994
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y76824104
    Meeting Type:  EGM
    Meeting Date:  16-Nov-2007
          Ticker:
            ISIN:  CNE100000437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.1  Approve the China Securities Regulatory Commission        Mgmt          For                            For
       Regulatory Commission [''CSRC''] and other
       relevant regulatory authorities, to allot and
       issue of A Shares by the Company in the PRC
       by way of Initial Public Offering of new A
       Shares: the Class of shares: A Shares

S.1.2  Approve the China Securities Regulatory Commission        Mgmt          For                            For
       Regulatory Commission [''CSRC''] and other
       relevant regulatory authorities, to allot and
       issue of A Shares by the Company in the PRC
       by way of Initial Public Offering of new A
       Shares: the Nominal value: RMB1.00 each

S.1.3  Approve the China Securities Regulatory Commission        Mgmt          For                            For
       Regulatory Commission [''CSRC''] and other
       relevant regulatory authorities, to allot and
       issue of A Shares by the Company in the PRC
       by way of Initial Public Offering of new A
       Shares: the Place of listing: Shanghai Stock
       Exchange

S.1.4  Approve the China Securities Regulatory Commission        Mgmt          For                            For
       Regulatory Commission [''CSRC''] and other
       relevant regulatory authorities, to allot and
       issue of A Shares by the Company in the PRC
       by way of Initial Public Offering of new A
       Shares: the Total number of shares to be issued:
       616,038,045 A Shares

S.1.5  Approve the China Securities Regulatory Commission        Mgmt          For                            For
       Regulatory Commission [''CSRC''] and other
       relevant regulatory authorities, to allot and
       issue of A Shares by the Company in the PRC
       by way of Initial Public Offering of new A
       Shares: the Target subscribers: Shareholders
       of Shanghai Power Transmission, other than
       the Company; in the event that such minority
       shareholders refuse to receive the A Shares,
       in whole or in part, the Cash Alternative Provider

S.1.6  Approve the China Securities Regulatory Commission        Mgmt          For                            For
       Regulatory Commission [''CSRC''] and other
       relevant regulatory authorities, to allot and
       issue of A Shares by the Company in the PRC
       by way of Initial Public Offering of new A
       Shares: The issue price of the A Shares: RMB4.78;
       the basis for determining the issue price,
       as specified

S.1.7  Approve the China Securities Regulatory Commission        Mgmt          For                            For
       Regulatory Commission [''CSRC''] and other
       relevant regulatory authorities, to allot and
       issue of A Shares by the Company in the PRC
       by way of Initial Public Offering of new A
       Shares: As the A Shares are issued to implement
       the Merger Proposal by way of a share exchange,
       no proceeds will arise from the A Share Issue

S.1.8  Approve the China Securities Regulatory Commission        Mgmt          For                            For
       Regulatory Commission [''CSRC''] and other
       relevant regulatory authorities, to allot and
       issue of A Shares by the Company in the PRC
       by way of Initial Public Offering of new A
       Shares: Validity period of this resolution:
       This resolution shall be effective for a period
       of 12 months from the date of the passing of
       this resolution

S.2    Approve, conditional upon the obtaining of approvals      Mgmt          For                            For
       from the CSRC and other relevant regulatory
       authorities, the approval from the Shanghai
       Power Transmission Minority Shareholders and
       the Special Resolution 1 being passed, the
       Merger Proposal, as specified

S.3    Approve, subject to the passing of the Special            Mgmt          For                            For
       Resolution 1 and 2, and conditional upon the
       approval from Shanghai Power Transmission Shareholders,
       a Merger Agreement, which incorporates all
       the principal terms and conditions of the Merger
       Proposal in all material respects, to be entered
       into between the Company and Shanghai Power
       Transmission

S.4    Amend the Articles of Association as specified            Mgmt          Against                        Against

S.5    Approve, subject to the passing of the Special            Mgmt          For                            For
       Resolution 1 and conditional upon the completion
       of the A Share Issue, the amendments to the
       Articles of Association as specified and authorize
       the Board to make further amendments which
       in its opinion may be necessary, desirable
       and expedient in accordance with the mandatory
       requirements of the applicable laws and regulations,
       and as the government authorities of the PRC
       may require, and to apply for approvals from
       the relevant government authorities after completion
       of the A Share Issue; and amend Articles of
       Association referred to in this special resolution
       shall come into effect upon the successful
       completion of the A Shares Issue

S.6    Approve, subject to the passing of the Special            Mgmt          For                            For
       Resolution 1 and conditional upon the completion
       of the A Share Issue, the rules and procedures
       for Shareholders' general meeting as specified
       and adopt as part of the Articles of Association
       and shall come into effect when the amendments
       to the Articles of Association covered in Special
       Resolution 5 become effective

S.7    Approve, subject to the passing of the Special            Mgmt          For                            For
       Resolution 1 and conditional upon the completion
       of the A Share Issue, the rules and procedures
       for the meetings of the Board of Directors
       as specified and adopt as part of the Articles
       of Association and shall come into effect when
       the amendments to the Articles of Association
       covered in Special Resolution 5 become effective

S.8    Approve, subject to the passing of the Special            Mgmt          For                            For
       Resolution 1 and conditional upon the completion
       of the A Share Issue, the proposed rules and
       procedures for supervisory committee as specified
       and adopt as part of the Articles of Association
       and shall come into effect when the amendments
       to the Articles of Association covered in Special
       Resolution 5 become effective

S.9    Authorize the Board to determine and deal with            Mgmt          For                            For
       at its discretion and with full authority,
       the matters in relation to the A Share Issue
       by way of a share exchange [including but not
       limited to the specific timing of issue, number
       of A Shares to be issued, offering mechanism,
       pricing mechanism, issue price, target subscribers
       and the number and proportion of A Shares to
       be issued to each subscriber]; In addition,
       the Board shall be and is authorized to at
       its discretion and with full authority sign
       or execute all necessary documents [including
       but not limited to the preliminary prospectus,
       the prospectus, underwriting agreement, listing
       agreement and any related announcement], effect
       and carry out necessary formalities [including
       but not limited to procedures for listing of
       the A Shares on Shanghai Stock Exchange], and
       take all other necessary actions in connection
       with the A Share Issue [including but not limited
       to making adjustments, which have been covered
       in the above special resolution 1 for the proceeds
       from the A Share Issue, on the basis of approvals
       obtained prior to the issue and allotment of
       A Shares], as well as to handle all registration
       requirements in relation to changes in the
       registered capital of the Company following
       the completion of the A Share Issue

10.    Approve, subject to the passing of the Special            Mgmt          For                            For
       Resolution 1, the distribution plan for the
       accumulated profit of the Company before the
       A Share Issue, according to which, the distributable
       profit of the Company before the A Share Issue
       shall be distributed to all new Shareholders
       under the A Share Issue and the existing Shareholders
       in proportion to their shareholding in accordance
       with the Company's dividend policies

11.    Approve, subject to the passing of the above              Mgmt          For                            For
       special resolution 1, the proposed system for
       independent directorship as specified and shall
       come into effect when the amendments to the
       Articles of Association covered in Special
       Resolution 5 become effective

12.1   Re-elect Mr. Xu Jianguo as a Director                     Mgmt          For                            For

12.2   Re-elect Mr. Zhu Kelin as a Director                      Mgmt          For                            For

12.3   Re-elect Mr. Huang Dinan as a Director                    Mgmt          For                            For

12.4   Re-elect Mr. Li Manping as a Director                     Mgmt          For                            For

12.5   Re-elect Mr. Yu Yingui as a Director                      Mgmt          For                            For

12.6   Re-elect Mr. Yao Minfang as a Director                    Mgmt          For                            For

12.7   Re-elect Dr. Yao Fusheng as a Director                    Mgmt          For                            For

12.8   Re-elect Dr. Cheung Wai Bun as a Director                 Mgmt          For                            For

12.9   Re-elect Mr. Lei Huai Chin as a Director                  Mgmt          For                            For

13.1   Re-elect Mr. Cheng Zuomin as a Supervisor                 Mgmt          For                            For

13.2   Re-elect Mr. Sun Wenzhu as a Supervisor                   Mgmt          For                            For

13.3   Re-elect Mr. Zhou Changsheng as a Supervisor              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  701405703
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  EGM
    Meeting Date:  26-Nov-2007
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Proposed Spin-off as specified and            Mgmt          No vote
       authorize the Board of Directors of the Company
       [the Board] to approve and implement the Proposed
       Spin-off and to do all such acts, to enter
       into all such agreements, transactions and
       arrangements and to take all such actions in
       connection therewith or arising therefrom in
       relation to the Proposed Spin-off as the Board
       may consider necessary or expedient in order
       to give effect to the Proposed Spin-off

2.     Approve the adoption of the WF Scheme, subject            Mgmt          No vote
       to and conditional upon: a) the passing of
       an ordinary resolution of the shareholders
       of The Wing Fat Printing Company, Limited [WF
       Printing] approving the adoption of the share
       option scheme of WF Printing [the WF Scheme],
       as specified; b) the approval of the WF Scheme
       by the shareholders of the Company; c) the
       listing committee of The Stock Exchange of
       Hong Kong Limited granting approval of the
       listing of, and permission to deal in, the
       shares of WF Printing in issue and to be issued
       as mentioned in the prospectus [as specified]
       and any shares of WF Printing which may fall
       to be issued pursuant to the exercise of options
       granted under the WF Scheme, whether the granting
       of the listing and permission is subject to
       conditions or not; and d) the obligations of
       the underwriters of the Global Offering [as
       specified] under the underwriting agreements
       in respect of the Global Offering becoming
       unconditional [including, if relevant, as a
       result of the waiver of any condition(s) by
       the Global Coordinator (as specified) for itself
       and the said underwriters] and not being terminated
       in accordance with the respective terms of
       such underwriting agreements or otherwise and
       authorize the Board of Directors of the Company
       [the Board] to do all such acts, to enter into
       all such agreements, transactions and arrangements
       and to take all such actions in connection
       therewith or arising therefrom as the Board
       may consider necessary or expedient in order
       to give effect to the WF Scheme




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI PRIME MACHINERY COMPANY LTD                                                        Agenda Number:  701358889
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7687Y103
    Meeting Type:  EGM
    Meeting Date:  26-Oct-2007
          Ticker:
            ISIN:  CNE100000445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the equity transfer agreement          Mgmt          For                            For
       dated 16 AUG 2007 [the Equity Transfer Agreement]
       entered into between the Company [as the vendor]
       and Shanghai Electric [Group] Corporation [as
       the purchaser] in relation to the disposal
       of 60% equity interest in Shanghai Nanyang
       Electric Motor Company Limited owned by the
       Company and the transaction contemplated thereunder;
       and, authorize the Board of Directors of the
       Company to exercise all powers of the Company
       and execute all documents and to do all such
       things and take all other steps as might in
       its opinion be desirable or necessary in connection
       with the Equity Transfer Agreement and/or the
       transaction contemplated thereunder

2.     Appoint Mr. Liu Zhenduo as a Director of the              Mgmt          For                            For
       Company

S.3    Amend Article 17 and Article 20 of the Articles           Mgmt          For                            For
       of Association of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON CONSTRUCTION & MATERIALS LTD                                                        Agenda Number:  701337289
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8114W108
    Meeting Type:  SGM
    Meeting Date:  17-Aug-2007
          Ticker:
            ISIN:  BMG8114W1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Agreement as specified             Mgmt          For                            For
       and the transaction contemplated thereunder;
       and authorize the Directors of the Company
       [Director[s]] to do all such further acts and
       things and execute such further documents and
       take all steps which in their opinion may be
       necessary, desirable or expedient to implement
       and/or give effect to the Agreement and all
       other transactions of the Company which arise
       following completion of the Agreement and all
       other transactions contemplated thereunder
       with any changes as such Directors may consider
       necessary, desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 SINOPEC SHANGHAI PETROCHEMICAL CO LTD                                                       Agenda Number:  701395736
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y80373106
    Meeting Type:  EGM
    Meeting Date:  13-Dec-2007
          Ticker:
            ISIN:  CNE1000004C8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Product Supply and Sales Services             Mgmt          Abstain                        Against
       Framework Agreement [as specified in the Company's
       continuing connected transactions announcement
       published in "China Securities" and "Shanghai
       Securities News" on 22 OCT 2007 [the "Announcement"]
       or the Company's the continuing connected transactions
       circular to its H shareholders dated 29 OCT
       2007 [the "Circular"]] and the Continuing Connected
       Transactions [as specified in the Company's
       Announcement or Circular] contained therein
       and authorize any Director of the Company to
       do all acts and things and execute all documents
       which may in his or her opinion be necessary,
       desirable or expedient to implement and give
       effect to any of the matters relating to, or
       incidental to, the Product Supply and Sales
       Services Framework Agreement

2.     Approve the Comprehensive Services Framework              Mgmt          Abstain                        Against
       Agreement [as specified in the Company's Announcement
       or Circular] contained therein and authorize
       any Director of the Company to do all acts
       and things and execute all documents which
       may in his or her opinion be necessary, desirable
       or expedient to implement and give effect to
       any of the matters relating to, or incidental
       to, the Comprehensive Services Framework Agreement

3.     Approve the caps for each of the Continuing               Mgmt          Abstain                        Against
       Connected Transactions [as specified in the
       Company's Announcement or Circular] for the
       YE 31 DEC 2008, 31 DEC 2009 and 31 DEC 2010




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD                                                   Agenda Number:  701576956
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84629107
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2008
          Ticker:
            ISIN:  TW0002330008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 468955 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Chairman's address                                        Non-Voting    No vote

2.1    2007 business report                                      Non-Voting    No vote

2.2    Audit Committee's report                                  Non-Voting    No vote

2.3    The implementation of common shares buyback               Non-Voting    No vote

2.4    TSMC's 'rules and procedures of Board of Directors        Non-Voting    No vote
       meetings'

3.1    Approve the 2007 business report and financial            Mgmt          For                            For
       statements

3.2    Approve the distribution of 2007 profits                  Mgmt          For                            For

3.3    Approve the capitalization of 2007 dividends,             Mgmt          For                            For
       2007 employee profit sharing and capital surplus

4.     Other business and special motion                         Non-Voting    No vote

5.     Meeting adjourned                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WEICHAI POWER CO LTD                                                                        Agenda Number:  701403545
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9531A109
    Meeting Type:  EGM
    Meeting Date:  24-Dec-2007
          Ticker:
            ISIN:  CNE1000004L9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1.A  Approve the proposal for the issue [the "Issue"]          Mgmt          No vote
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       each of the class and nominal value of A shares
       to be issued

S.1.B  Approve the proposal for the issue [the "Issue"]          Mgmt          No vote
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       number of A shares to be issued

S.1.C  Approve the proposal for the issue [the "Issue"]          Mgmt          No vote
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the method of price determination

S.1.D  Approve the proposal for the issue [the "Issue"]          Mgmt          No vote
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the target investors of the issue

S.1.E  Approve the proposal for the issue [the "Issue"]          Mgmt          No vote
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the mode of the Issue

S.1.F  Approve the proposal for the issue [the "Issue"]          Mgmt          No vote
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the place of listing of the A Shares

S.1.G  Approve the proposal for the issue [the "Issue"]          Mgmt          No vote
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the use of proceeds of the Issue

S.1.H  Approve the proposal for the issue [the "Issue"]          Mgmt          No vote
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the validity period of the resolution approving
       the issue

S.1.I  Approve the proposal for the issue [the "Issue"]          Mgmt          No vote
       of additional A shares [being ordinary shares
       in the share capital of the Company with a
       Renminbi denominated par value of RMB 1.00
       each, to be traded in Renminbi and listed on
       The Shenzhen Stock Exchange] ["A Shares"] and
       the distribution of accumulated profits of
       the Company prior to completion of the issue

S.2    Approve the usage of proceeds of the issue of             Mgmt          No vote
       new A shares, in respect of the feasibility
       of the projects, [being ordinary shares in
       the share capital of the Company with a Renminbi
       denominated par value of RMB 1.00 each, to
       be traded in Renminbi and listed on The Shenzhen
       Stock Exchange]

S.3    Authorize the Board of Directors to deal with             Mgmt          No vote
       the relevant matters regarding the issue of
       A shares [being ordinary shares in the share
       capital of the Company with a Renminbi denominated
       par value of RMB 1.00 each, to be traded in
       Renminbi and listed on The Shenzhen Stock Exchange]

4.     Approve the Rules for the Management of the               Mgmt          No vote
       Use of Proceeds of Weichai Power Co., Ltd

5.     Approve the Explanation of the Previous Use               Mgmt          No vote
       of Proceeds of the Board of Directors of Weichai
       Power Co., Ltd




--------------------------------------------------------------------------------------------------------------------------
 WEICHAI POWER CO LTD                                                                        Agenda Number:  701570310
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9531A109
    Meeting Type:  AGM
    Meeting Date:  19-Jun-2008
          Ticker:
            ISIN:  CNE1000004L9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report of the Company for              Mgmt          For                            For
       the year ended 31 DEC 2007

2.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

4.     Receive the audited financial statements of               Mgmt          For                            For
       the Company and the Auditors' report for the
       YE 31 DEC 2007

5.     Approve the report of the audited financial               Mgmt          For                            For
       statements and the Auditors' report of the
       Company for the YE 31 DEC 2007

6.     Approve the distribution of profit to the shareholders    Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

7.     Re-appoint Shandong Zheng Yuan Hexin Accountants          Mgmt          For                            For
       Limited as the PRC Auditors of the Company
       and authorize the Directors to determine their
       remuneration

8.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the non-PRC Auditors of the Company and
       authorize the Directors to determine their
       remuneration

9.     Authorize the Board of Directors for payment              Mgmt          For                            For
       of interim dividend [if any] to the shareholders
       of the Company for the YE 31 DEC 2008

S.10   Amend the Articles of Association of the Company          Mgmt          For                            For
       [the Existing Articles] by changing the name
       for "Weifang Diesel Factory" to "Weichai Group
       Holdings Limited and by replacing the 1st paragraph
       of Article 7, as specified

S.11   Authorize the Board of the Directors to separately        Mgmt          Against                        Against
       or concurrently allot, issue and deal with
       additional A Shares and/or H Shares and to
       make or grant offers, agreements and/or options
       in respect thereof, subject to the following
       conditions: a) the general mandate shall not
       extend beyond the relevant period save that
       the Board of Directors may during the relevant
       period make or grant offers, agreements and/or
       options which may require the exercise of such
       power after the end of the relevant period;
       b) the aggregate nominal amount of the A Shares
       and the H Shares allotted and issued or agreed
       conditionally or unconditionally to be allotted
       and issued [whether pursuant to an option or
       otherwise] by the Board of Directors [otherwise
       than pursuant to any scrip dividend scheme
       [or similar arrangement providing for the allotment
       and issue of shares in lieu of the whole or
       part of a dividend], any share option scheme,
       a rights issue or any separate approval of
       the shareholders of the Company] shall not
       exceed 20% of the aggregate nominal amount
       of the A and H Shares in issue, respectively,
       in each case as at the date of passing of this
       resolution; and c) the Board of Directors will
       only exercise its power under the general mandate
       in accordance with the Company Law of the People's
       Republic of China [the PRC, which for the purpose
       of this resolution excludes the Hong Kong Special
       Administrative Region [Hong Kong], the Macau
       Special Administrative Region and Taiwan] and
       the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [as may be amended from time to time] and,
       if required, only if all necessary approvals
       from the China Securities Regulatory Commission
       and/or other relevant PRC government authorities
       are obtained [provided that in the event that
       A Shares are to be issued pursuant to the General
       Mandate, and if the then applicable laws and
       regulations of the PRC require such issue to
       be approved by the shareholders of the Company,
       further meeting(s) of the shareholders of the
       Company will be convened to consider and approve
       such a share issue; and in the event that the
       general mandate is not approved by the relevant
       regulatory authorities in the PRC in respect
       of the issue of A Shares, the general mandate
       shall be limited to the issue of H Shares only];
       [Authority expires the earlier of the conclusion
       the conclusion of the next AGM of the Company
       following the passing of this special resolution,
       unless, by a special resolution passed at that
       meeting, the General Mandate is renewed, either
       unconditionally or subject to conditions or
       the expiry of the period within which the next
       AGM is required by the Articles of Association
       of the Company or any applicable law to be
       held]; and, authorize the Board of Directors,
       contingent on the Board of Directors resolving
       to exercise the general mandate and/or issue
       shares pursuant to this resolution above: a)
       to approve, execute and do, and/or procure
       to be executed and done, all such documents,
       deeds and matters which it may consider necessary
       in connection with the exercise of the general
       mandate and/or the issue of shares, including
       but not limited to the time, price and quantity
       of and the place for such issue, to make all
       necessary applications to the relevant authorities,
       and to enter into underwriting agreement(s)
       or any other agreement(s); b) to determine
       the use of proceeds and to make all necessary
       filings and registration with the relevant
       authorities in the PRC, Hong Kong and/or any
       other places and jurisdictions [as appropriate];
       and c) to increase the registered capital of
       the Company and make all necessary amendments
       to the Articles of Association of the Company
       to reflect such increase and to register the
       increased capital with the relevant authorities
       in the PRC, Hong Kong and/or any other places
       and jurisdictions [as appropriate]




--------------------------------------------------------------------------------------------------------------------------
 XINAO GAS HOLDINGS LTD                                                                      Agenda Number:  701462727
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9826J104
    Meeting Type:  EGM
    Meeting Date:  07-Mar-2008
          Ticker:
            ISIN:  KYG9826J1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Product Sales Agreement            Mgmt          No vote
       dated 13 FEB 2008 entered into between the
       Company as purchaser and Companies to which
       Mr. Wang Yusuo and/or his associates is/are
       entitled to exercise or control the exercise
       of 30% or more of the voting power at any general
       meeting of such Companies [the Wang Family
       Companies] as seller in respect of the sale
       and purchase of dimethyl ether, as specified,
       and transactions contemplated thereunder [the
       Transaction] and the implementation thereof;
       approve the proposed annual caps in respect
       of the Transaction for the FYE 31 DEC 2008,
       2009 and 2010 being RMB 500,000,000, RMB 1,100,000,000
       and RMB 2,420,000,000 respectively and authorize
       the Directors of the Company for and on behalf
       of the Company to do all such acts and things,
       to sign and execute all such documents, instruments
       and agreements and to take all such steps as
       they may consider necessary, appropriate, desirable
       or expedient to give effect to or in connection
       with this resolution




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  701432510
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97417102
    Meeting Type:  EGM
    Meeting Date:  30-Jan-2008
          Ticker:
            ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the terms of the Acquisition           Mgmt          No vote
       Agreement entered into between Heze Neng Hua
       and the Parent Company for the Acquisition,
       and all the transactions contemplated therein;
       and approve the execution of the Acquisition
       Agreement by the Directors of the Company and
       authorize the Directors of the Company [or
       any one of them] to do all such acts and things,
       to sign and execute all such further documents
       and to take such steps as the Directors of
       the Company [or any one of them] may in their
       absolute discretion consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the Agreements or any of
       the transactions contemplated thereunder and
       all other matters thereto

S.2    Amend Article 158 of the Company's Articles               Mgmt          No vote
       of Association as speicified




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  701579077
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y97417102
    Meeting Type:  AGM
    Meeting Date:  27-Jun-2008
          Ticker:
            ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the working report of the Board of Directors      Mgmt          For                            For
       of the Company [the Board] for the YE 31 DEC
       2007

2.     Approve the working report of the Supervisory             Mgmt          For                            For
       Committee of the Company for the YE 31 DEC
       2007

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company as at and for the YE 31 DEC 2007

4.     Approve the profit distribution plan [the cash            Mgmt          For                            For
       dividend distribution plans] of the Company
       for the YE 31 DEC 2007 and authorize the Board
       to distribute such dividend to shareholders
       of the Company

5.1    Re-appoint Mr. Wang Xin as a Non-Worker Representative    Mgmt          For                            For
       Executive Director of the 4th session of the
       Board for a term of 3 years, which will become
       effective upon the conclusion of the AGM

5.2    Re-appoint Mr. Geng Jiahuai as a Non-Worker               Mgmt          For                            For
       Representative Executive Director of the 4th
       session of the Board for a term of 3 years,
       which will become effective upon the conclusion
       of the AGM

5.3    Re-appoint Mr. Yang Deyu as a Non-Worker Representative   Mgmt          For                            For
       Executive Director of the 4th session of the
       Board for a term of 3 years, which will become
       effective upon the conclusion of the AGM

5.4    Re-appoint Mr. Shi Xuerang as a Non-Worker Representative Mgmt          Against                        Against
       Executive Director of the 4th session of the
       Board for a term of 3 years, which will become
       effective upon the conclusion of the AGM

5.5    Re-appoint Mr. Chen Changchun as a Non-Worker             Mgmt          For                            For
       Representative Executive Director of the 4th
       session of the Board for a term of 3 years,
       which will become effective upon the conclusion
       of the AGM

5.6    Re-appoint Mr. Wu Yuxiang as a Non-Worker Representative  Mgmt          For                            For
       Executive Director of the 4th session of the
       Board for a term of 3 years, which will become
       effective upon the conclusion of the AGM

5.7    Re-appoint Mr. Wang Xinkun as a Non-Worker Representative Mgmt          For                            For
       Executive Director of the 4th session of the
       Board for a term of 3 years, which will become
       effective upon the conclusion of the AGM

5.8    Re-appoint Mr. Zhang Baocai as a Non-Worker               Mgmt          For                            For
       Representative Executive Director of the 4th
       session of the Board for a term of 3 years,
       which will become effective upon the conclusion
       of the AGM

6.I    Re-appoint Mr. Pu Hongjiu as a Independent Non-Executive  Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of 3 years, which will become effective
       upon the conclusion of the AGM

6.II   Appoint Mr. Zhai Xigui as a Independent Non-Executive     Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of 3 years, which will become effective
       upon the conclusion of the AGM

6III   Appoint Mr. Li Weian as a Independent Non-Executive       Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of 3 years, which will become effective
       upon the conclusion of the AGM

6.IV   Re-appoint Mr. Wang Junyan as a Independent               Mgmt          For                            For
       Non-Executive Director of the 4th session of
       the Board for a term of 3 years, which will
       become effective upon the conclusion of the
       AGM

7.I    Re-appoint Mr. Song Guo as a Non-worker Representative    Mgmt          For                            For
       Supervisors of the 4th session of the Supervisory
       Committee, which will become effective upon
       conclusion of the AGM

7.II   Re-appoint Mr. Zhou Shoucheng as a Non-Worker             Mgmt          For                            For
       Representative Supervisors of the 4th session
       of the Supervisory Committee, which will become
       effective upon conclusion of the AGM

7.III  Appoint Mr. Zhang Shengdong as a Non-Worker               Mgmt          For                            For
       Representative Supervisors of the 4th session
       of the Supervisory Committee, which will become
       effective upon conclusion of the AGM

7.IV   Appoint Ms. Zhen Ailan as a Non-Worker Representative     Mgmt          For                            For
       Supervisors of the 4th session of the Supervisory
       Committee, which will become effective upon
       conclusion of the AGM

8.     Approve to determine the remuneration of the              Mgmt          For                            For
       Directors and the Supervisors of the Company
       for the YE 31 DEC 2008

9.     Approve the Purchase of Liability Insurance               Mgmt          Against                        Against
       for the Directors, Supervisors and Senior Officers

10.    Approve the appointments of Grant Thornton and            Mgmt          For                            For
       Shine Wing Certified Public Accountants Limited
       as the Company's international and PRC Auditors
       for the year 2008, respectively, and an aggregate
       annual remuneration of RMB 6.96 million for
       the annual auditing and internal control evaluation
       auditing services, and authorize the Board
       to fix and pay their other service fees

S.11   Approve, the unconditional general mandate granted        Mgmt          Against                        Against
       to the Board to issue, allot and deal with
       additional H Shares in the share capital of
       the Company and to make or grant offers, agreements
       and options in respect thereof, subject to
       the following terms during or after the end
       of the relevant period shall not exceed 20
       % of the number of H Shares in issue as at
       the date of the this resolution; and the Board
       will only exercise its power under such mandate
       in accordance with the Company Law of the PRC
       and the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [as amended from time to time] and only if
       all necessary approvals from the China Securities
       Regulatory Commission and/or other relevant
       PRC government authorities are obtained; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the expiration of
       a 12-month period]; and contingent on the directors
       and authorize the Board to approve, execute
       and do or procure to be executed and done,
       all such documents, deeds and things as it
       may consider relevant in connection with the
       issue of such new shares including, but not
       limited to, determining the time and place
       of issue, making all necessary applications
       to the relevant authorities and entering into
       an underwriting agreement [or any other agreement],
       to determine the use of proceeds and to make
       all necessary filings and registrations with
       the relevant PRC, Hong Kong and other authorities,
       and to make such amendments to the Articles
       of Association as it thinks fit so as to reflect
       the increase in registered capital of the Company
       and to reflect the new share capital structure
       of the Company under the intended allotment
       and issue of the shares of the Company pursuant
       to this resolution

S.12   Authorize the Board to repurchase the issued              Mgmt          For                            For
       H Shares of the Company on the Hong Kong Stock
       Exchange, subject to and in accordance with
       all applicable laws, rules and regulations
       and/or requirements of the governmental or
       regulatory body of securities in the PRC, the
       Hong Kong Stock Exchange or of any other governmental
       or regulatory body and the aggregate nominal
       value of H Shares of the Company authorized
       to be repurchased subject to the approval in
       this resolution during the relevant period
       shall not exceed 10% of the aggregate nominal
       value of the issued H Shares of the Company
       as at the date of the passing of this resolution;
       the passing of a special resolution with the
       same terms as the resolution set out in this
       resolution [except for this sub-paragraph at
       the AGM of the Company to be held on 27 JUN
       2008 and the passing of a special resolution
       with the same terms as the resolution set out
       in this resolution [except for this sub-paragraph
       at a class meeting for the holders of H Shares
       and at a class meeting of the holders of Domestic
       Shares to be convened for such purpose; and
       the relevant PRC regulatory authorities as
       may be required by laws, rules and regulations
       of the PRC being obtained by the Company if
       appropriate; and the Company not being required
       by any of its creditors to repay or to provide
       guarantee in respect of any amount due to any
       of them [or if the Company is so required by
       any of its creditors, the Company having, in
       its absolute discretion, repaid or provided
       guarantee in respect of such amount] pursuant
       to the notification procedure as specified
       in Article 30 of the Articles of Association
       of the Company subject to the approval of all
       relevant PRC regulatory authorities for the
       repurchase of such H Shares being granted,
       to: amend the Articles of Association of the
       Company as it thinks fit so as to reduce the
       registered share capital of the Company and
       to reflect the new capital structure of the
       Company upon the repurchase of H Shares of
       the Company as contemplated in this resolution;
       and file the amended Articles of Association
       of the Company with the relevant governmental
       authorities of the PRC and Conditional upon:
       the special resolutions relating to the general
       mandate for the issue of additional H Shares;
       the special resolution for the grant of a general
       mandate to repurchase shares at the AGM and;
       the special resolutions as specified in the
       class meeting for the holders of H Shares and
       class meeting for the holders of Domestic Shareholders,
       respectively, being passed, the aggregate nominal
       amount of the H Shares of the Company which
       will be repurchased by the Company subject
       to the authority of the Directors granted under
       the special resolutions pursuant to the AGM
       and the class meetings shall be added to the
       aggregate nominal amount of share capital that
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to S.11 [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the expiration of
       a 12-month period]




--------------------------------------------------------------------------------------------------------------------------
 YUE YUEN INDUSTRIAL (HOLDINGS) LTD                                                          Agenda Number:  701453730
--------------------------------------------------------------------------------------------------------------------------
        Security:  G98803144
    Meeting Type:  AGM
    Meeting Date:  03-Mar-2008
          Ticker:
            ISIN:  BMG988031446
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          No vote
       the reports of the Directors and the Auditors
       for the YE 30 SEP 2007

2.     Declare a final dividend of HKD 0.53 per share            Mgmt          No vote
       for the YE 30 SEP 2007

3.1    Re-elect Mr. Tsai Chi Neng as a Director                  Mgmt          No vote

3.2    Re-elect Mr. David N.F. Tsai as a Director                Mgmt          No vote

3.3    Re-elect Miss. Tsai Pei Chun, Patty as a Director         Mgmt          No vote

3.4    Re-elect Mr. John J.D.Sy as a Director                    Mgmt          No vote

3.5    Re-elect Mr. Poon Yiu Kin, Samuel as a Director           Mgmt          No vote

3.6    Authorize the Board of Directors to fix the               Mgmt          No vote
       remuneration of the Directors

4.     Appoint the Auditors and authorize the Board              Mgmt          No vote
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company to allot,          Mgmt          No vote
       issue and deal with additional shares in the
       capital of the Company and make or grant offers,
       agreements and options during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue otherwise than pursuant to
       a rights issue or the exercise of subscription
       rights under the Share Option Scheme of the
       Company; [Authority expires at the conclusion
       of the next AGM of the Company]

5.B    Authorize the Directors of the Company to purchase        Mgmt          No vote
       its own shares during the relevant period,
       subject to and in accordance with all applicable
       laws and regulations, not exceeding 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue; [Authority expires
       at the conclusion of the next AGM of the Company]

5.C    Approve, conditional upon the ordinary resolution         Mgmt          No vote
       designated B, the aggregate nominal amount
       of the number of shares in the capital of the
       Company which are repurchased by the Company
       under the authority granted to the Directors
       of the Company as mentioned in that resolution
       shall be added to the aggregate nominal amount
       of share capital of the Company that may be
       allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to the ordinary resolution designated
       A as specified




--------------------------------------------------------------------------------------------------------------------------
 ZHEJIANG EXPWY CO LTD                                                                       Agenda Number:  701365202
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9891F102
    Meeting Type:  EGM
    Meeting Date:  30-Oct-2007
          Ticker:
            ISIN:  CNE1000004S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Declare an interim dividend of RMB 7.0 cents              Mgmt          For                            For
       per share in respect of the 6 months ended
       30 JUN 2007

2.     Re-appoint Deloitte Touche Tohmatsu Certified             Mgmt          For                            For
       Public Accountants Hong Kong as the Hong Kong
       Auditor of the Company and authorize the Board
       of Directors of the Company to fix their remuneration

3.     Re-appoint Zhejiang Pan China Certified Public            Mgmt          For                            For
       Accountants as the PRC Auditor of the Company
       and authorize the Board of Directors of the
       Company to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 ZHEJIANG EXPWY CO LTD                                                                       Agenda Number:  701495067
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9891F102
    Meeting Type:  AGM
    Meeting Date:  15-May-2008
          Ticker:
            ISIN:  CNE1000004S4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Directors for the               Mgmt          For                            For
       year 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       for the year 2007

3.     Approve the audited financial statements for              Mgmt          For                            For
       the year 2007

4.     Approve a final dividend of RMB 24 cents per              Mgmt          For                            For
       share in respect of the YE 31 DEC 2007

5.     Approve the final report for the year 2007 and            Mgmt          For                            For
       the financial budget for the year 2008

6.     Re-appoint Deloitte Touche Tohmatsu Certified             Mgmt          For                            For
       Public Accountants Hong Kong as the Hong Kong
       Auditors of the Company and authorize the Board
       of Directors of the Company to fix their remuneration

7.     Re-appoint Zhejiang Pan China Certified Public            Mgmt          For                            For
       Accountants as the PRC Auditors of the Company
       and authorize the Board of Directors of the
       Company to fix their remuneration




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE                                                  Agenda Number:  701455835
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9892H107
    Meeting Type:  EGM
    Meeting Date:  26-Mar-2008
          Ticker:
            ISIN:  CNE100000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to extend the effective period of the             Mgmt          No vote
       shareholders' approval for the proposed A Share
       Issue until the expiration of a period of 12
       months from the date of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE                                                  Agenda Number:  701455859
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9892H107
    Meeting Type:  CLS
    Meeting Date:  26-Mar-2008
          Ticker:
            ISIN:  CNE100000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to extend the effective period of the             Mgmt          No vote
       shareholders' approval for the proposed A Share
       Issue until the expiration of a period of 12
       months from the date of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE                                                  Agenda Number:  701597330
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9892H107
    Meeting Type:  AGM
    Meeting Date:  20-Jun-2008
          Ticker:
            ISIN:  CNE100000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 475356 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for 2007

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for 2007

3.     Approve the consolidated audited financial statements     Mgmt          For                            For
       and the Reports of the international and domestic
       Auditors of the Company for the YE 31 DEC 2007

4.1    Approve the profit distribution proposal of               Mgmt          For                            For
       the Company YE 31 DEC 2007: the Board of Directors
       of the Company proposed that for the future
       development purpose, the Company will not carry
       out any profit distribution and conversion
       of surplus reserve fund to issue new shares
       for year 2007

4.2    PLEASE NOTE THAT THIS IS A SHAREHOLDER PROPOSAL:          Shr           Against                        For
       approve a dividend of RBM 0.9 (tax included)
       per 10 shares for year 2007

5.     Approve the remuneration of the Directors, Supervisors    Mgmt          For                            For
       and Senor Management for the YE 31 DEC 2007

6.     Approve the re-appointment of Ernst & Young               Mgmt          For                            For
       and Ernst & Young Hua Ming as the Company's
       International and Domestic Auditors respectively
       for the year 2008, and to authorize the Board
       of Directors to determine their remuneration

7.1    Approve the resignation of Mr. Ke Xiping as               Mgmt          For                            For
       a Non-Executive Director of the Company

7.2    Authorize one of the Executive Directors of               Mgmt          For                            For
       the Company to sign the relevant documents
       regarding termination of service with Mr. Ke
       Xiping

8.1    Elect Mr. Peng Jiaqing as a Non-Executive Director        Mgmt          For                            For
       of the Company and his term will be effective
       from the date of passing of this resolution
       and expire on 17 AUG 2009

8.2    Authorize one of the Executive Directors of               Mgmt          For                            For
       the Company to sign the service agreement and/or
       other relevant documents with Mr. Peng Jiaqing

S.9    Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       Subject to the below limitations, a general
       unconditional mandate be and is hereby granted
       to the Board of Directors of the Company to
       exercise once or more than once during the
       Relevant Period [as defined below] all the
       powers of the Company to allot, issue, and
       dispose additional shares [either domestic
       shares or H shares]:[1] Except that the Board
       of Directors may during the Relevant Period
       make and grant offers, agreements and options
       which might require the exercise of the authority
       thereunder being allotted and issued after
       the expiry of the Relevant Period, this mandate
       will not be effective on the expiry of the
       Relevant Period; [2] The aggregate amount of
       the H shares and domestics shares to be allotted,
       issued and disposed or conditionally or unconditionally
       agreed to allotted, issued and disposed by
       the Board of Directors of the Company pursuant
       the authority granted shall not respectively
       exceed: [a] 20% of the aggregate amount of
       domestic shares as at the date of passing of
       this resolution; and [b] 20% of the aggregate
       amount of H shares as at the date of passing
       of this resolution, conditions [a] and [b]
       should base on the date of passing of this
       Resolution, and [3] The Board of Directors
       of the Company shall exercise the general mandate
       in accordance with the Company Law of the People's
       Republic of China, the Rules Governing the
       Listing securities on The Stock Exchange of
       Hong Kong Limited [in each case as amended
       from time to time], and the approval of China
       Securities Regulatory Commission and/or other
       relevant authorities; and for this resolution:
       Domestic Shares means the domestic invested
       shares of nominal value of RMB 0.10 each in
       the share capital of the Company, which are
       subscribed for and traded in Renminbi, H Shares
       means the overseas listed foreign invested
       shares of nominal value of RMB 0.10 each in
       the share capital of the Company, which are
       listed on the Stock Exchange of Hong Kong Ltd.
       and subscribed for and traded in Hong Kong
       dollars;[Authority expires at the earlier of
       the conclusion of the next AGM of the Company
       or 12 months from the date of the passing of
       this resolution]; [4] authorize the Board of
       Directors of the Company to issue new shares:
       [a] to approve, execute and make all documents,
       deeds and matters as it may consider necessary
       in connection therewith; [b] to make amendments
       to the Articles of Association of the Company
       as it thinks appropriate; and [c] to make all
       necessary filings and registrations with the
       relevant PRC, Hong Kong and/or other relevant
       authorities




--------------------------------------------------------------------------------------------------------------------------
 ZTE CORPORATION                                                                             Agenda Number:  701532574
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0004F105
    Meeting Type:  AGM
    Meeting Date:  27-May-2008
          Ticker:
            ISIN:  CNE1000004Y2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statements for the YE               Mgmt          For                            For
       31 DEC 2007 audited by the Company's PRC and
       the Hong Kong Auditors

2.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

3.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2007

4.     Approve the report of the President of the Company        Mgmt          For                            For
       for the YE 31 DEC 2007

5.     Approve the final financial accounts of the               Mgmt          For                            For
       Company for the YE 31 DEC 2007

6.     Approve the resolution of the Company on the              Mgmt          Against                        Against
       proposed continuous connected transaction framework
       agreements for 2008 [where Connected transaction
       is defined under the rules governing the Listing
       of Securities on Shenzhen Stock Exchange] the
       framework purchase Agreements for 2008 proposed
       to be entered into between ZTE Kangxun Telecom
       Company, Limited, a subsidiary of the Company,
       on the one hand and connected party Shenzhen
       Zhongxingxin Telecommunications Equipment Company,
       Limited together with its subsidiaries Shenzhen
       Zhongxing Xindi Telecommunications Equipment
       Company, Limited, Shenzhen Zhongxing Xinyu
       FPC Company, Limited and Shenzhen Zhongxing
       Xinzhou Complete Equipment Company, Limited,
       on the other, in respect of the purchase of
       cases, cabinets, distribution frames, flexible
       printed circuit boards and shelters with an
       annual cap of aggregated transaction amounts
       under the framework agreements estimated at
       RMB 950 million for 2008

7.1    Re-appoint Ernst & Young Hua Ming as the PRC              Mgmt          For                            For
       Auditors of the Company for 2008 and a proposal
       be made to 2007 AGM to authorize the Board
       of Directors to determine the audit fees of
       Ernst & Young Hua Ming for 2008 based on specific
       Audit work to be conducted

7.2    Re-appoint Ernst & Young as the Hong Kong Auditors        Mgmt          For                            For
       of the Company for 2008 and a proposal be made
       to 2007 AGM to authorize the Board of Directors
       to determine the Audit fees of Ernst & Young
       for 2008 based on the specific Audit work to
       be conducted

8.     Approve the regulatory opinion on General Meetings        Mgmt          For                            For
       of listed Companies, 5 Independent Directors
       of the Company shall deliver their work reports
       at the AGM

S.9    Approve the profit distribution and capitalization        Mgmt          For                            For
       from capital reserve for 2007 tabled by the
       Board of Directors of the Company: proposed
       profit distribution for 2007: RMB2.5 for every
       10 shares [including tax] or a total of RMB
       239,880,000 in cash, based on the Company's
       total share capital of 959,521,650 shares as
       at 31 DEC 2007; proposed capitalization from
       capital reserve for 2007: the creation of 4
       ordinary shares for every 10 shares by way
       of capitalization of capital reserves, representing
       a total increase of 383,808,660 shares based
       on the Company's total share capital of 959,521,650
       shares as at 31 DEC 2007; the total amount
       of RMB 383,808,600 will be converted to share
       capital from capital reserves, the balance
       of the capital reserve was RMB 5,772,061,760
       prior to the capitalization and RMB 5,388,253,100
       following the capitalization

S.10   Authorize the Board of Directors, to allot,               Mgmt          Against                        Against
       issue and deal with additional domestic shares
       and overseas listed foreign shares [H Shares]
       of the Company [including securities convertible
       into domestic shares and/or H Shares of the
       Company] and to make or grant offers, agreements
       or options, during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the domestic
       shares and H shares of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       any option scheme or similar arrangement from
       time to time being adopted for the grant or
       issue to the Directors, Supervisors, Senior
       Management and/or the Employees of the Company
       and/or any of its subsidiaries of shares or
       rights to acquire shares of the Company approved
       by the Board of Directors, and the Board of
       Directors will only exercise this authority
       in compliance with the Company Law of the Peoples
       Republic of China [as amended from time to
       time] and rules governing the listing of securities
       on the Stock Exchange of Hong Kong Limited
       [as amended from time to time] and with the
       necessary approvals of the China Securities
       Regulatory Commission and/or other relevant
       PRC government authorities;[Authority expires
       the earlier of the conclusion of the next AGM
       or 12 months]; and to approve and execute all
       documents and deeds and do all things or to
       procure the execution of such documents and
       deeds and the doing of such things necessary
       in their opinion for the issue of the new shares
       [including but not limited to determining the
       time and place for issue, class and number
       of new shares to be issued, the pricing method
       and/or issue prices [including price ranges]
       of the shares, submitting all necessary applications
       to relevant authorities, entering into underwriting
       agreements [or any other agreements], determining
       the use of proceeds, and fulfilling filing
       and registration requirements of the PRC, Hong
       Kong and other relevant authorities, including
       but not limited to registration with relevant
       PRC authorities of the increase in registered
       share capital as a result of the issue of shares
       pursuant to passing of this resolution]; and
       to amend the Company's Articles of Association
       as they deem necessary to increase the registered
       share capital of the Company and to reflect
       the new capital structure of the Company following
       the allotment and issue of the Company's shares

S11.1  Amend the Article 14(2) under Charter 2 of the            Mgmt          For                            For
       Articles of Association as specified

S11.2  Amend the "proposals of profit distribution               Mgmt          For                            For
       and capitalization from capital reserve for
       2007" at the general meeting, the issued share
       capital and the registered capital will change
       as a result of Bonus Shares Issue, Articles
       24 and 27 under Chapter 3 of the Articles of
       Association as specified



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Investment Trust III
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/29/2008